As filed with the Securities and Exchange Commission on February 28, 1996
                                                       Registration No. 33-36317

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20449

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No.               [ ]

                       Post-Effective Amendment No. 6              [X]

                                     and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                               Amendment No. 7                     [X]
                        (Check appropriate box or boxes)

                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


                     c/o Reich & Tang Asset Management L.P.
                   600 Fifth Avenue, New York, New York 10020
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 830-5200

                               BERNADETTE N. FINN
                       Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and Address of Agent for Service)


                         Copy to: MICHAEL ROSELLA, ESQ.
                                  Battle Fowler LLP
                                  75 East 55th Street
                                  New York, New York 10022

It is proposed that this filing will become effective: (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on March 1, 1996 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)
     [ ]   on (date) pursuant to paragraph (a) of Rule 485
     [ ]   75 days after filing pursuant to paragraph (a)(2)
     [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder, and the Registrant filed a rule 24f-2 Notice for its fiscal year ended October 31, 1995 on December 21, 1995.

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 404(c)


PART A
Item No.                                Prospectus Heading


1. Cover Page . . . . . . . . . . . . . Cover Page


2. Synopsis . . . . . . . . . . . . . . Introduction; Table of Fees and Expenses


3. Condensed Financial
   Information. . . . . . . . . . . . . Selected Financial Information


4. General Description                  General Information; Investment
   of Registrant. . . . . . . . . . . . Objectives, Policies and Risks


5. Management of the Fund . . . . . . . Management of the Fund; Custodian,
                                        Transfer Agent and Dividend Agent;
                                        Distribution and Service Plan


5A. Management's Discussion
    of Fund Performance . . . . . . . . Not Applicable



6. Capital Stock and                    Description of Common Stock; How to
   Other Securities . . . . . . . . . . Purchase and Redeem Shares; General
                                        Information; Dividends and
                                        Distributions; Federal Income Taxes


7. Purchase of Securities               How to Purchase and Redeem Shares;
   Being Offered. . . . . . . . . . . . Net Asset Value; Distribution and
                                        Service Plan


8. Redemption or Repurchase . . . . . . How to Purchase and Redeem Shares


9. Legal Proceedings. . . . . . . . . . Not Applicable

PART B                                  Caption in Statement of
Item No.                                Additional Information


10. Cover Page . . . . . . . . . . . . . Cover Page


11. Table of Contents. . . . . . . . . . Contents


12. General Information and History. . . Management of the Fund


13. Investment Objectives                Investment Objectives,
    and Policies . . . . . . . . . . . . Policies and Risks


14. Management of the Fund . . . . . . . Management of the Fund


15. Control Persons and Principal
    Holders of Securities. . . . . . . . Management of the Fund


16. Investment Advisory                  Management of the Fund;
    and Other Services . . . . . . . . . Distribution and Service Plan;
                                         Custodian; Transfer Agent and Dividend
                                         Agent; Expense Limitation


17. Brokerage Allocation . . . . . . . . Investment Objectives, Policies and
                                         Risks


18. Capital Stock and
    Other Securities . . . . . . . . . . Description of Common Stock


19. Purchase, Redemption and Pricing     How to Purchase and Redeem
    of Securities Being Offered. . . . . Shares; Net Asset Value


20. Tax Status . . . . . . . . . . . . . Federal Income Taxes; New Jersey Income
                                         Taxes


21. Underwriters . . . . . . . . . . . . Distribution and Service Plan


22. Calculations of Yield Quotations
    of Money Market Funds. . . . . . . . Yield Quotations


23. Financial Statements . . . . . . . . Independent Auditor's Report; Statement
                                         of Net Assets; Statement of Operations;
                                         Statement of Changes in Net Assets;
                                         Notes to Financial Statements

--------------------------------------------------------------------------------

California Daily Tax Free Income Fund, Inc.
Connecticut Daily Tax Free Income Fund, Inc.
Daily Tax Free Income Fund, Inc.
Florida Daily Municipal Income Fund
Institutional Daily Income Fund                        600 Fifth Avenue
Michigan Daily Tax Fee Income Fund, Inc.               New York, NY 10020
New Jersey Daily Municipal Income Fund, Inc.           (212) 830-5200
New York Daily Tax Free Income Fund, Inc.
North Carolina Daily Municipal Income Fund, Inc.
Pennsylvania Daily Municipal Income Fund
Short Term Income Fund, Inc.

(collectively the "Funds" and individually the "Fund")

================================================================================


SUPPLEMENT DATED OCTOBER 12, 1995


Reich & Tang Asset Management L.P., the Fund's investment advisor, is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). New England Mutual Life Insurance Company ("The New England") owns NEIC's sole general partner and a majority of the limited partnership interest in NEIC. The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, approval by the policyholders of The New England and MetLife and receipt of certain regulatory approvals. The merger is not expected to occur until after December 31, 1995.

The merger of The New England into MetLife will constitute an "assignment" of the existing investment advisory agreement relating to the Fund. Under the Investment Company Act of 1940, such an "assignment" will result in the automatic termination of the investment advisory agreement, effective at the time of the merger. Prior to the merger, shareholders of the Fund will be asked to approve a new investment advisory agreement, intended to take effect at the time of the merger. The new agreement will be substantially similar to the existing agreement. A proxy statement describing the new agreement will be sent to shareholders of the Fund prior to their being asked to vote on the new agreement.

________________________________________________________________________________

NEW JERSEY                                             600 FIFTH AVENUE
DAILY MUNICIPAL                                        NEW YORK, N.Y. 10020
INCOME FUND, INC.                                      (212) 830-5220

================================================================================
PROSPECTUS

March 1, 1996


New Jersey Daily Municipal Income Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company that is a short-term, tax-exempt, money market fund whose investment objectives are to seek as high a level of current income exempt from Federal income taxes and to the extent possible from New Jersey gross income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal. No assurance can be given that those objectives will be achieved.

This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing in the Fund. A Statement of Additional Information containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing the Fund at the above address. The "Statement of Additional Information" bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

Reich & Tang Asset Management L.P. acts as Manager of the Fund and Reich & Tang Distributors L.P. acts as distributor of the Fund's shares. Reich & Tang Asset Management L.P. is a registered investment adviser. Reich & Tang Distributors L.P. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THE FUND INTENDS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE ALTHOUGH THERE CAN BE NO ASSURANCE THAT THIS VALUE WILL BE MAINTAINED.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

 THIS PROSPECTUS SHOULD BE READ AND RETAINED BY INVESTORS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                          TABLE OF FEES AND EXPENSES


Annual Fund Operating Expenses
(as a percentage of average net assets)


Management Fees                                                0.30%
12b-1 Fees - After fee Waiver                                  0.02%
Other Expenses                                                 0.40%
  Administration Fees - After Fee Waiver          0.20%        _____
Total Fund Operating Expenses                                  0.72%


Example                                           1 year            3 years          5 years          10 years
-------                                           ------            -------          -------          --------

You would pay the following expenses on a $1000
investment, assuming 5% annual return
(cumulative through the end of each year):          $7                $23              $40               $89

The purpose of the above fee table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a further discussion of these fees see "Management of the Fund" and "Distribution and Service Plan" herein. The Manager and the Distributor have voluntarily waived Administration Fees and 12b-1 Fees amounting to .06% and .20% of average net assets, respectively; absent such waivers the Administration Fee and the 12b-1 Fee would have been .21% and .20%, respectively. In addition, absent such waivers the Total Fund Operating Expenses would have been .92%.

THE  FIGURES   REFLECTED  IN  THIS  EXAMPLE   SHOULD  NOT  BE  CONSIDERED  AS  A
REPRESENTATION  OF PAST OR FUTURE  EXPENSES.  ACTUAL  EXPENSES MAY BE GREATER OR
LESSER THAN THOSE SHOWN ABOVE.

--------------------------------------------------------------------------------

                         SELECTED FINANCIAL INFORMATION
                 (for a share outstanding throughout the period)

The  following  selected  financial  information  of New Jersey Daily  Municipal
Income  Fund,  Inc.  has been  audited by  McGladrey & Pullen  LLP,  Independent
Certified Public Accountants, whose report thereon appears in the Statement of Additional Information.

                                                              Year Ended                 October 26, 1990
                                                             October 31,                  (Inception) to
                                             1995          1994      1993       1992     October 31, 1991
                                             ----          ----      ----       ----     ----------------
Per Share Operating Performance:
(for a share outstanding throughout the year)

Net asset value, beginning of year.          $1.00         $1.00     $1.00      $1.00           $1.00
                                             ------        ------    ------     ------          -----
Net investment income..............            .030         0.020     0.020      0.030           0.042
Dividends from net investment income         ( .030 )     ( 0.020 ) ( 0.020 )  ( 0.030 )       ( 0.042 )
                                             -------       -------  -------     -------         -------
Net asset value, end of year.......          $1.00         $1.00     $1.00      $1.00           $1.00
                                             ======        =======  =======     =======         =======
Total Return.......................           3.08%         2.03%     1.98%      3.01%           4.62%*
Ratios/Supplemental Data
Net assets, end of  year (000).....        $130,128      $105,929   $78,347    $46,374         $26,238
Ratios to average net assets:
    Expenses.......................           0.72%+        0.66%+    0.61%+     0.42%+          0.27%*+
    Net investment income..........           3.02%+        2.02%+    1.95%+     2.88%+          4.32%*+

*  Annualized
+ Net of management, administration and shareholder servicing fees waived equivalent to .18%, .26%, .35%, .70%, and .70% of average net assets respectively, plus expense reimbursement equivalent to .00%, .00%, .00%, .04% and .53% of average net assets, respectively.


INTRODUCTION


New Jersey Daily Municipal Income Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company that is a short-term, tax-exempt money market fund whose investment objectives are to seek as high a level of current income exempt under current law, in the opinion of bond counsel to the issuer at the date of issuance, from regular Federal income tax, and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal by investing principally in short-term, high quality debt obligations of the State of New Jersey, Puerto Rico and other United States territories, and their political subdivisions as described under "Investment Objectives, Policies and Risks" herein. The Fund also may invest in municipal securities of issuers located in states other than New Jersey, the interest income on which will be, in the opinion of bond counsel to the issuer at the date of issuance, exempt from regular Federal income tax, but will be subject to New Jersey income tax for New Jersey residents.


Interest on certain municipal securities purchased by the Fund may be a preference item for purposes of the Federal alternative minimum tax. The Fund seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, and to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share, although there can be no assurance that this value will be maintained. The Fund intends to invest all of its assets in tax-exempt obligations; however, it reserves the right to invest up to 20% of its assets in taxable obligations. This is a summary of the Fund's fundamental investment policies which are set forth in full under "Investment Objectives, Policies and Risks" herein and in the Statement of Additional Information and may not be changed without approval of a majority of the Fund's outstanding shares. Of course, no assurance can be given that these objectives will be achieved.


The Fund's investment adviser is Reich & Tang Asset Management L.P. (the "Manager"), which is a registered investment adviser and which currently acts as investment manager or administrator to fifteen other open-end management investment companies. The Fund's shares are distributed through Reich & Tang Distributors L.P. (the "Distributor"), with whom the Fund has entered into a Distribution Agreement and a Shareholder Servicing Agreement pursuant to the Fund's distribution and service plan adopted under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). (See "Distribution and Service Plan.")


On any day on which the New York Stock Exchange, Inc. is open for trading ("Fund Business Day"), investors may, without charge by the Fund, purchase and redeem shares of the Fund's common stock at their net asset value next determined after receipt of the order. An investor's subscription will be accepted after the payment is converted into Federal funds, and shares will be issued as of the Fund's next net asset value determination which is made as of 12 noon on each Fund Business Day. (See "How to Purchase and Redeem Shares," and "Net Asset Value" herein.) Dividends from accumulated net income are declared by the Fund on each Fund Business Day.

The Fund generally pays interest dividends monthly. Net capital gains, if any, will be distributed at least annually, and in no event later than within 60 days after the end of the Fund's fiscal year. All dividends and distributions of capital gains are automatically invested in additional shares of the Fund unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. (See "Dividends and Distributions" herein.)

The Fund intends that its investment portfolio may be concentrated in New Jersey Municipal Obligations as defined herein and bank participation certificates therein. A summary of special risk factors affecting the State of New Jersey is set forth under "New Jersey Risk Factors" in the Statement of Additional Information.

The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, one for each of the Fund's separate investment portfolios that may be created in the future.

INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

The Fund is a non-diversified, open-end management investment company that is a short-term, tax-exempt money market fund whose investment objectives are to seek as high a level of current income exempt from regular Federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its investment objectives.

The Fund's assets will be invested primarily in high quality debt obligations issued by or on behalf of the State of New Jersey, other states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is, in the opinion of bond counsel to the issuer at the date of issuance, currently exempt from regular Federal income taxation ("Municipal Obligations") and in participation certificates (which, in the opinion of Battle Fowler LLP, counsel to the Fund, cause the Fund to be treated as the owner of the underlying Municipal Obligations) in Municipal Obligations purchased from banks, insurance companies or other financial institutions. Dividends paid by the Fund which are "exempt-interest dividends" by virtue of being properly designated by the Fund as derived from Municipal Obligations and participation certificates in Municipal Obligations will be exempt from regular Federal income tax provided the Fund complies with Section 852(b)(5) of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").


Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Municipal Obligations to regular Federal income taxation, existing law excludes such interest from regular Federal income tax. However, "exempt-interest dividends" may be subject to the Federal alternative minimum tax. Securities, the interest income on which may be subject to the Federal alternative minimum tax (including participation certificates in such securities), may be purchased by the Fund without limit. Securities, the interest income on which is subject to regular Federal, state and local income tax, will not exceed 20% of the value of the Fund's total assets. (See "Federal Income Taxes" herein.) Exempt-interest dividends paid by the Fund correctly identified by the Fund as derived from obligations issued by or on behalf of the State of New Jersey or any New Jersey local government, or their instrumentalities, authorities or districts ("New Jersey Municipal Obligations") will be exempt from the New Jersey gross income tax.
Exempt-interest dividends correctly identified by the Fund as derived from obligations of Puerto Rico and the Virgin Islands, as well as any other types of obligations that New Jersey is prohibited from taxing under the Constitution, the laws of the United States of America or the New Jersey Constitution ("Territorial Municipal Obligations") also should be exempt from the New Jersey gross income tax provided the Fund complies with New Jersey law. (See "New
Jersey Income Taxes" herein.) To the extent suitable New Jersey Municipal Obligations are not available for investment by the Fund, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities, the dividends on which will be designated by the Fund as derived from interest income which will be, in the opinion of bond counsel to the issuer at the date of issuance, exempt from regular Federal income tax but will be subject to the New Jersey gross income tax. However, except as a temporary defensive measure during periods of adverse market conditions as determined by the Manager, the Fund will invest at least 65% of its total assets in New Jersey Municipal Obligations, although the exact amount of the Fund's assets invested in such securities will vary from time to time. The Fund's investments may include "when-issued" Municipal Obligations, stand-by commitments and taxable repurchase agreements. Although the Fund will attempt to invest 100% of its assets in

Municipal Obligations and in participation certificates in Municipal Obligations, the Fund reserves the right to invest up to 20% of the value of its total assets in securities, the interest income on which is subject to regular Federal, state and local income tax. The Fund will invest more than 25% of its assets in participation certificates purchased from banks in industrial revenue bonds and other New Jersey Municipal Obligations. The investment objectives of the Fund described in this paragraph may not be changed unless approved by the holders of a majority of the outstanding shares of the Fund that would be affected by such a change. As used in this Prospectus, the term "majority of the outstanding shares" of the Fund means, respectively, the vote of the lesser of
(i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may only purchase Municipal Obligations that have been determined by the Fund's Board of Directors to present minimal credit risks and that are Eligible Securities at the time of acquisition. The term Eligible Securities means (i) Municipal Obligations with remaining maturities of 397 days or less and rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or in such categories by the only NRSRO that has rated the Municipal Obligations (collectively, the "Requisite NRSROs") (acquisition in the latter situation must also be ratified by the Board of Directors); (ii) Municipal Obligations with remaining maturities of 397 days or less but that at the time of issuance were long-term securities (i.e., with maturities greater than 366 days) and whose issuer has received from the Requisite NRSROs a rating with respect to comparable short-term debt in the two highest short-term rating categories and (iii) unrated Municipal Obligations determined by the Fund's Board of Directors to be of comparable quality. Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as an Eligible Security, does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the two highest long-term categories. A determination of comparability by the Board of Directors is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the Municipal Obligations or participation certificates. (See "Variable Rate Demand Instruments and Participation Certificates" in the Statement of Additional Information.) While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor's Corporation ("S&P'") and Moody's Investors Service, Inc. ("Moody's"). The two highest ratings by S&P and Moody's are "AAA" and "AA" by S&P in the case of long-term bonds and notes or "Aaa" and "Aa" by Moody's in the case of bonds; "SP-1" and "SP-2" by S&P or "MIG-1" and "MIG-2" by Moody's in the case of notes; "A-1" and "A-2" by S&P or "Prime-1" and "Prime-2" by Moody's in the case of tax-exempt commercial paper. The highest rating in the case of variable and floating demand notes is "VMIG-1" by Moody's and "SP-1/AA" by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments. The Fund's Board of Directors has determined that Municipal Obligations which are backed by the credit of the Federal government (the interest on which is not exempt from Federal income taxation) will be considered to have a rating equivalent to Moody's "Aaa".


Subsequent to its purchase by the Fund, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Directors of the Fund shall reassess promptly whether the security presents minimal credit risks and shall cause the Fund to take such action as the Board of Directors determines is in the best interest of the Fund and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Manager's actions.

In addition, in the event that a security (1) is in default, (2) ceases to be an eligible investment under Rule 2a-7 or (3) is determined to no longer present minimal credit risks, the Fund will dispose of the security absent a determination by the Fund's Board of Directors that disposal of the security would not be in the best interest of the Fund. In the event that the security is disposed of, it shall be disposed of as soon as practicable, consistent with achieving an orderly disposition by sale, exercise of any demand feature, or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Fund's total assets, the Fund shall promptly notify the Securities and Exchange Commission of such fact and of the actions that the Fund intends to take in response to the situation. All investments by the Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Fund portfolio (on a dollar-weighted basis) will be 90 days or less. The maturities of variable rate demand instruments held in the Fund's portfolio will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

In view of the "concentration" of the Fund in bank participation certificates in New Jersey Municipal Obligations, which may be secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail which include extensive governmental regulation, changes in the availability and cost of capital funds, and general economic conditions. (See "Variable Rate Demand Instruments and Participation Certificates" in the Statement of Additional Information.) Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit. The Fund may invest 25% or more of the net assets of any portfolio in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

The Fund has adopted the following fundamental investment restrictions which apply to all portfolios and which may not be changed unless approved by a majority of the outstanding shares of each series of the Fund's shares that would be affected by such a change. The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information. The Fund may not:

(1) Borrow Money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any investments. Interest paid on borrowings will reduce net income.

(2) Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets and only to secure borrowings for temporary or emergency purposes.

(3) Purchase securities subject to restrictions on disposition under the Securities Act of 1933 ("restricted securities"), except the Fund may purchase variable rate demand instruments which contain a demand feature. The Fund will not invest in repurchase agreements maturing in more than seven days if any such investment together with securities that are not readily marketable held by the Fund exceed 15% of the Fund's net assets.

(4) Invest more than 25% of its assets in the securities of "issuers" in any single industry, provided that the Fund may invest more than 25% of its assets in bank participation certificates and there shall be no limitation on the purchase of those Municipal Obligations and other obligations issued or guaranteed by the United States government, its agencies or instrumentalities. With respect to 75% of the total amortized cost value of the Fund's assets, not more than 5% of the Fund's assets may be invested in securities that are subject to underlying puts from the same institution, and no single bank shall issue its letter of credit and no single financial institution shall issue a credit enhancement covering more than 5% of the total assets of the Fund. However, if the puts are exercisable by the Fund in the event of default on payment of principal and interest on the underlying security, then the Fund may invest up to 10% of its assets in securities underlying puts issued or guaranteed by the same institution; additionally, a single bank can issue its letter of credit or a single financial institution can issue a credit enhancement covering up to 10% of the Fund's assets, when the puts offer the Fund such default protection.

(5) Invest in securities of other investment companies, except the Fund may purchase unit investment trust securities where such unit trusts meet the investment objectives of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets.


As a non-diversified investment company, the Fund is not subject to any statutory restriction under the 1940 Act with respect to investing its assets in one or relatively few issuers. This non-diversification may present greater risks than in the case of a diversified company. However, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. The Fund will be restricted in that at the close of each quarter of the taxable year, at least 50% of the value of its total assets must be represented by cash, government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. In addition, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities of one issuer other than government securities. The limitations described in this paragraph regarding qualification as a "regulated investment company" are not fundamental policies and may be revised to the extent applicable Federal income tax requirements are revised. (See "Federal Income Taxes" herein.)


The primary purpose of investing in a portfolio of New Jersey Municipal Obligations is the special tax treatment accorded New Jersey resident individual investors. However, payment of interest and preservation of principal are dependent upon the continuing ability of the New Jersey issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of New Jersey issues with those of more diversified portfolios including out-of-state issues before making an investment decision. The Fund's management believes that by maintaining the Fund's investment portfolio in liquid, short-term, high quality investments, including the participation certificates and other variable rate demand instruments that have high quality credit support from banks, insurance companies or other financial institutions, the Fund is largely insulated from the credit risks that may exist on long-term New Jersey Municipal Obligations. For additional information, please refer to the Statement of Additional Information.

NEW JERSEY RISK FACTORS

This summary is included for the purpose of providing a general description of the credit and financial conditions of the State of New Jersey. For a more complete description of these risk factors, see "New Jersey Risk Factors" in the Statement of Additional Information.


After enjoying an extraordinary boom during the mid-1980's, New Jersey as well as the rest of the Northeast slipped into a slowdown well before the onset of the national recession which officially began in July 1990 (according to the National Bureau of Economic Research). New Jersey experienced declines in its construction and manufacturing sectors and overall increases in the rates of unemployment. In the wake of the continued expansion of the national economy which began in late 1993, New Jersey's economy has experienced a protracted recovery that in 1994 began to generate internal momentum due to increases in employment and income levels. Although employment growth in New Jersey has occurred in a variety of employment sectors, business services and trade sectors have been the greatest generators of employment growth in New Jersey while manufacturing jobs continued to trend downward albeit at a more moderate pace. Other evidence of New Jersey's improving economy can be found in increased home-building above the depressed levels of 1990 through 1992 and rising consumer spending.


New Jersey's Constitution and budget and appropriations system require a balanced budget. Pursuant to the State Constitution, no money may be drawn from the State Treasury except for appropriations made by law. In addition, all monies for the support of State purposes must be provided for in one general appropriation law covering one and the same fiscal year. No general appropriations law or other law appropriating money for any State purpose may be enacted if the total amount of appropriations for the fiscal year exceed the total revenue anticipated for that fiscal year. The State's current Fiscal Year ends June 30, 1995. The largest part of the total financial operations of the State is accounted for in the General Fund, which is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made.

The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State. State tax revenues and certain other fees are pledged to meet the principal and interest payments required to fully pay the debt. No general obligation debt can be issued by the State without prior voter approval.

New Jersey's local finance system is regulated by various statutes designed to assure that all local governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the State Department of Community Affairs. The Local Budget Law imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be independently audited by a registered municipal accountant. The Division reviews all municipal and county annual budgets prior to adoption. This process insures that every municipality and county annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for principal of and interest on indebtedness falling due in the fiscal year, deferred charges and other statutory expenditure requirements.

The Local Government Cap Law (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either 5% or an index rate determined annually by the Director, whichever is less. Certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are municipal and county appropriations to pay debt service requirements; to comply with other State or Federal mandates enacted after the effective date of the Cap Law; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections.

The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within three months of the end of the fiscal year (six months in the case of counties) in which issued. No local unit is permitted to issue bonds for the payment of current expenses. Local units may not issue bonds to pay outstanding obligations, except for refunding purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the three-year average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit.

Chapter 75 of the Pamphlet Laws of 1991, signed into law on March 28, 1991, requires certain municipalities and permits all other municipalities to adopt the State fiscal year in place of the existing calendar fiscal year. Municipalities that change fiscal years must adopt a six month transition budget for January to June. Since expenditures would be expected to exceed revenues primarily because state aid for the calendar year would not be received by the municipality until after the end of the transition year budget, the act authorizes the issuance of Fiscal Year Adjustment Bonds to fund the one time deficit for the six month transition budget. The act provides that the deficit in the six month transition budget may be funded initially with bond anticipation notes based on the estimated deficit in the six month transition. Notes issued in anticipation of Fiscal Year Adjustment Bonds, including renewals, can only be issued for up to one year unless the Local Finance Board permits the municipality to renew them for a further period. The Local Finance Board must confirm the actual deficit experienced by the municipality. The municipality then may issue Fiscal Year Adjustment Bonds to finance the deficit on a permanent basis. The purpose of the act is to assist municipalities that are heavily dependent on state aid and that have had to issue tax anticipation notes to fund operating cash flow deficits each year. While the act does not authorize counties to change their fiscal years, it does provide that counties with cash flow deficits may issue Fiscal Year Adjustment Bonds as well.

New Jersey's school districts operate under the same comprehensive review and regulation as do its counties and municipalities. Certain exceptions and differences are provided, but the State supervision of school finance closely parallels that of local governments. The State Department of Education has been empowered with the necessary and effective authority in extreme cases to take over the operation of local school districts which cannot or will not correct severe and complex educational deficiencies.

In each school district having a Board of School Estimate, the Board of School Estimate examines the budget request and fixes the appropriation amounts for the next year's operating budget after a public hearing. This board, whose composition is fixed by statute, certifies the budget to the municipal governing bodies and to the local board of education. If the local board of estimate either disagrees, it must appeal to the State Commissioner of Education (the "Commissioner") to request changes.

In each school district without a Board of School Estimate, the elected board of education develops the budget proposal and, after public hearing, submits to the voters of such district for approval. Previously authorized debt service is not subject to referendum in the annual budget process. If approved, the budget goes into effect. If defeated, the governing body of each municipality in the school district has approximately 20 days to determine the amount necessary to be appropriated for each item appearing in such budget. Should the governing body fail to certify any amount determined by them to be necessary for any item rejected at the election, the board of education of such district may appeal the action to the Commissioner.

School district bonds and temporary notes are issued in conformity with the School Bond Law. Schools are subject to debt limits and to State regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district, but may be as high as 4% of the average equalized valuation basis of the constituent municipality. In certain cases involving school districts in cities with populations exceeding 100,000, the debt limit is 8% of the average equalized valuation basis of the constituent municipality, and in cities with population in excess of 80,000, the debt limit is 6% of the aforesaid average equalized valuation.

In 1982, school districts were given an alternative to the traditional method of bond financing capital improvements pursuant to the Lease Purchase Law. The Lease Purchase Law permits school districts to acquire a site and school buildings through a lease purchase agreement with a private lessor corporation. The lease purchase agreement does not require voter approval. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required to be included in the annual current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. Lease purchase agreements in excess of five years require the approval of the Commissioner and the Local Finance Board.

The Local Authorities Fiscal Control Law provides for State supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the State Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by counties or municipalities, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, sewer, street lighting, etc.). The Local Finance Board exercises approval power over the creation of new authorities and special districts as well as their dissolution. The Local Finance Board also reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a municipality or county and an authority or special district. The Director reviews and approves annual budgets of authorities and special districts.

MANAGEMENT OF THE FUND

The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, has employed Reich & Tang Asset Management L.P. (the "Manager") to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Fund's Board of Directors to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors or officers of Reich & Tang Asset Management, Inc., the sole general partner of the Manager or employees of the Manager or its affiliates. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote full-time to the affairs of the Fund. The Statement of Additional Information contains general background information regarding each director and principal officer of the Fund.


The Manager is a Delaware limited partnership with its principal office at 600 Fifth Avenue, New York, New York 10020. The Manager was at January 31, 1996 manager, advisor or supervisor with respect to assets aggregating approximately $8.7 billion. The Manager acts as manager or administrator of fifteen other investment companies and also advises pension trusts, profit sharing trusts and endowments.

New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of a 99.5% interest in the newly created limited partnership, Reich & Tang Asset Management L.P., the Manager. Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the general partner and owner of the remaining .5% interest of the Manager. Reich & Tang Asset Management L.P. has succeeded NEICLP as the Manager of the Fund.

New England Investment Companies, Inc. ("NEIC") a Massachusetts corporation, serves as the sole general partner of NEICLP. The New England Mutual Life Insurance Company ("The New England") owns approximately 68.1% of the total partnership units outstanding of NEICLP, and Reich & Tang, Inc., owns approximately 22.8% of the outstanding partnership units of NEICLP. In addition, NEIC is a wholly-owned subsidiary of The New England, which may be deemed a "controlling person" of the Manager. NEIC is a holding company offering a broad array of investment styles across a wide range of asset categories through ten investment advisory/management affiliates and two distribution subsidiaries. These include, in addition to the Manager, Loomis, Sayles & Company, L.P.; Copley Real Estate Advisors, Inc.; Back Bay Advisors, L.P.; Marlborough Capital Advisors, L.P.; Westpeak Investment Advisors, L.P.; Draycott Partners, Ltd.; TNE Investment Services, L.P.; New England Investment Associates, Inc.; Harris Associates; and an affiliate, Capital Growth Management Limited Partnership. These affiliates in the aggregate are investment advisors or managers to 42 other registered investment companies.


Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Pursuant to the Investment Management Contract, the Manager receives from the Fund a fee equal to .30% per annum of the Fund's average daily net assets for managing the Fund's investment portfolio and performing related services.

Pursuant to the Administrative Services Contract for the Fund, the Manager performs clerical, accounting supervision and office service functions for the Fund and provides the Fund with the personnel to (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent, (ii) prepare reports to and filings with regulatory authorities and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager or its affiliates. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives a fee equal to .21% per annum of the Fund's average daily net assets. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares. (See "Distribution and Service Plan" herein.) In addition, Reich & Tang Distributors L.P., the Distributor, receives a servicing fee equal to .20% per annum of the average daily net assets of the shares of the Fund under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly.

DESCRIPTION OF COMMON STOCK


The Fund was incorporated in Maryland on July 24, 1990. The authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional investment portfolio. Shares of all series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, distribution, liquidation and voting rights within the series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate. There are no conversion or pre-emptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder. As of January 31, 1996, the amount of shares owned by all officers and directors as a group was less than 1% of the outstanding shares of the Fund.


The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. Fund Business Day means weekdays (Monday through Friday) except customary business holidays and Good Friday. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than within 60 days after the end of the Fund's fiscal year. All dividends and distributions of capital gains are automatically invested in additional Fund shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.

HOW TO PURCHASE AND REDEEM SHARES

Investors who have accounts with Participating Organizations may invest in the Fund through their Participating Organizations in accordance with the procedures established by the Participating Organizations. (See "Investments Through Participating Organizations" herein.) All other investors, and investors who have accounts with Participating Organizations but who do not wish to invest in the Fund through their Participating Organizations, may invest in the Fund directly. (See "Direct Purchase and Redemption Procedures" herein.) The minimum initial investment in the Fund by Participating Organizations is $1,000, which may be satisfied by initial investments aggregating $1,000 by a Participating Organization on behalf of customers whose initial investments are less than $1,000. The minimum initial investment for securities brokers, financial institutions and other industry professionals that are not Participating Organizations is $1,000. The minimum initial investment for all other investors is $5,000. Initial investments may be made in any amount in excess of the applicable minimums. The minimum amount for subsequent investments is $100 unless the investor is a client of a Participating Organization whose clients have made aggregate subsequent investments of $100.

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a charge for either sales or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent, which accepts orders for purchases and redemptions from Participating Organizations and from investors directly.

In order to maximize earnings on its portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Accordingly, the Fund does not accept a subscription or invest an investor's payment in portfolio securities until the payment has been converted into Federal Funds.

Shares will be issued as of the first determination of the Fund's net asset value per share made after acceptance of the investor's order at the net asset value per share first determined after receipt of the order. Shares begin accruing income dividends on the day they are purchased. The Fund reserves the right to reject any subscription for its shares. Certificates for Fund shares will not be issued to an investor.

Shares are issued as of 12 noon, New York City time, on any Fund Business Day on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 12 noon. Orders accompanied by Federal Funds and received after 12 noon, New York City time, on a Fund Business Day will not result in share issuance until the following Fund Business Day. Fund shares begin accruing income on the day the shares are issued to an investor.

There is no redemption charge, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.

The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund.

Redemption requests received by the Fund's transfer agent before 12 noon, New York City time, on any Fund Business Day become effective at 12 noon that day. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective. A redemption request received after 12 noon, New York City time, on any Fund Business Day becomes effective on the next Fund Business Day.

The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in the shareholder's or his Participating Organization's account after a withdrawal is less than $500. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. During the notice period any shareholder who receives such a notice may (without regard to the normal $100 requirement for an additional investment) make a purchase of additional shares to increase the total net asset value at least to the minimum amount and thereby avoid such mandatory redemption.

For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization, and the Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. During the notice period a shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase the total net asset value to at least $500.

The redemption of shares may result in the investor's receipt of more or less than is paid for the shares and, thus, in a taxable gain or loss to the investor.

Investments Through Participating Organizations

Participant Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Manager with respect to investment of their customer accounts in the Fund. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Fund shares for the customers' accounts. Also Participating Organizations may send their customers periodic account statements showing the total number of Fund shares owned by each customer as of the statement closing date, purchases and redemptions of the Fund shares by each customer during the period covered by the statement and the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such confirmations and statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to Participant Investors by the Participating Organizations. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. However, it is the Fund management's position that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Manager for providing such services. However, this is an unsettled area of the law and if a determination contrary to the Fund management's position is made by a bank regulatory agency or court concerning shareholder servicing and administration payments to banks from the Manager, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the name of the customers at no cost to the Fund or its shareholders. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 12 noon, New York City time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day provided that the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 p.m., New York City time, on that day. Orders for which Federal Funds are received after 4:00 p.m., New York City time, will not result in share issuance until the following Fund Business Day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

Direct Purchase and Redemption Procedures

The following purchase and redemption procedures apply to investors who wish to invest in the Fund directly and not through Participating Organizations. These investors may obtain a current prospectus and the subscription order form necessary to open an account by telephoning the Fund at the following numbers:

     Within New York State                  212-830-5220
     Outside New York State (toll free)     800-221-3079

All shareholders, other than certain Participant Investors, will receive from the Fund individual confirmations of each purchase and redemption of Fund shares (other than draft check redemptions) and a monthly statement listing the total number of Fund shares owned as of the statement closing date, purchase and redemptions of Fund shares during the month covered by the statement and the dividends paid on Fund shares of each shareholder during the statement period (including dividends paid in cash or reinvested in additional Fund shares).

Initial Purchases of Shares

Mail

Investors may send a check made payable to "New Jersey Daily Municipal Income Fund, Inc." along with a completed subscription order form to:

     New Jersey Daily Municipal Income Fund, Inc.
     c/o Reich & Tang Mutual Funds
     600 Fifth Avenue
     New York, New York 10020

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member bank of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds and to be invested in Fund shares. An investor's subscription will not be accepted until the Fund receives Federal Funds.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, investors should first obtain a new account number by telephoning the Fund at (212) 830-5220 (within New York State) or at (800) 221-3079 (outside of New York State). The investors should then instruct a member commercial bank to wire their money immediately to:

     Investors Fiduciary Trust Company
     ABA #101003621
     Reich & Tang Mutual Funds
     DDA #890752-953-8
     For New Jersey Daily Municipal
           Income Fund, Inc.
     Account of (Investor's Name)__________
     Fund Account # 0185-__________________
     SS #/Tax I.D. #_______________________

The investor should then promptly complete and mail the subscription order form.

Investors planning to wire funds should instruct their bank early in the day so the wire transfer can be accomplished before 12 noon New York City time, on that same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 12 noon, New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Personal Delivery

Deliver a check made payable to "New Jersey Daily Municipal  Income Fund,  Inc."
to:
     Reich & Tang Mutual Funds
     600 Fifth Avenue - 8th Floor
     New York, New York  10020


Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, or by having federal salary, social security, or certain veteran's, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, you must file with the Fund a completed EFT Application, Pre-authorized Credit Application, or a Direct Deposit Sign-Up Form for each type of payment that you desire to include in the Privilege. The appropriate form may be obtained from your broker or the Fund. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation upon 30 days' notice to you.


Subsequent Purchases of Shares

Subsequent purchases can be made either by bank wire or by personal delivery, as indicated above, or by mailing a check to the Fund's transfer agent at:

     New Jersey Daily Municipal Income Fund, Inc.
     Mutual Funds Group
     P.O. Box 16815
     Newark, New Jersey  07101-6815

There is a $100 minimum for each subsequent purchase. All payments should clearly indicate the shareholder's account number. Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may re-open an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share following receipt by the Fund's transfer agent of the redemption order (and any supporting documentation which it may require). Normally, payment for redeemed shares is made on the same Fund Business Day after the redemption is effected, provided the redemption request is received prior to 12 noon, New York City time and on the next Fund Business Day if the redemption request is received after 12 noon, New York City time. However, redemption payments will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur 15 days after investment.

A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request, accompanied by any certificate that may have been previously issued to the shareholder, addressed to:

     New Jersey Daily Municipal Income Fund, Inc.
     c/o Reich & Tang Mutual Funds
     600 Fifth Avenue - 8th Floor
     New York, New York  10020

All previously issued certificates submitted for redemption must be endorsed by the shareholder and all written requests for redemption must be signed by the shareholder, in each case with signature guaranteed. Normally the redemption proceeds are paid by check mailed to the shareholder of record.

Checks

By making the appropriate election on their subscription form, shareholders may request a supply of checks which may be used to effect redemptions. The checks, which will be issued in the shareholder's name, are drawn on a special account maintained by the Fund with the Fund's agent bank. Checks may be drawn in any amount of $250 or more. When a check is presented to the Fund's agent bank for payment, it instructs the transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Fund shares purchased by check may not be redeemed by check until the check has cleared, which could take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Fund. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future, if the Board of Directors determines that doing so is in the best interests of the Fund and its shareholders.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. The Fund's agent bank will not honor checks which are in amounts exceeding the value of the shareholder's account at the time the check is presented for payment. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. In addition, the Fund reserves the right to charge the shareholder's account a fee up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund's shareholders.

Investors wishing to avail themselves of this method of redemption should elect it on their subscription order form. Individuals and joint tenants are not required to furnish any supporting documentation. Corporations and other entities making this election, however, are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund's normal practices. Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option. As soon as the authorization forms are filed in good order with the Fund's agent bank, it will provide the shareholder with a supply of checks. This checking service may be terminated or modified at any time.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option. The proceeds of a telephone redemption may be sent to the shareholders at their address or, if in excess of $1,000, to their bank accounts, both as set forth in the subscription order form or in a subsequent written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions.

A shareholder making a telephone withdrawal should call the Fund at (212) 830-5220; outside New York State at (800) 221- 3079 and state (i) the name of the shareholder appearing on the Fund's records, (ii) the shareholder's account number with the Fund, (iii) the amount to be withdrawn,
(iv) whether such account is to be forwarded to the shareholder's designated bank account or address, (v) the name of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, provided the redemption request is received before 12 noon, New York City time and on the next Fund Business Day if the redemption request is received after 12 noon, New York City time. The Fund reserves the right to terminate or modify the telephone redemption service in whole or in part at any time and will notify shareholders accordingly.

Exchange Privilege


Shareholders of the Fund are entitled to exchange some or all of their shares in the Fund for shares of certain other investment companies which retain Reich & Tang Asset Management L.P. as investment adviser or manager and which participate in the exchange privilege program with the Fund. Currently the exchange privilege program has been established between the Fund and California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Government Securities Trust, Reich & Tang Equity Fund, Inc. and Short Term Income Fund, Inc. In the future, the exchange privilege program may be extended to other investment companies which retain Reich & Tang Asset Management L.P. as investment adviser or manager. An exchange of shares in the Fund pursuant to the exchange privilege is, in effect, a redemption of Fund shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a shareholder realizing a taxable gain or loss for Federal income tax purposes. There is no charge for the exchange privilege or limitation as to frequency of exchange. The minimum amount for an exchange is $1,000, except that shareholders who are establishing a new account with an investment company through the exchange privilege must insure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Shares are exchanged at their respective net asset values.


The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Shares may be exchanged only between investment company accounts registered in identical names. Before making an exchange, the investor should review the current prospectus of the investment company into which the exchange is to be made. Prospectuses may be obtained by contacting the Manager at the address or telephone number set forth on the cover page of this Prospectus.

Instructions for exchanges may be made by sending a signature guaranteed written request to:

     New Jersey Daily Municipal Income Fund, Inc.
     c/o Reich & Tang Mutual Funds
     600 Fifth Avenue - 8th Floor
     New York, New York 10020

or, for  shareholders  who have elected that option,  by telephoning the Fund at
(212) 830-5220; outside New York State at (800) 221-3079. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

Specified Amount Automatic Withdrawal Plan

Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis in an amount approved and confirmed by the Manager. If a monthly or quarterly withdrawal payment is chosen, a specified amount plan payment is made by the Fund on the 23rd day of the month. Whenever such 23rd day of a month or quarter is not a Fund Business Day, the payment date is the Fund Business Day preceding the 23rd day of the month or quarter. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment.

The election to receive automatic withdrawal payments may be made at the time of the original subscription by so indicating on the subscription order form. The election may also be made, changed or terminated at any later time by the participant. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder, but the Fund does not expect that there will be any realizable capital gains.

DISTRIBUTION AND SERVICE PLAN


Pursuant to Rule 12b-1 under the 1940 Act, the Securities and Exchange Commission has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund's Board of Directors has adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and Reich & Tang Distributors L.P. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement.

Reich & Tang Asset Management, Inc. serves as the sole general partner for both Reich & Tang Asset Management L.P. and Reich & Tang Distributors L.P., and Reich & Tang Asset Management L.P. serves as the sole limited partner of the Distributor.

Under the Shareholder Servicing Agreement, the Distributor receives a service fee equal to .20% per annum of the Fund's average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholders services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for payments to participating organizations with respect to their provision of such services to their clients or customers who are shareholders of the Fund.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into
written   agreements,   for   performing   shareholder   servicing  and  related
administrative functions on behalf of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation
and  printing  of  brochures  and  other  promotional  materials,   mailings  to
prospective  shareholders,   advertising,   and  other  promotional  activities,
including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholding Servicing Fee and past profits, for the purposes enumerated in (i) above. The Manager and Distributor may make payments to Participating Organizations for providing certain of such services up to a maximum of (on an annualized basis)
 .40 of 1% of the average daily net asset value of the Fund serviced through the Participating Organizations. Moreover, the Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

The Plan and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Manager and Distributor in carrying out their obligations under the Shareholder Servicing Agreement and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.




For the fiscal year ended October 31, 1995, the total amount spent pursuant to the Plan was .40% of the average daily net assets of the Fund all of which was paid by the Manager (which may be deemed an indirect payment by the Fund).

FEDERAL INCOME TAXES

The Fund has elected to qualify under the Code as a regulated investment company that distributes "exempt-interest dividends" as defined in the Code. The Fund's policy is to distribute as dividends each year 100% (and in no event less than 90%) of its tax-exempt interest income, net of certain deductions, and its investment company taxable income (if any). If distributions are made in this manner, dividends derived from the interest earned on Municipal Obligations are "exempt-interest dividends" and are not subject to regular Federal income tax, although as described below, such "exempt-interest dividends" may be subject to Federal alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any realized short-term capital gains (whether from tax-exempt or taxable obligations) are taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares of the Fund. The Fund does not expect to realize long-term capital gains, and thus, does not contemplate distributing "capital gain dividends" or have undistributed capital gain income within the meaning of the Code. The Fund informs shareholders of the amount and nature of its income and gains in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. For Social Security recipients, interest on tax-exempt bonds, including tax-exempt interest dividends paid by the Fund, is to be added to adjusted gross income for purposes of computing the amount of Social Security benefits includible in gross income. Interest on certain "private activity bonds" (generally, a bond issue in which more than 10% of the proceeds are used for a non-governmental trade or business and which meets the private security or payment test, or bond issue which meets the private loan financing test) issued after August 7, 1986 will constitute an item of tax preference subject to the individual alternative minimum tax and P.L. 103-66 increases the alternative minimum tax rate. Further, corporations will be required to include in alternative minimum taxable income, 75% of the amount by which its adjusted current earnings (including generally, tax-exempt interest) exceeds its alternative minimum taxable income (determined without this item). In certain cases Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a tax on "passive investment income", including tax-exempt interest.


With respect to variable rate demand instruments, including participation certificates therein, the Fund is relying on the opinion of Battle Fowler LLP, counsel to the Fund, that it will be treated for Federal income tax purposes as the owner thereof and that the interest on the underlying Municipal Obligations will be tax-exempt to the Fund. Counsel has pointed out that the Internal Revenue Service has announced that it will not ordinarily issue advance rulings on the question of the ownership of securities or participation interests therein subject to a put and could reach a conclusion different from that reached by counsel.

In South Carolina v. Baker, the U.S. Supreme Court held that the Federal government may constitutionally require states to register bonds they issue and may subject the interest on such bonds to Federal tax if not registered, and the Court further held that there is no constitutional prohibition against the Federal Government's taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the Federal government to regulate and control bonds such as the Municipal Obligations and to tax such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Municipal Obligations in accordance with Section 103 of the Code.

NEW JERSEY INCOME TAXES

The designation of all or a portion of a dividend paid by the Fund as an "exempt-interest dividend" under the Code does not necessarily result in the exemption of such amount from tax under the laws of any state or local taxing authority.

The Fund intends to be a "qualified investment fund" within the meaning of the New Jersey gross income tax. The primary criteria for constituting a "qualified investment fund" are that (1) such fund is an investment company registered with the Securities and Exchange Commission which, for the calendar year in which the distribution is paid, has no investments other than interest bearing obligations, obligations issued at a discount, cash and cash items, including receivables and financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto and (2) at the close of each quarter of the taxable year, such fund has not less than 80% of the aggregate principal amount of all of its investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey Municipal Obligations, Territorial Municipal Obligations and certain other specified securities. Additionally, a qualified investment fund must comply with certain continuing reporting requirements. In the opinion of Sills Cummis Zuckerman Radin Tischman Epstein & Gross, P.A., special New Jersey tax counsel to the Fund, assuming that the Fund constitutes a qualified investment fund and that the Fund complies with the reporting obligations under New Jersey law with respect to qualified investment funds, (a) distributions paid by the Fund to a New Jersey resident individual shareholder will not be subject to the New Jersey gross income tax to the extent that the distributions are attributable to income received as interest on or gain from New Jersey Municipal Obligations or Territorial Municipal Obligations, and (b) gain from the sale of shares in the Fund by a New Jersey resident individual shareholder will not be subject to the New Jersey gross income tax.

Shareholders are urged to consult with their tax advisors with respect to the treatment of distributions from the Fund and ownership of shares of the Fund in their own states and localities.

GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on July 24, 1990 and it is registered with the Securities and Exchange Commission as a non-diversified, open-end management investment company.

The Fund prepares semi-annual unaudited and annual audited reports which include a list of investment securities held by the Fund and which are sent to shareholders.

As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-Laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of revised investment advisory contracts with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders or shares entitled to cast not less than 25% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act including the removal of Fund director(s) and communication among shareholders, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of the shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such a meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement filed with the Securities and Exchange Commission, including the exhibits thereto. The Registration Statement and the exhibits thereto may be examined at the Commission and copies thereof may be obtained upon payment of certain duplicating fees.

NET ASSET VALUE

The net asset value of the Fund's shares is determined as of 12 noon, New York City time, on each Fund Business Day. It is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding.


The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, except that if fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold. The Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

CUSTODIAN AND TRANSFER AGENT

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 is custodian for the Fund's cash and securities, and is the transfer agent and dividend agent for the shares of the Fund. The Fund's transfer agent and custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

         TABLE OF CONTENTS


Table of Fees and Expenses....................2
Selected Financial Information................2
Introduction..................................3
Investment Objectives,
  Policies and Risks Considerations...........4
New Jersey Risk Factors.......................8
Management of the Fund........................10
Description of Common Stock...................11
Dividends and Distributions...................12       NEW JERSEY
How to Purchase and Redeem Shares.............12       DAILY
  Investment Through                                   MUNICIPAL
    Participating Organizations...............13       INCOME
  Direct Purchase and                                  FUND, INC.
    Redemption Procedures ....................14
  Initial Purchases of Shares.................15
  Subsequent Purchases of Shares..............16       PROSPECTUS
  Redemption of Shares........................16
  Exchange Privilege..........................18       MARCH 1, 1996
  Specific Amount Automatic
    Withdrawal Plan...........................18
Distribution and Service Plan.................19
Federal Income Taxes..........................20
New Jersey Income Taxes.......................21
General Information ..........................21
Net Asset Value...............................22
Custodian and Transfer Agent..................22

--------------------------------------------------------------------------------

Evergreen Shares of
Connecticut Daily Tax Free Income Fund, Inc.           P.O. Box 9021
Florida Daily Municipal Income Fund                    Boston MA 02205-9827
New Jersey Daily Municipal Income Fund, Inc.           (800) 807-2940
New York Daily Tax Free Income Fund, Inc.
North Carolina Daily Municipal Income Fund, Inc.

(collectively the "Funds" and individually the "Fund")

================================================================================


SUPPLEMENT DATED OCTOBER 12, 1995


Reich & Tang Asset Management L.P., the Fund's investment advisor, is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). New England Mutual Life Insurance Company ("The New England") owns NEIC's sole general partner and a majority of the limited partnership interest in NEIC. The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, approval by the policyholders of The New England and MetLife and receipt of certain regulatory approvals. The merger is not expected to occur until after December 31, 1995.

The merger of The New England into MetLife will constitute an "assignment" of the existing investment advisory agreement relating to the Fund. Under the Investment Company Act of 1940, such an "assignment" will result in the automatic termination of the investment advisory agreement, effective at the time of the merger. Prior to the merger, shareholders of record of the Fund will be asked to approve a new investment advisory agreement, intended to take effect at the time of the merger. The new agreement will be substantially similar to the existing agreement. A proxy statement describing the new agreement will be sent to shareholders of the Fund prior to their being asked to vote on the new agreement.

--------------------------------------------------------------------------------

EVERGREEN SHARES OF
NEW JERSEY DAILY
MUNICIPAL INCOME FUND, INC.                            [GRAPHIC OMITTED]

================================================================================


PROSPECTUS
March 1, 1996


  New Jersey Daily Municipal Income Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company that is a short-term, tax-exempt, money market fund whose investment objectives are to seek as high a level of current income exempt from Federal income taxes and to the extent possible from New Jersey gross income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal. No assurance can be given that those objectives will be achieved. Only Evergreen Shares are offered by this Prospectus.

  This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing in the Fund. A Statement of Additional Information containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling the Fund at 1(800) 807-2940. The "Statement of Additional Information" bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

  Investors should be aware that the Evergreen shares may not be purchased other than through certain securities dealers with whom Evergreen Funds Distributor, Inc. ("EFD") has entered into agreements for this purpose or directly from EFD. Evergreen shares have been created for the primary purpose of providing a New Jersey tax-free money market fund product for shareholders of certain funds distributed by EFD. Shares of the Fund other than Evergreen shares are offered pursuant to a separate Prospectus.

  Reich & Tang Asset Management L.P. acts as Manager of the Fund and Reich & Tang Distributors L.P. acts as distributor of the Fund's shares. Reich & Tang Asset Management L.P. is a registered investment adviser. Reich & Tang Distributors L.P. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

  AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THE FUND INTENDS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE ALTHOUGH THERE CAN BE NO ASSURANCE THAT THIS VALUE WILL BE MAINTAINED.

  SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

 THIS PROSPECTUS SHOULD BE READ AND RETAINED BY INVESTORS FOR FUTURE REFERENCE.
________________________________________________________________________________

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE
________________________________________________________________________________

                   TABLE OF CONTENTS


TABLE OF FEES AND EXPENSES                           3
SELECTED FINANCIAL INFORMATION                       3
INTRODUCTION                                         4
INVESTMENT OBJECTIVES,
  POLICIES AND RISKS CONSIDERATIONS                  5
NEW JERSEY RISK FACTORS                              8
MANAGEMENT OF THE FUND                              10
DESCRIPTION OF COMMON STOCK                         11
DIVIDENDS AND DISTRIBUTIONS                         12
HOW TO PURCHASE AND REDEEM SHARES                   12
  How to Buy Shares                                 12
  How to Redeem Shares                              12
SHAREHOLDER SERVICES                                13
  Effect of Banking Laws                            15
DISTRIBUTION AND SERVICE PLAN                       15
FEDERAL INCOME TAXES                                16
NEW JERSEY INCOME TAXES                             17
GENERAL INFORMATION                                 18
NET ASSET VALUE                                     18
CUSTODIAN AND TRANSFER AGENT                        18

--------------------------------------------------------------------------------
                         TABLE OF FEES AND EXPENSES
--------------------------------------------------------------------------------

Annual Fund Operating Expenses
(as a percentage of average net assets)


Management Fees                                                0.30%
12b-1 Fees - After fee Waiver                                  0.02%
Other Expenses                                                 0.40%
  Administration Fees - After Fee Waiver          0.20%        _____
Total Fund Operating Expenses                                  0.72%


Example                                           1 year            3 years          5 years          10 years
-------                                           ------            -------          -------          --------

You would pay the following expenses on a $1000
investment, assuming 5% annual return
(cumulative through the end of each year):          $7                $23              $40               $89

The purpose of the above fee table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a further discussion of these fees see "Management of the Fund" and "Distribution and Service Plan" herein. The Manager and the Distributor have voluntarily waived Administration Fees and 12b-1 Fees amounting to .06% and .20% of average net assets, respectively; absent such waivers the Administration Fee and the 12b-1 Fee would have been .21% and .20%, respectively. In addition, absent such waivers the Total Fund Operating Expenses would have been .92%.

THE  FIGURES   REFLECTED  IN  THIS  EXAMPLE   SHOULD  NOT  BE  CONSIDERED  AS  A
REPRESENTATION  OF PAST OR FUTURE  EXPENSES.  ACTUAL  EXPENSES MAY BE GREATER OR
LESSER THAN THOSE SHOWN ABOVE.

--------------------------------------------------------------------------------
                         SELECTED FINANCIAL INFORMATION
                 (for a share outstanding throughout the period)
--------------------------------------------------------------------------------

The  following  selected  financial  information  of New Jersey Daily  Municipal
Income  Fund,  Inc.  has been  audited by  McGladrey & Pullen  LLP,  Independent
Certified Public Accountants, whose report thereon appears in the Statement of Additional Information.

                                                              Year Ended                 October 26, 1990
                                                             October 31,                  (Inception) to
                                             1995          1994      1993       1992     October 31, 1991
                                             ----          ----      ----       ----     ----------------
Per Share Operating Performance:
(for a share outstanding throughout the year)

Net asset value, beginning of year.          $1.00         $1.00     $1.00      $1.00           $1.00
                                             ------        ------    ------     ------          -----
Net investment income..............            .030         0.020     0.020      0.030           0.042
Dividends from net investment income         ( .030 )     ( 0.020 ) ( 0.020 )  ( 0.030 )       ( 0.042 )
                                             -------       -------  -------     -------         -------
Net asset value, end of year.......          $1.00         $1.00     $1.00      $1.00           $1.00
                                             ======        =======  =======     =======         =======
Total Return.......................           3.08%         2.03%     1.98%      3.01%           4.62%*
Ratios/Supplemental Data
Net assets, end of  year (000).....        $130,128      $105,929   $78,347    $46,374         $26,238
Ratios to average net assets:
    Expenses.......................           0.72%+        0.66%+    0.61%+     0.42%+          0.27%*+
    Net investment income..........           3.02%+        2.02%+    1.95%+     2.88%+          4.32%*+

*  Annualized
+ Net of management, administration and shareholder servicing fees waived equivalent to .18%, .26%, .35%, .70%, and .70% of average net assets respectively, plus expense reimbursement equivalent to .00%, .00%, .00%, .04% and .53% of average net assets, respectively.


--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

     New Jersey Daily Municipal Income Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company that is a short-term, tax-exempt money market fund whose investment objectives are to seek as high a level of current income exempt under current law, in the opinion of bond counsel to the issuer at the date of issuance, from regular Federal income tax, and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal by investing principally in short-term, high quality debt obligations of the State of New Jersey, Puerto Rico and other United States territories, and their political subdivisions as described under "Investment Objectives, Policies and Risks" herein. The Fund also may invest in municipal securities of issuers located in states other than New Jersey, the interest income on which will be, in the opinion of bond counsel to the issuer at the date of issuance, exempt from regular Federal income tax, but will be subject to New Jersey income tax for New Jersey residents.

     Interest on certain municipal securities purchased by the Fund may be a preference item for purposes of the Federal alternative minimum tax. The Fund seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, and to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share, although there can be no assurance that this value will be maintained. The Fund intends to invest all of its assets in tax-exempt obligations; however, it reserves the right to invest up to 20% of its assets in taxable obligations. This is a summary of the Fund's fundamental investment policies which are set forth in full under "Investment Objectives, Policies and Risks" herein and in the Statement of Additional Information and may not be changed without approval of a majority of the Fund's outstanding shares. Of course, no assurance can be given that these objectives will be achieved.


     The Fund's investment adviser is Reich & Tang Asset Management L.P. (the "Manager"), which is a registered investment adviser and which currently acts as investment manager or administrator to fifteen other open-end management investment companies. The Fund's shares are distributed through Reich & Tang Distributors L.P. (the "Distributor"), with whom the Fund has entered into a Distribution Agreement and a Shareholder Servicing Agreement pursuant to the Fund's distribution and service plan adopted under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). (See "Distribution and Service Plan.")

     On any day on which the New York Stock Exchange, Inc. is open for trading ("Fund Business Day"), investors may, without charge by the Fund, purchase and redeem shares of the Fund's common stock at their net asset value next determined after receipt of the order. An investor's subscription will be accepted after the payment is converted into Federal funds, and shares will be issued as of the Fund's next net asset value determination which is made as of 12 noon on each Fund Business Day. (See "How to Purchase and Redeem Shares," and "Net Asset Value" herein.) Dividends from accumulated net income are declared by the Fund on each Fund Business Day.

     The Fund generally pays interest dividends monthly. Net capital gains, if any, will be distributed at least annually, and in no event later than within 60 days after the end of the Fund's fiscal year. All dividends and distributions of capital gains are automatically invested in additional shares of the Fund unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. (See "Dividends and Distributions" herein.)

     The Fund intends that its investment portfolio may be concentrated in New Jersey Municipal Obligations as defined herein and bank participation certificates therein. A summary of special risk factors affecting the State of New Jersey is set forth under "New Jersey Risk Factors" in the Statement of Additional Information.

     The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, one for each of the Fund's separate investment portfolios that may be created in the future.

     Evergreen shares are identical to other shares of the Fund, which are offered pursuant to a separate prospectus, with respect to investment objectives and yield, but differ with respect to certain other matters. See "How to Purchase and Redeem Shares" and "Shareholder Services."

--------------------------------------------------------------------------------
                         INVESTMENT OBJECTIVES, POLICIES
                             AND RISK CONSIDERATIONS
--------------------------------------------------------------------------------

     The Fund is a non-diversified, open-end management investment company that is a short-term, tax-exempt money market fund whose investment objectives are to seek as high a level of current income exempt from regular Federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its investment objectives.

     The Fund's assets will be invested primarily in high quality debt obligations issued by or on behalf of the State of New Jersey, other states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is, in the opinion of bond counsel to the issuer at the date of issuance, currently exempt from regular Federal income taxation ("Municipal Obligations") and in participation certificates (which, in the opinion of Battle Fowler LLP, counsel to the Fund, cause the Fund to be treated as the owner of the underlying Municipal Obligations) in Municipal Obligations purchased from banks, insurance companies or other financial institutions. Dividends paid by the Fund which are "exempt-interest dividends" by virtue of being properly designated by the Fund as derived from Municipal Obligations and participation certificates in Municipal Obligations will be exempt from regular Federal income tax provided the Fund complies with Section 852(b)(5) of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").


     Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Municipal Obligations to regular Federal income taxation, existing law excludes such interest from regular Federal income tax. However, "exempt-interest dividends" may be subject to the Federal alternative minimum tax. Securities, the interest income on which may be subject to the Federal alternative minimum tax (including participation certificates in such securities), may be purchased by the Fund without limit. Securities, the interest income on which is subject to regular Federal, state and local income tax, will not exceed 20% of the value of the Fund's total assets. (See "Federal Income Taxes" herein.) Exempt-interest dividends paid by the Fund correctly identified by the Fund as derived from obligations issued by or on behalf of the State of New Jersey or any New Jersey local government, or their instrumentalities, authorities or districts ("New Jersey Municipal Obligations") will be exempt from the New Jersey gross income tax.
Exempt-interest dividends correctly identified by the Fund as derived from obligations of Puerto Rico and the Virgin Islands, as well as any other types of obligations that New Jersey is prohibited from taxing under the Constitution, the laws of the United States of America or the New Jersey Constitution ("Territorial Municipal Obligations") also should be exempt from the New Jersey gross income tax provided the Fund complies with New Jersey law. (See "New
Jersey Income Taxes" herein.) To the extent suitable New Jersey Municipal Obligations are not available for investment by the Fund, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities, the dividends on which will be designated by the Fund as derived from interest income which will be, in the opinion of bond counsel to the issuer at the date of issuance, exempt from regular Federal income tax but will be subject to the New Jersey gross income tax. However, except as a temporary defensive measure during periods of adverse market conditions as determined by the Manager, the Fund will invest at least 65% of its total assets in New Jersey Municipal Obligations, although the exact amount of the Fund's assets invested in such securities will vary from time to time. The Fund's investments may include "when-issued" Municipal Obligations, stand-by commitments and taxable repurchase agreements. Although the Fund will attempt to invest 100% of its assets in Municipal Obligations and in participation certificates in Municipal Obligations, the Fund reserves the right to invest up to 20% of the value of its total assets in securities, the interest income on which is subject to regular Federal, state and local income tax. The Fund will invest more than 25% of its assets in participation certificates purchased from banks in industrial revenue bonds and other New Jersey Municipal Obligations. The investment objectives of the Fund described in this paragraph may not be changed unless approved by the holders of a majority of the outstanding shares of the Fund that would be affected by such a change. As used in this Prospectus, the term "majority of the outstanding shares" of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

     The Fund may only purchase Municipal Obligations that have been determined by the Fund's Board of Directors to present minimal credit risks and that are Eligible Securities at the time of acquisition. The term Eligible Securities means (i) Municipal Obligations with remaining maturities of 397 days or less and rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or in such categories by the only NRSRO that has rated the Municipal Obligations (collectively, the "Requisite NRSROs") (acquisition in the latter situation must also be ratified by the Board of Directors); (ii) Municipal Obligations with remaining maturities of 397 days or less but that at the time of issuance were long-term securities (i.e., with maturities greater than 366 days) and whose issuer has received from the Requisite NRSROs a rating with respect to comparable short-term debt in the two highest short-term rating categories and (iii) unrated Municipal Obligations determined by the Fund's Board of Directors to be of comparable quality. Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as an Eligible Security, does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the two highest long-term categories. A determination of comparability by the Board of Directors is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the Municipal Obligations or participation certificates. (See "Variable Rate Demand Instruments and Participation Certificates" in the Statement of Additional Information.) While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor's Corporation ("S&P'") and Moody's Investors Service, Inc. ("Moody's"). The two highest ratings by S&P and Moody's are "AAA" and "AA" by S&P in the case of long-term bonds and notes, or "Aaa" and "Aa" by Moody's in the case of bonds; "SP-1" and "SP-2" by S&P or "MIG-1" and "MIG-2" by Moody's in the case of notes; "A-1" and "A-2" by S&P or "Prime-1" and "Prime-2" by Moody's, in the case of tax-exempt commercial paper. The highest rating in the case of variable and floating demand notes is "VMIG-1" by Moody's and "SP-1/AA" by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments. The Fund's Board of Directors has determined that Municipal Obligations which are backed by the credit of the Federal government (the interest on which is not exempt from Federal income taxation) will be considered to have a rating equivalent to Moody's "Aaa".


     Subsequent to its purchase by the Fund, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Directors of the Fund shall reassess promptly whether the security presents minimal credit risks and shall cause the Fund to take such action as the Board of Directors determines is in the best interest of the Fund and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Manager's actions.

     In addition, in the event that a security (1) is in default, (2) ceases to be an eligible investment under Rule 2a-7 or (3) is determined to no longer present minimal credit risks, the Fund will dispose of the security absent a determination by the Fund's Board of Directors that disposal of the security would not be in the best interest of the Fund. In the event that the security is disposed of, it shall be disposed of as soon as practicable, consistent with achieving an orderly disposition by sale, exercise of any demand feature, or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Fund's total assets, the Fund shall promptly notify the Securities and Exchange Commission of such fact and of the actions that the Fund intends to take in response to the situation.

     All investments by the Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Fund portfolio (on a dollar-weighted basis) will be 90 days or less. The maturities of variable rate demand instruments held in the Fund's portfolio will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

     In view of the "concentration" of the Fund in bank participation certificates in New Jersey Municipal Obligations, which may be secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail which include extensive governmental regulation, changes in the availability and cost of capital funds, and general economic conditions. (See "Variable Rate Demand Instruments and Participation Certificates" in the Statement of Additional Information.) Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit. The Fund may invest 25% or more of the net assets of any portfolio in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

     The Fund has adopted the following fundamental investment restrictions which apply to all portfolios and which may not be changed unless approved by a majority of the outstanding shares of each series of the Fund's shares that would be affected by such a change. The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information. The Fund may not:

1. Borrow Money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any investments. Interest paid on borrowings will reduce net income.

2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets and only to secure borrowings for temporary or emergency purposes.

3. Purchase securities subject to restrictions on disposition under the Securities Act of 1933 ("restricted securities"), except the Fund may purchase variable rate demand instruments which contain a demand feature. The Fund will not invest in repurchase agreements maturing in more than seven days if any such investment together with securities that are not readily marketable held by the Fund exceed 15% of the Fund's net assets.

4. Invest more than 25% of its assets in the securities of "issuers" in any single industry, provided that the Fund may invest more than 25% of its assets in bank participation certificates and there shall be no limitation on the purchase of those Municipal Obligations and other obligations issued or guaranteed by the United States government, its agencies or instrumentalities. With respect to 75% of the total amortized cost value of the Fund's assets, not more than 5% of the Fund's assets may be invested in securities that are subject to underlying puts from the same institution, and no single bank shall issue its letter of credit and no single financial institution shall issue a credit enhancement covering more than 5% of the total assets of the Fund. However, if the puts are exercisable by the Fund in the event of default on payment of principal and interest on the underlying security, then the Fund may invest up to 10% of its assets in securities underlying puts issued or guaranteed by the same institution; additionally, a single bank can issue its letter of credit or a single financial institution can issue a credit enhancement covering up to 10% of the Fund's assets, when the puts offer the Fund such default protection.

5. Invest in securities of other investment companies, except the Fund may purchase unit investment trust securities where such unit trusts meet the investment objectives of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets.


     As a non-diversified investment company, the Fund is not subject to any statutory restriction under the 1940 Act with respect to investing its assets in one or relatively few issuers. This non-diversification may present greater risks than in the case of a diversified company. However, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. The Fund will be restricted in that at the close of each quarter of the taxable year, at least 50% of the value of its total assets must be represented by cash, government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. In addition, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities of one issuer other than government securities. The limitations described in this paragraph regarding qualification as a "regulated investment company" are not fundamental policies and may be revised to the extent applicable Federal income tax requirements are revised. (See "Federal Income Taxes" herein.)


     The primary purpose of investing in a portfolio of New Jersey Municipal Obligations is the special tax treatment accorded New Jersey resident individual investors. However, payment of interest and preservation of principal are dependent upon the continuing ability of the New Jersey issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of New Jersey issues with those of more diversified portfolios including out-of-state issues before making an investment decision. The Fund's management believes that by maintaining the Fund's investment portfolio in liquid, short-term, high quality investments, including the participation certificates and other variable rate demand instruments that have high quality credit support from banks, insurance companies or other financial institutions, the Fund is largely insulated from the credit risks that may exist on long-term New Jersey Municipal Obligations. For additional information, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                            NEW JERSEY RISK FACTORS
--------------------------------------------------------------------------------

     This summary is included for the purpose of providing a general description of the credit and financial conditions of the State of New Jersey. For a more complete description of these risk factors, see "New Jersey Risk Factors" in the Statement of Additional Information.


     After enjoying an extraordinary boom during the mid-1980's, New Jersey as well as the rest of the Northeast slipped into a slowdown well before the onset of the national recession which officially began in July 1990 (according to the National Bureau of Economic Research). New Jersey experienced declines in its construction and manufacturing sectors and overall increases in the rates of unemployment. In the wake of the continued expansion of the national economy which began in late 1993, New Jersey's economy has experienced a protracted recovery that in 1994 began to generate internal momentum due to increases in employment and income levels. Although employment growth in New Jersey has occurred in a variety of employment sectors, business services and trade sectors have been the greatest generators of employment growth in New Jersey while manufacturing jobs continued to trend downward albeit at a more moderate pace. Other evidence of New Jersey's improving economy can be found in increased home-building above the depressed levels of 1990 through 1992 and rising consumer spending.


     New Jersey's Constitution and budget and appropriations system require a balanced budget. Pursuant to the State Constitution, no money may be drawn from the State Treasury except for appropriations made by law. In addition, all monies for the support of State purposes must be provided for in one general appropriation law covering one and the same fiscal year. No general appropriations law or other law appropriating money for any State purpose may be enacted if the total amount of appropriations for the fiscal year exceed the total revenue anticipated for that fiscal year. The State's current Fiscal Year ends June 30, 1995. The largest part of the total financial operations of the State is accounted for in the General Fund, which is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made.

     The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State. State tax revenues and certain other fees are pledged to meet the principal and interest payments required to fully pay the debt. No general obligation debt can be issued by the State without prior voter approval.

     New Jersey's local finance system is regulated by various statutes designed to assure that all local governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the State Department of Community Affairs. The Local Budget Law imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be independently audited by a registered municipal accountant. The Division reviews all municipal and county annual budgets prior to adoption. This process insures that every municipality and county annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for principal of and interest on indebtedness falling due in the fiscal year, deferred charges and other statutory expenditure requirements.

     The Local Government Cap Law (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either 5% or an index rate determined annually by the Director, whichever is less. Certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are municipal and county appropriations to pay debt service requirements; to comply with other State or Federal mandates enacted after the effective date of the Cap Law; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections.

     The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within three months of the end of the fiscal year (six months in the case of counties) in which issued. No local unit is permitted to issue bonds for the payment of current expenses. Local units may not issue bonds to pay outstanding obligations, except for refunding purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the three-year average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit.

     Chapter 75 of the Pamphlet Laws of 1991, signed into law on March 28, 1991, requires certain municipalities and permits all other municipalities to adopt the State fiscal year in place of the existing calendar fiscal year. Municipalities that change fiscal years must adopt a six month transition budget for January to June. Since expenditures would be expected to exceed revenues primarily because state aid for the calendar year would not be received by the municipality until after the end of the transition year budget, the act authorizes the issuance of Fiscal Year Adjustment Bonds to fund the one time deficit for the six month transition budget. The act provides that the deficit in the six month transition budget may be funded initially with bond anticipation notes based on the estimated deficit in the six month transition. Notes issued in anticipation of Fiscal Year Adjustment Bonds, including renewals, can only be issued for up to one year unless the Local Finance Board permits the municipality to renew them for a further period. The Local Finance Board must confirm the actual deficit experienced by the municipality. The municipality then may issue Fiscal Year Adjustment Bonds to finance the deficit on a permanent basis. The purpose of the act is to assist municipalities that are heavily dependent on state aid and that have had to issue tax anticipation notes to fund operating cash flow deficits each year. While the act does not authorize counties to change their fiscal years, it does provide that counties with cash flow deficits may issue Fiscal Year Adjustment Bonds as well.

     New Jersey's school districts operate under the same comprehensive review and regulation as do its counties and municipalities. Certain exceptions and differences are provided, but the State supervision of school finance closely parallels that of local governments. The State Department of Education has been empowered with the necessary and effective authority in extreme cases to take over the operation of local school districts which cannot or will not correct severe and complex educational deficiencies.

     In each school district having a Board of School Estimate, the Board of School Estimate examines the budget request and fixes the appropriation amounts for the next year's operating budget after a public hearing. This board, whose composition is fixed by statute, certifies the budget to the municipal governing bodies and to the local board of education. If the local board of estimate either disagrees, it must appeal to the State Commissioner of Education (the "Commissioner") to request changes.

     In each school  district  without a Board of School  Estimate,  the elected board of education develops the budget proposal and, after public hearing, submits to the voters of such district for approval. Previously authorized debt service is not subject to referendum in the annual budget process. If approved, the budget goes into effect. If defeated, the governing body of each municipality in the school district has approximately 20 days to determine the amount necessary to be appropriated for each item appearing in such budget. Should the governing body fail to certify any amount determined by them to be necessary for any item rejected at the election, the board of education of such district may appeal the action to the Commissioner.

     School district bonds and temporary notes are issued in conformity with the School Bond Law. Schools are subject to debt limits and to State regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district, but may be as high as 4% of the average equalized valuation basis of the constituent municipality. In certain cases involving school districts in cities with populations exceeding 100,000, the debt limit is 8% of the average equalized valuation basis of the constituent municipality, and in cities with population in excess of 80,000, the debt limit is 6% of the aforesaid average equalized valuation.

         In 1982, school districts were given an alternative to the traditional method of bond financing capital improvements pursuant to the Lease Purchase Law. The Lease Purchase Law permits school districts to acquire a site and school buildings through a lease purchase agreement with a private lessor corporation. The lease purchase agreement does not require voter approval. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required to be included in the annual current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. Lease purchase agreements in excess of five years require the approval of the Commissioner and the Local Finance Board.

     The Local Authorities Fiscal Control Law provides for State supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the State Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by counties or municipalities, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, sewer, street lighting, etc.). The Local Finance Board exercises approval power over the creation of new authorities and special districts as well as their dissolution. The Local Finance Board also reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a municipality or county and an authority or special district. The Director reviews and approves annual budgets of authorities and special districts.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

     The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, has employed Reich & Tang Asset Management L.P. (the "Manager") to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Fund's Board of Directors to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors or officers of Reich & Tang Asset Management, Inc., the sole general partner of the Manager or employees of the Manager or its affiliates. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote full-time to the affairs of the Fund. The Statement of Additional Information contains general background information regarding each director and principal officer of the Fund.


     The Manager is a Delaware limited partnership with its principal office at 600 Fifth Avenue, New York, New York 10020. The Manager was at January 31, 1996 manager, advisor or supervisor with respect to assets aggregating approximately $8.7 billion. The Manager acts as manager or administrator of fifteen other investment companies and also advises pension trusts, profit sharing trusts and endowments.

     New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of a 99.5% interest in the newly created limited partnership, Reich & Tang Asset Management L.P., the Manager. Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the general partner and owner of the remaining .5% interest of the Manager. Reich & Tang Asset Management L.P. has succeeded NEICLP as the Manager of the Fund.

     New England Investment Companies, Inc. ("NEIC") a Massachusetts corporation, serves as the sole general partner of NEICLP. The New England Mutual Life Insurance Company ("The New England") owns approximately 68.1% of the total partnership units outstanding of NEICLP, and Reich & Tang, Inc., owns approximately 22.8% of the outstanding partnership units of NEICLP. In addition, NEIC is a wholly-owned subsidiary of The New England, which may be deemed a "controlling person" of the Manager. NEIC is a holding company offering a broad array of investment styles across a wide range of asset categories through ten investment advisory/management affiliates and two distribution subsidiaries. These include, in addition to the Manager, Loomis, Sayles & Company, L.P.; Copley Real Estate Advisors, Inc.; Back Bay Advisors, L.P.; Marlborough Capital Advisors, L.P.; Westpeak Investment Advisors, L.P.; Draycott Partners, Ltd.; TNE Investment Services, L.P.; New England Investment Associates, Inc.; Harris Associates; and an affiliate, Capital Growth Management Limited Partnership. These affiliates in the aggregate are investment advisors or managers to 42 other registered investment companies.

     Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Pursuant to the Investment Management Contract, the Manager receives from the Fund a fee equal to .30% per annum of the Fund's average daily net assets for managing the Fund's investment portfolio and performing related services.

     Pursuant to the Administrative Services Contract for the Fund, the Manager performs clerical, accounting supervision and office service functions for the Fund and provides the Fund with the personnel to (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent, (ii) prepare reports to and filings with regulatory authorities and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager or its affiliates. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives a fee equal to .21% per annum of the Fund's average daily net assets. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares. (See "Distribution and Service Plan" herein.) In addition, Reich & Tang Distributors L.P., the Distributor, receives a servicing fee equal to .20% per annum of the average daily net assets of the shares of the Fund under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly.

--------------------------------------------------------------------------------
                          DESCRIPTION OF COMMON STOCK
--------------------------------------------------------------------------------


     The Fund was incorporated in Maryland on July 24, 1990. The authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional investment portfolio. Shares of all series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, distribution, liquidation and voting rights within the series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate. There are no conversion or pre-emptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder. As of January 31, 1996, the amount of shares owned by all officers and directors as a group was less than 1% of the outstanding shares of the Fund.

     The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors.

--------------------------------------------------------------------------------
                          DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. Fund Business Day means weekdays (Monday through Friday) except customary business holidays and Good Friday. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

     Net realized capital gains, if any, are distributed at least annually and in no event later than within 60 days after the end of the Fund's fiscal year. All dividends and distributions of capital gains are automatically invested in additional Fund shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.

--------------------------------------------------------------------------------
                       HOW TO PURCHASE AND REDEEM SHARES
--------------------------------------------------------------------------------

HOW TO BUY SHARES

     You can purchase shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through EFD. The minimum initial investment is $1,000 which may be waived in certain situations. There is no minimum for subsequent investments. In states where EFD is not registered as a broker-dealer, shares of the Fund will only be sold through other broker-dealers or other financial institutions that are registered. Only Evergreen shares are offered through this Prospectus. Instructions on how to purchase shares of the Fund are set forth in the Share Purchase Application.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or the Fund's Manager incurs. If such investor is an existing shareholder, the Fund may redeem shares from his or her account to reimburse the Fund or the Fund's Manager for any loss. In addition, such investors may be prohibited or restricted from making further purchase in any of the Evergreen mutual funds.

HOW TO REDEEM SHARES

     You may "redeem", i.e., sell your shares in the Fund to the Fund on any Fund Business Day, either directly or through your financial intermediary. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. The Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street Bank and Trust Company ("State Street") which is the registrar, transfer agent and dividend disbursing agent for the Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.

     Shareholders may withdraw amounts of $1,000 or more from their accounts by calling State Street at 800-423-2615 between the hours of 8:00 a.m. to 5:30 p.m. (Eastern time) each Fund Business Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach State Street by telephone should follow the procedures outlined above for redemption by mail.

     The telephone redemption service is not available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank. State Street currently deducts a $5.00 wire charge from all redemption proceeds wired. This charge is subject to change without notice. Redemption proceeds will be wired on the same day if the request is made prior to 12 noon (Eastern time). Such shares, however, will not earn dividends for that day. Redemption requests received after 12 noon will earn dividends for that day, and the proceeds will be wired on the following business day. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of telephone instructions. If the Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine. The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephone requests. Procedures for redeeming Fund shares by telephone may be modified or terminated without notice at any time.

Redemptions by Check. Upon request, the Fund will provide holders of Evergreen shares, without charge, with checks drawn on the Fund that will clear through State Street. Shareholders will be subject to State Street's rules and regulations governing such checking accounts. Checks will be sent usually within ten business days following the date the account is established. Checks may be made payable to the order of any payee in an amount of $250 or more. The payee of the check may cash or deposit it like a check drawn on a bank. (Investors should be aware that, as in the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from State Street.) When such a check is presented to State Street for payment, State Street, as the shareholder's agent, causes the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by State Street if there are insufficient or uncollectable shares to meet the withdrawal amount. The check writing procedure for withdrawal enables shareholders to continue earning income on the shares to be redeemed up to but not including the date the redemption check is presented to State Street for payment.

     Shareholders wishing to use this method of redemption should fill out the appropriate part of the Share Purchase Application (including the Signature
Card) and mail the completed form to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827. Shareholders requesting this service after an account has been opened must contact State Street since additional documentation will be required. Currently there is no charge either for checks or for the clearance of any checks. This service may be terminated or altered at any time.

--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

     The Fund offers the following shareholder services. For more information about these services or your account, contact EFD or the toll-free number on the front of this Prospectus. Some services are described in more detail in the Share Purchase Application.

Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25. Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $25,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account two business days after the request is received.

Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Fund's Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designated a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder, but the Fund does not expect that there will be any realizable capital gains.

Investments Through Employee Benefit and Savings Plan. Certain qualified and non-qualified benefit and savings plans may make shares of the Fund and the other Evergreen mutual funds available to their participants. Each Fund's investment adviser may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen mutual funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the last business day of each month, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested. If you elect to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, the checks will be reinvested into your account at the then current net asset value.

Tax Sheltered Retirement Plans. You may open a pension and profit sharing account in any Evergreen mutual fund (except those funds having an objective of providing tax free income), including: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; (ii) Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations; and (iii) Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.

     The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a charge for either sales or redemptions.

     In order to maximize earnings on its portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Accordingly, the Fund does not accept a subscription or invest an investor's payment in portfolio securities until the payment has been converted into Federal Funds.

     Shares will be issued as of the first determination of the Fund's net asset value per share made after acceptance of the investor's order at the net asset value per share first determined after receipt of the order. Shares begin accruing income dividends on the day they are purchased. The Fund reserves the right to reject any subscription for its shares. Certificates for Fund shares will not be issued to an investor.

     Shares are issued as of 12 noon, Eastern time, on any Fund Business Day on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 12 noon. Orders accompanied by Federal Funds and received after 12 noon, Eastern time, on a Fund Business Day will not result in share issuance until the following Fund Business Day. Fund shares begin accruing income on the day the shares are issued to an investor.

     There is no redemption charge, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.

     The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund.

     Redemption requests received by the Fund's transfer agent before 12 noon, Eastern time, on any Fund Business Day become effective at 12 noon that day. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective. A redemption request received after 12 noon, Eastern time, on any Fund Business Day becomes effective on the next Fund Business Day.

     The Fund has reserved the right to close an account that through redemptions has remained below $1,000 for 30 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

     The redemption of shares may result in the investor's receipt of more or less than is paid for the shares and, thus, in a taxable gain or loss to the investor.

EFFECT OF BANKING LAWS

     The  Glass-Steagall  Act limits the ability of a depository  institution to become an underwriter or distributor of securities. However, it is the Fund management's position that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Manager for providing such services. However, this is an unsettled area of the law and if a determination contrary to the Fund management's position is made by a bank regulatory agency or court concerning shareholder servicing and administration payments to banks from the Manager, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the name of the customers at no cost to the Fund or its shareholders. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

--------------------------------------------------------------------------------
                         DISTRIBUTION AND SERVICE PLAN
--------------------------------------------------------------------------------


     Pursuant to Rule 12b-1 under the 1940 Act, the Securities and Exchange Commission has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund's Board of Directors has adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and Reich & Tang Distributors L.P. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement.


     Reich & Tang Asset Management, Inc. serves as the sole general partner for both Reich & Tang Asset Management L.P. and Reich & Tang Distributors L.P., and Reich & Tang Asset Management L.P. serves as the sole limited partner of the Distributor.

     Under the Shareholder Servicing Agreement, the Distributor receives a service fee equal to .20% per annum of the Fund's average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholders services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for payments to participating organizations with respect to their provision of such services to their clients or customers who are shareholders of the Fund.

     The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into
written   agreements,   for   performing   shareholder   servicing  and  related
administrative functions on behalf of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation
and  printing  of  brochures  and  other  promotional  materials,   mailings  to
prospective  shareholders,   advertising,   and  other  promotional  activities,
including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholding Servicing Fee and past profits, for the purposes enumerated in (i) above. The Manager and Distributor may make payments to Participating Organizations for providing certain of such services up to a maximum of (on an annualized basis)
 .40% of the average daily net asset value of the Fund serviced through the Participating Organizations. Moreover, the Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.

     Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

     The Plan and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Manager and Distributor in carrying out their obligations under the Shareholder Servicing Agreement and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.

         For the fiscal year ended October 31, 1995, the total amount spent pursuant to the Plan was .40% of the average daily net assets of the Fund all of which was paid by the Manager (which may be deemed an indirect payment by the Fund).

--------------------------------------------------------------------------------
                              FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

     The Fund has elected to qualify under the Code as a regulated investment company that distributes "exempt-interest dividends" as defined in the Code. The Fund's policy is to distribute as dividends each year 100% (and in no event less than 90%) of its tax-exempt interest income, net of certain deductions, and its investment company taxable income (if any). If distributions are made in this manner, dividends derived from the interest earned on Municipal Obligations are "exempt-interest dividends" and are not subject to regular Federal income tax, although as described below, such "exempt-interest dividends" may be subject to Federal alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any realized short-term capital gains (whether from tax-exempt or taxable obligations) are taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares of the Fund. The Fund does not expect to realize long-term capital gains, and thus, does not contemplate distributing "capital gain dividends" or have undistributed capital gain income within the meaning of the Code. The Fund informs shareholders of the amount and nature of its income and gains in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. For Social Security recipients, interest on tax-exempt bonds, including tax-exempt interest dividends paid by the Fund, is to be added to adjusted gross income for purposes of computing the amount of Social Security benefits includible in gross income. Interest on certain "private activity bonds" (generally, a bond issue in which more than 10% of the proceeds are used for a non-governmental trade or business and which meets the private security or payment test, or bond issue which meets the private loan financing test) issued after August 7, 1986 will constitute an item of tax preference subject to the individual alternative minimum tax. Further, corporations will be required to include in alternative minimum taxable income, 75% of the amount by which its adjusted current earnings (including generally, tax-exempt interest) exceeds its alternative minimum taxable income (determined without this item). In certain cases Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a tax on "passive investment income", including tax-exempt interest.

     With respect to variable rate demand instruments, including participation certificates therein, the Fund is relying on the opinion of Battle Fowler LLP, counsel to the Fund, that it will be treated for Federal income tax purposes as the owner thereof and that the interest on the underlying Municipal Obligations will be tax-exempt to the Fund. Counsel has pointed out that the Internal Revenue Service has announced that it will not ordinarily issue advance rulings on the question of the ownership of securities or participation interests therein subject to a put and could reach a conclusion different from that reached by counsel.

     In South Carolina v. Baker, the U.S. Supreme Court held that the Federal government may constitutionally require states to register bonds they issue and may subject the interest on such bonds to Federal tax if not registered, and the Court further held that there is no constitutional prohibition against the Federal Government's taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the Federal government to regulate and control bonds such as the Municipal Obligations and to tax such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Municipal Obligations in accordance with Section 103 of the Code.

--------------------------------------------------------------------------------
                             NEW JERSEY INCOME TAXES
--------------------------------------------------------------------------------

     The designation of all or a portion of a dividend paid by the Fund as an "exempt-interest dividend" under the Code does not necessarily result in the exemption of such amount from tax under the laws of any state or local taxing authority.

     The Fund intends to be a "qualified investment fund" within the meaning of the New Jersey gross income tax. The primary criteria for constituting a "qualified investment fund" are that (1) such fund is an investment company registered with the Securities and Exchange Commission which, for the calendar year in which the distribution is paid, has no investments other than interest bearing obligations, obligations issued at a discount, cash and cash items, including receivables and financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto and (2) at the close of each quarter of the taxable year, such fund has not less than 80% of the aggregate principal amount of all of its investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest- bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey Municipal Obligations, Territorial Municipal Obligations and certain other specified securities. Additionally, a qualified investment fund must comply with certain continuing reporting requirements. In the opinion of Sills Cummis Zuckerman Radin Tischman Epstein & Gross, P.A., special New Jersey tax counsel to the Fund, assuming that the Fund constitutes a qualified investment fund and that the Fund complies with the reporting obligations under New Jersey law with respect to qualified investment funds, (a) distributions paid by the Fund to a New Jersey resident individual shareholder will not be subject to the New Jersey gross income tax to the extent that the distributions are attributable to income received as interest on or gain from New Jersey Municipal Obligations or Territorial Municipal Obligations, and (b) gain from the sale of shares in the Fund by a New Jersey resident individual shareholder will not be subject to the New Jersey gross income tax.

         Shareholders are urged to consult with their tax advisors with respect to the treatment of distributions from the Fund and ownership of shares of the Fund in their own states and localities.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

     The Fund was incorporated under the laws of the State of Maryland on July 24, 1990 and it is registered with the Securities and Exchange Commission as a non-diversified, open-end management investment company.

     The Fund prepares semi-annual unaudited and annual audited reports which include a list of investment securities held by the Fund and which are sent to shareholders.

     As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-Laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of revised investment advisory contracts with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders or shares entitled to cast not less than 25% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act including the removal of Fund director(s) and communication among shareholders, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of the shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such a meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

     For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement filed with the Securities and Exchange Commission, including the exhibits thereto. The Registration Statement and the exhibits thereto may be examined at the
Commission and copies thereof may be obtained upon payment of certain duplicating fees.

--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset value of the Fund's shares is determined as of 12 noon, Eastern time, on each Fund Business Day. It is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding.

     The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, except that if fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold. The Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

--------------------------------------------------------------------------------
                          CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 is custodian for the Fund's cash and securities, and is the transfer agent and dividend agent for the shares of the Fund.. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 is the registrar, transfer agent and dividend disbursing agent for the Evergreen shares of the Fund. The Fund's custodian and transfer agents do not assist in, and are not responsible for, investment decisions involving assets of the Fund.

[This space intentionally left blank]



















DISTRIBUTOR
Evergreen Funds Distributor, Inc., 230 Park Avenue, New York, New York 10169

For further information contact the Fund at 2500 Westchester Avenue Purchase, New York 10577

EVERGREEN FUNDS APPLICATION


FOR PURCHASES OF CLASS A, B,OR C SHARES ONLY
(Purchases of non-class shares of Evergreen Funds will be deemed to be Class A for the purpose of completing this application)


DO NOT USE FOR EVERGREEN'S, IRA OR KEOGH ACCOUNTS

If   you   need   assistance   in   completing  this  application,  please  call
1-800-235-0064.
Mail check and completed application to: The Evergreen Funds, State Street Bank & Trust Co., P.O. Box 9021, Boston, MA, 02205-9827

1.       YOUR ACCOUNT REGISTRATION   (please print)
         (Check only one box here to indicate type of registration.)

[    ]  INDIVIDUAL

--------------------       --------------------------------------
First Name                 Initial                   Last Name

----------------------------------------------
Social Security Number  1

[    ]  JOINT TENANT  2


-------------------------------------------------------------------------------
1 Only one Social Security Number is needed for tax reporting.

2 The account  registration will be joint tenants with right of survivorship and
not  tenants  in  common  unless   tenants  in  common  or  community   property
registrations are requested

[    ]   GIFT TO A MINOR

____________________________________ as custodian for
Custodian's Name (Only One Permitted)

________________________________________under the
Minor's Name (Only One Permitted)

_______________________Uniform Gifts to Minors Act
State
                           -------------------------------
                           Minor's Social Security Number


-------------------------------------------------------------------------------
[    ]  A TRUST (Please include copy of Trust document)

_________________________________________as trustee for
Name of Trustee

_______________________________under agreement dated
Name of Trust

-------------------.                -----------------------
Date of Trust Agreement             Taxpayer Identification Number


--------------------------------------------------------------------------------
[    ] A CORPORATION, PARTNERSHIP OR OTHER ENTITY
       (Please include copy of Corporate Resolution)


--------------------------------------------------------
Name of corporation or other entity

---------------------------------------------
Taxpayer Identification Number


2. YOUR MAILING ADDRESS (please print)

-----------------------------------------------------
Street Address

-----------------------------------------------------
City                       State                     Zip

-----------------------------------------------------
Home Phone                          Business Phone

I am a citizen of [    ]  U.S.      [    ]  Other ____________________
                                            (please specify)


3. DEALER INFORMATION (please print)

------------------------------------------------------
Dealer Name

------------------------------------------------------
Dealer Address

------------------------------------------------------
City                       State                     Zip

Dealer Authorized Signature  __________________________________

-------------------------------------------------------
Branch Address

-------------------------------------------------------
City                       State                     Zip

--------------------------------------------------------
Dealer Branch Office Number                          Branch Phone Number

-------------------------------------------------------
Rep Number                          Rep Last Name

4. YOUR INITIAL INVESTMENT   (minimum of $1,000 per account)



Fund Name                  Share Class**                      Amount
                            A       B       C
-----------------------   [   ]   [   ]   [   ]            $-----------
-----------------------   [   ]   [   ]   [   ]            $-----------
-----------------------   [   ]   [   ]   [   ]            $-----------



[    ] Check    or   [    ] Wire * (Make check payable to Evergreen Funds)

* To wire funds, obtain an account number and wiring instructions by calling 800-423-2615, and fill in the information below.

On _______________________Account No. _______________________________
         (Date of Wire)

--------------------------------------------------------------------
Name of Bank                                         Branch


**  If no class is chosen, it will be assumed you wish to invest in Class A

5. DIVIDEND AND DISTRIBUTION INSTRUCTIONS

Dividends are to be:       [    ]  Reinvested               [    ] Paid in Cash

Capital Gain
Distributions are to be:   [    ]  Reinvested               [    ] Paid in Cash

If no boxes are checked, all dividends and capital gain distributions will be reinvested.

                                                            CONTINUED ON REVERSE

6. SYSTEMATIC WITHDRAWAL PLAN

                  (Minimum initial investment $10,000)

[ ] Systematic Withdrawal Plan

I, We request that the Fund or its transfer agent send a check for

$____________________________($75 minimum) monthly beginning

the 25th day of _____________________or [    ] quarterly beginning
                  month
the 25th day of ______________________.  The check is to be drawn to the order of ________________________________.

and mailed to:

---------------------------------------------------------
Name

---------------------------------------------------------
Address

---------------------------------------------------------
City                       State                     Zip


7.       TELEPHONE EXCHANGE/REDEMPTION OPTION
                  (minimum $1,000 per transaction)

I, We authorize you to honor any telephone requests for the following:

[ ] Exchange existing shares of one of the Evergreen funds for shares of any of the other Evergreen funds within the same class with no change in registration.

Redemption Options (choose only one)

[ ] Mail redemption proceeds from a designated Evergreen fund or to the name and address in which the fund account is registered.

         or

[ ] Wire redemption proceeds from a designated Evergreen fund to an account with the same registration as the registration in the fund at the commercial bank you specify in the following text. (Please attach a voided check for the account listed). If you would like more than one bank file, please attach additional banking information, including a voided check, for each bank listed.

-----------------------------------------------------------
Name of Bank                                Account #

-----------------------------------------------------------
Address

-----------------------------------------------------------
City                       State                     Zip

The records of the Evergreen Funds and State Street Bank and Trust Company of such instructions will be binding on all parties and neither the Evergreen Funds nor State Street will be liable for any loss, expense or cost arising out of such transactions.

X_________________________________________________________
         Shareholder Signature

X_________________________________________________________
         Joint Shareholder Signature, if any


8. CHECK WRITING SERVICES

[ ] Please open a check writing service account at State Street Bank and Trust Company in my (our) name(s) as registered in Part I of this application and send me (us) a supply of checks. I (we) understand that checks may not be drawn on the account for less than $250.00. Please be sure to complete the attached signature card. Checks cannot be issued until it is on file.


9. YOUR SIGNATURE


The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Fund and has received and read a current Prospectus of the Fund and agrees to its terms. The Fund's Transfer Agent will not be liable for acting upon instructions it believes are genuine. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) number is shown above certifies (I) that number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to back up withholding (delete (ii) if under notification). If no such number is shown, the undersigned further certifies, under penalties of perjury, that (a) no such number has been issued, and a number has been or soon will be applied for; if a number is not provided to you within sixty days, the undersigned understands that all payments (including redemptions) are subject to 31% withholding under Federal tax law, until a number is provided; or (b) that the undersigned is not a citizen or resident of the U.S. and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Fund, or is exempt under an income tax treaty. THE INVESTMENT ADVISOR TO THE EVERGREEN FUNDS IS DEFINED IN THE PROSPECTUS. INVESTMENTS IN THE EVERGREEN FUNDS ARE NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY SUBSIDIARIES OF ANY BANK, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK OR ANY SUBSIDIARIES OF ANY BANK, ARE NOT INSURED OR OTHERWISE PROTECTED BY THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE EVERGREEN FUNDS ARE DISTRIBUTED BY EVERGREEN FUNDS DISTRIBUTOR, INC., WHICH IS INDEPENDENT OF THE FUND'S INVESTMENT ADVISER.


X_________________________________________________________
Shareholder Signature (or Custodian)                 Date

X_________________________________________________________
Joint Shareholder Signature, if any                  Date

X_________________________________________________________
Corporate Officer, Partner, Trustee, etc.

__________________________________________________________
Title                                                Date

SYSTEMATIC INVESTMENT PLAN

12. SYSTEMATIC INVESTMENT PLAN

[ ] Systematic Investment Plan

This service allows you to regularly and automatically add to the Evergreen Fund named below by debiting your checking account. Please allow 30 days for us to establish this service.


         I wish to make automatic investments of

         $_________________________ in the
              ($25 Minimum investment)


-------------------------------------------------------
Name of Evergreen Fund                  Class of shares



Please debit my account
(Please attach a voided check)

[ ] Monthly    [ ] Quarterly

on the

[ ] 5th        [ ] 20th


SIGNATURES AND ACCOUNT INFORMATION

-------------------------------             -----------------------------
Shareholder Name (Please print)             Name of Bank Account

X______________________________             _____________________________
Shareholder Signature                       Bank account number

--------------------------------------------------
Joint Shareholder Name, if any (Please print)

X_________________________________________
Joint Shareholder Signature


--------------------------------------------------
Investment Representative # and Full Name


SIGNATURE CARD FOR CHECKWRITING OPTION      (Please Print)
(see part eight of application)

[    ]   Evergreen Money Market Fund

[    ]   Evergreen Tax Exempt Money Market Fund

[    ]   Evergreen Treasury Money Market Fund
         Only one signature will be required on checks unless the box below is checked off

[    ]   Check here only if you wish to have both signatures required on checks.


------------------------------------------------------------------
Account Number             Last Name        First   Middle Initial

------------------------------------------------------------------
Account Number             Last Name        First   Middle Initial


BY SIGNING THIS SIGNATURE CARD THE UNDERSIGNED AGREE(S) TO BE SUBJECT TO THE RULES AND REGULATIONS OF STATE STREET BANK & TRUST COMPANY, NOW OR HEREAFTER PERTAINING THERETO AND AS AMENDED FROM TIME TO TIME, AND AS SET FORTH BELOW.

X_________________________________________________________
SIGNATURE

X_________________________________________________________
SIGNATURE


THE PAYMENT OF FUNDS ON THE CONDITIONS SET FORTH BELOW IS AUTHORIZED BY THE SIGNATURE(S) APPEARING ABOVE. If this card is signed by two persons either signature will be accepted on checks unless the box requiring tow signatures is checked off. Each signatory guarantees the genuineness of the other's signature. The Bank is hereby appointed agent by the person(s) signing this card ("Depositors") and, as such agent is directed to request redemption of shares of the fund checked off above registered in the name of such person(s) upon receipt of, and to the amount of checks drawn upon this checking account and to deposit the proceeds of such redemptions in this checking account. In so acting the Bank shall be liable only for its own negligence. Depositors will be subject to the Bank's rules and regulations governing such checking accounts including the right of the Bank not to honor checks in amounts exceeding the value of the Depositor's shareholder account with the Fund checked off above the time the check is presented for payment. It is further agreed as follows:

1. Deposits in this account may be made only from proceeds of shares of the fund checked off above.

2. The Bank reserves the right to change, modify or terminate this agreement at any time upon notification mailed to the address appearing in the shareholder records of the fund checked off above.

--------------------------------------------------------------------------------

Vista Select Shares of                                 Vista Service Center
Connecticut Daily Tax Free Income Fund, Inc.           P.O. Box 419392
New Jersey Daily Municipal Income Fund, Inc.           Kansas City, Missouri
                                                       1-800-34-VISTA

(collectively the "Funds" and individually the "Fund")

================================================================================


SUPPLEMENT DATED OCTOBER 12, 1995


Reich & Tang Asset Management L.P., the Fund's investment advisor, is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). New England Mutual Life Insurance Company ("The New England") owns NEIC's sole general partner and a majority of the limited partnership interest in NEIC. The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, approval by the policyholders of The New England and MetLife and receipt of certain regulatory approvals. The merger is not expected to occur until after December 31, 1995.

The merger of The New England into MetLife will constitute an "assignment" of the existing investment advisory agreement relating to the Fund. Under the Investment Company Act of 1940, such an "assignment" will result in the automatic termination of the investment advisory agreement, effective at the time of the merger. Prior to the merger, shareholders of record of the Fund will be asked to approve a new investment advisory agreement, intended to take effect at the time of the merger. The new agreement will be substantially similar to the existing agreement. A proxy statement describing the new agreement will be sent to shareholders of the Fund prior to their being asked to vote on the new agreement.

________________________________________________________________________________

VISTA SELECT SHARES OF                                 VISTA SERVICE CENTER
NEW JERSEY                                             P.O. BOX 419392
DAILY MUNICIPAL                                        KANSAS CITY MISSOURI
INCOME FUND, INC.                                      1-800-34-VISTA

================================================================================


PROSPECTUS
March 1, 1996


New Jersey Daily Municipal Income Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company that is a short-term, tax-exempt, money market fund whose investment objectives are to seek as high a level of current income exempt from Federal income taxes and to the extent possible from New Jersey gross income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal. No assurance can be given that those objectives will be achieved. This Prospectus relates exclusively to the Vista Select shares class of the Fund.

This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing in the Fund. A Statement of Additional Information containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing the Fund at the above address. The "Statement of Additional Information" bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety. Investors should be aware that the Vista Select shares may not be purchased other than through certain securities dealers with whom Vista Broker-Dealer Services, Inc. ("VBDS") has entered into agreements for this purpose, directly from VBDS or through certain "Participating Organizations" (see "Investments Through Participating Organizations") with whom they have accounts. Vista Select shares have been created for the primary purpose of providing a New Jersey tax-free money market fund product for shareholders of certain funds distributed by VBDS. Shares of the Fund other than the Vista Select shares are offered pursuant to a separate prospectus.

Reich & Tang Asset Management L.P. acts as Manager of the Fund and Reich & Tang Distributors L.P. acts as distributor of the Fund's shares. Reich & Tang Asset Management L.P. is a registered investment adviser. Reich & Tang Distributors L.P. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THE FUND INTENDS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE ALTHOUGH THERE CAN BE NO ASSURANCE THAT THIS VALUE WILL BE MAINTAINED.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

 THIS PROSPECTUS SHOULD BE READ AND RETAINED BY INVESTORS FOR FUTURE REFERENCE.
________________________________________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
________________________________________________________________________________

                          TABLE OF FEES AND EXPENSES


Annual Fund Operating Expenses
(as a percentage of average net assets)


Management Fees                                                0.30%
12b-1 Fees - After fee Waiver                                  0.02%
Other Expenses                                                 0.40%
  Administration Fees - After Fee Waiver          0.20%        _____
Total Fund Operating Expenses                                  0.72%


Example                                           1 year            3 years          5 years          10 years
-------                                           ------            -------          -------          --------

You would pay the following expenses on a $1000
investment, assuming 5% annual return
(cumulative through the end of each year):          $7                $23              $40               $89

The purpose of the above fee table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a further discussion of these fees see "Management of the Fund" and "Distribution and Service Plan" herein. The Manager and the Distributor have voluntarily waived Administration Fees and 12b-1 Fees amounting to .06% and .20% of average net assets, respectively; absent such waivers the Administration Fee and the 12b-1 Fee would have been .21% and .20%, respectively. In addition, absent such waivers the Total Fund Operating Expenses would have been .92%.

THE  FIGURES   REFLECTED  IN  THIS  EXAMPLE   SHOULD  NOT  BE  CONSIDERED  AS  A
REPRESENTATION  OF PAST OR FUTURE  EXPENSES.  ACTUAL  EXPENSES MAY BE GREATER OR
LESSER THAN THOSE SHOWN ABOVE.

--------------------------------------------------------------------------------

                         SELECTED FINANCIAL INFORMATION
                 (for a share outstanding throughout the period)

The  following  selected  financial  information  of New Jersey Daily  Municipal
Income  Fund,  Inc.  has been  audited by  McGladrey & Pullen  LLP,  Independent
Certified Public Accountants, whose report thereon appears in the Statement of Additional Information.

                                                              Year Ended                 October 26, 1990
                                                             October 31,                  (Inception) to
                                             1995          1994      1993       1992     October 31, 1991
                                             ----          ----      ----       ----     ----------------
Per Share Operating Performance:
(for a share outstanding throughout the year)

Net asset value, beginning of year.          $1.00         $1.00     $1.00      $1.00           $1.00
                                             ------        ------    ------     ------          -----
Net investment income..............            .030         0.020     0.020      0.030           0.042
Dividends from net investment income         ( .030 )     ( 0.020 ) ( 0.020 )  ( 0.030 )       ( 0.042 )
                                             -------       -------  -------     -------         -------
Net asset value, end of year.......          $1.00         $1.00     $1.00      $1.00           $1.00
                                             ======        =======  =======     =======         =======
Total Return.......................           3.08%         2.03%     1.98%      3.01%           4.62%*
Ratios/Supplemental Data
Net assets, end of  year (000).....        $130,128      $105,929   $78,347    $46,374         $26,238
Ratios to average net assets:
    Expenses.......................           0.72%+        0.66%+    0.61%+     0.42%+          0.27%*+
    Net investment income..........           3.02%+        2.02%+    1.95%+     2.88%+          4.32%*+

*  Annualized
+ Net of management, administration and shareholder servicing fees waived equivalent to .18%, .26%, .35%, .70%, and .70% of average net assets respectively, plus expense reimbursement equivalent to .00%, .00%, .00%, .04% and .53% of average net assets, respectively.


INTRODUCTION

New Jersey Daily Municipal Income Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company that is a short-term, tax-exempt money market fund whose investment objectives are to seek as high a level of current income exempt under current law, in the opinion of bond counsel to the issuer at the date of issuance, from regular Federal income tax, and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal by investing principally in short-term, high quality debt obligations of the State of New Jersey, Puerto Rico and other United States territories, and their political subdivisions as described under "Investment Objectives, Policies and Risks" herein. The Fund also may invest in municipal securities of issuers located in states other than New Jersey, the interest income on which will be, in the opinion of bond counsel to the issuer at the date of issuance, exempt from regular Federal income tax, but will be subject to New Jersey income tax for New Jersey residents.

Interest on certain municipal securities purchased by the Fund may be a preference item for purposes of the Federal alternative minimum tax. The Fund seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, and to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share, although there can be no assurance that this value will be maintained. The Fund intends to invest all of its assets in tax-exempt obligations; however, it reserves the right to invest up to 20% of its assets in taxable obligations. This is a summary of the Fund's fundamental investment policies which are set forth in full under "Investment Objectives, Policies and Risks" herein and in the Statement of Additional Information and may not be changed without approval of a majority of the Fund's outstanding shares. Of course, no assurance can be given that these objectives will be achieved.


The Fund's investment adviser is Reich & Tang Asset Management L.P. (the "Manager"), which is a registered investment adviser and which currently acts as investment manager or administrator to fifteen other open-end management investment companies. The Fund's shares are distributed through Reich & Tang Distributors L.P. (the "Distributor"), with whom the Fund has entered into a Distribution Agreement and a Shareholder Servicing Agreement pursuant to the Fund's distribution and service plan adopted under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). (See "Distribution and Service Plan.")


On any day on which the New York Stock Exchange, Inc. is open for trading ("Fund Business Day"), investors may, without charge by the Fund, purchase and redeem shares of the Fund's common stock at their net asset value next determined after receipt of the order. An investor's subscription will be accepted after the payment is converted into Federal funds, and shares will be issued as of the Fund's next net asset value determination which is made as of 12 noon on each Fund Business Day. (See "How to Purchase and Redeem Shares" and "Net Asset Value" herein.) Dividends from accumulated net income are declared by the Fund on each Fund Business Day.

The Fund generally pays interest dividends monthly. Net capital gains, if any, will be distributed at least annually, and in no event later than within 60 days after the end of the Fund's fiscal year. All dividends and distributions of capital gains are automatically invested in additional shares of the Fund unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. (See "Dividends and Distributions" herein.)

The Fund intends that its investment portfolio may be concentrated in New Jersey Municipal Obligations as defined herein and bank participation certificates therein. A summary of special risk factors affecting the State of New Jersey is set forth under "New Jersey Risk Factors" in the Statement of Additional Information.

The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, one for each of the Fund's separate investment portfolios that may be created in the future.

Vista Select shares have been created for the primary purpose of providing a New Jersey tax-free money market fund product for investors who purchase shares directly from VBDS, through dealers with whom VBDS has entered into agreements for this purpose or through certain "Participating Organizations" (see "Investments Through Participating Organizations" herein) with whom they have accounts or who acquire Vista Select shares through the exchange of shares of certain other investment companies as hereinafter described. Vista Select shares are identical to other shares of the Fund, which are offered pursuant to a separate prospectus, with respect to investment objectives and yield, but differ with respect to certain other matters. For example, shareholders who hold other shares of the Fund may not participate in the exchange privilege described herein and have different arrangements for redemptions by check.

INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

The Fund is a non-diversified, open-end management investment company that is a short-term, tax-exempt money market fund whose investment objectives are to seek as high a level of current income exempt from regular Federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its investment objectives.

The Fund's assets will be invested primarily in high quality debt obligations issued by or on behalf of the State of New Jersey, other states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is, in the opinion of bond counsel to the issuer at the date of issuance, currently exempt from regular Federal income taxation ("Municipal Obligations") and in participation certificates (which, in the opinion of Battle Fowler LLP, counsel to the Fund, cause the Fund to be treated as the owner of the underlying Municipal Obligations) in Municipal Obligations purchased from banks, insurance companies or other financial institutions. Dividends paid by the Fund which are "exempt-interest dividends" by virtue of being properly designated by the Fund as derived from Municipal Obligations and participation certificates in Municipal Obligations will be exempt from regular Federal income tax provided the Fund complies with Section 852(b)(5) of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").


Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Municipal Obligations to regular Federal income taxation, existing law excludes such interest from regular Federal income tax. However, "exempt-interest dividends" may be subject to the Federal alternative minimum tax. Securities, the interest income on which may be subject to the Federal alternative minimum tax (including participation certificates in such securities), may be purchased by the Fund without limit. Securities, the interest income on which is subject to regular Federal, state and local income tax, will not exceed 20% of the value of the Fund's total assets. (See "Federal Income Taxes" herein.) Exempt-interest dividends paid by the Fund correctly identified by the Fund as derived from obligations issued by or on behalf of the State of New Jersey or any New Jersey local government, or their instrumentalities, authorities or districts ("New Jersey Municipal Obligations") will be exempt from the New Jersey gross income tax.
Exempt-interest dividends correctly identified by the Fund as derived from obligations of Puerto Rico and the Virgin Islands, as well as any other types of obligations that New Jersey is prohibited from taxing under the Constitution, the laws of the United States of America or the New Jersey Constitution ("Territorial Municipal Obligations") also should be exempt from the New Jersey gross income tax provided the Fund complies with New Jersey law. (See "New
Jersey Income Taxes" herein.) To the extent suitable New Jersey Municipal Obligations are not available for investment by the Fund, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities, the dividends on which will be designated by the Fund as derived from interest income which will be, in the opinion of bond counsel to the issuer at the date of issuance, exempt from regular Federal income tax but will be subject to the New Jersey gross income tax. However, except as a temporary defensive measure during periods of adverse market conditions as determined by the Manager, the Fund will invest at least 65% of its assets in New Jersey Municipal Obligations, although the exact amount of the Fund's assets invested in such securities will vary from time to time. The Fund's investments may include "when-issued" Municipal Obligations, stand-by commitments and taxable repurchase agreements. Although the Fund will attempt to invest 100% of its assets in Municipal Obligations and in participation certificates in Municipal Obligations, the Fund reserves the right to invest up to 20% of the value of its total assets in securities, the interest income on which is subject to regular Federal, state and local income tax. The Fund will invest more than 25% of its total assets in participation certificates purchased from banks in industrial revenue bonds and other New Jersey Municipal Obligations. The investment objectives of the Fund described in this paragraph may not be changed unless approved by the holders of a majority of the outstanding shares of the Fund that would be affected by such a change. As used in this Prospectus, the term "majority of the outstanding shares" of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may only purchase Municipal Obligations that have been determined by the Fund's Board of Directors to present minimal credit risks and that are Eligible Securities at the time of acquisition. The term Eligible Securities means (i) Municipal Obligations with remaining maturities of 397 days or less and rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or in such categories by the only NRSRO that has rated the Municipal Obligations (collectively, the "Requisite NRSROs") (acquisition in the latter situation must also be ratified by the Board of Directors); (ii) Municipal Obligations with remaining maturities of 397 days or less but that at the time of issuance were long-term securities (i.e. with maturities greater than 366 days) and whose issuer has received from the Requisite NRSROs a rating with respect to comparable short-term debt in the two highest short-term rating categories and (iii) unrated Municipal Obligations determined by the Fund's Board of Directors to be of comparable quality. Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as an Eligible Security, does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the two highest long-term categories. A determination of comparability by the Board of Directors is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the Municipal Obligations or participation certificates. (See "Variable Rate Demand Instruments and Participation Certificates" in the Statement of Additional Information.) While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). The two highest ratings by S&P and Moody's are "AAA" and "AA" by S&P in the case of long-term bonds and notes or "Aaa" and "Aa" by Moody's in the case of bonds; "SP-1" and "SP-2" by S&P or "MIG-1" and "MIG-2" by Moody's in the case of notes; "A-1" and "A-2" by S&P or "Prime-1" and "Prime-2" by Moody's in the case of tax-exempt commercial paper. The highest rating in the case of variable and floating demand notes is "VMIG-1" by Moody's and "SP-1/AA" by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments. The Fund's Board of Directors has determined that Municipal Obligations which are backed by the credit of the

Federal government (the interest on which is not exempt from Federal income taxation) will be considered to have a rating equivalent to Moody's "Aaa".

Subsequent to its purchase by the Fund, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Directors of the Fund shall reassess promptly whether the security presents minimal credit risks and shall cause the Fund to take such action as the Board of Directors determines is in the best interest of the Fund and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Manager's actions.

In addition, in the event that a security (1) is in default, (2) ceases to be an eligible investment under Rule 2a-7 or (3) is determined to no longer present minimal credit risks, the Fund will dispose of the security absent a determination by the Fund's Board of Directors that disposal of the security would not be in the best interest of the Fund. In the event that the security is disposed of, it shall be disposed of as soon as practicable, consistent with achieving an orderly disposition by sale, exercise of any demand feature, or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Fund's total assets, the Fund shall promptly notify the Securities and Exchange Commission of such fact and of the actions that the Fund intends to take in response to the situation.

All investments by the Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Fund portfolio (on a dollar-weighted basis) will be 90 days or less. The maturities of variable rate demand instruments held in the Fund's portfolio will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

In view of the "concentration" of the Fund in bank participation certificates in New Jersey Municipal Obligations, which may be secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail which include extensive governmental regulation, changes in the availability and cost of capital funds, and general economic conditions. (See "Variable Rate Demand Instruments and Participation Certificates" in the Statement of Additional Information.) Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit. The Fund may invest 25% or more of the net assets of any portfolio in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

The Fund has adopted the following fundamental investment restrictions which apply to all portfolios and which may not be changed unless approved by a majority of the outstanding shares of each series of the Fund's shares that would be affected by such a change. The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information. The Fund may not:

(1) Borrow Money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any investments. Interest paid on borrowings will reduce net income.

(2) Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets and only to secure borrowings for temporary or emergency purposes.

(3) Purchase securities subject to restrictions on disposition under the Securities Act of 1933 ("restricted securities"), except the Fund may purchase variable rate demand instruments which contain a demand feature. The Fund will not invest in repurchase agreements maturing in more than seven days if any such investment together with securities that are not readily marketable held by the Fund exceed 15% of the Fund's net assets.

(4) Invest more than 25% of its assets in the securities of "issuers" in any single industry, provided that the Fund may invest more than 25% of its assets in bank participation certificates and there shall be no limitation on the purchase of those Municipal Obligations and other obligations issued or guaranteed by the United States government, its agencies or instrumentalities. With respect to 75% of the total amortized cost value of the Fund's assets, not more than 5% of the Fund's assets may be invested in securities that are subject to underlying puts from the same institution, and no single bank shall issue its letter of credit and no single financial institution shall issue a credit enhancement covering more than 5% of the total assets of the Fund. However, if the puts are exercisable by the Fund in the event of default on payment of principal and interest on the underlying security, then the Fund may invest up to 10% of its assets in securities underlying puts issued or guaranteed by the same institution; additionally, a single bank can issue its letter of credit or a single financial institution can issue a credit enhancement covering up to 10% of the Fund's assets, when the puts offer the Fund such default protection.

(5) Invest in securities of other investment companies, except the Fund may purchase unit investment trust securities where such unit trusts meet the investment objectives of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets.



As a non-diversified investment company, the Fund is not subject to any statutory restriction under the 1940 Act with respect to investing its assets in one or relatively few issuers. This non-diversification may present greater risks than in the case of a diversified company. However, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. The Fund will be restricted in that at the close of each quarter of the taxable year, at least 50% of the value of its total assets must be represented by cash, government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. In addition, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities of one issuer other than government securities. The limitations described in this paragraph regarding qualification as a "regulated investment company" are not fundamental policies and may be revised to the extent applicable Federal income tax requirements are revised. (See "Federal Income Taxes" herein.)

The primary purpose of investing in a portfolio of New Jersey Municipal Obligations is the special tax treatment accorded New Jersey resident individual investors. However, payment of interest and preservation of principal are dependent upon the continuing ability of the New Jersey issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of New Jersey issues with those of more diversified portfolios including out-of-state issues before making an investment decision. The Fund's management believes that by maintaining the Fund's investment portfolio in liquid, short-term, high quality investments, including the participation certificates and other variable rate demand instruments that have high quality credit support from banks, insurance companies or other financial institutions, the Fund is largely insulated from the credit risks that may exist on long-term New Jersey Municipal Obligations. For additional information, please refer to the Statement of Additional Information.

NEW JERSEY RISK FACTORS

This summary is included for the purpose of providing a general description of the credit and financial conditions of the State of New Jersey. For a more complete description of these risk factors, see "New Jersey Risk Factors" in the Statement of Additional Information.




After enjoying an extraordinary boom during the mid-1980's, New Jersey as well as the rest of the Northeast slipped into a slowdown well before the onset of the national recession which officially began in July 1990 (according to the National Bureau of Economic Research). New Jersey experienced declines in its construction and manufacturing sectors and overall increases in the rates of unemployment. In the wake of the continued expansion of the national economy which began in late 1993, New Jersey's economy has experienced a protracted recovery that in 1994 began to generate internal momentum due to increases in employment and income levels. Although employment growth in New Jersey has occurred in a variety of employment sectors, business services and trade sectors have been the greatest generators of employment growth in New Jersey while manufacturing jobs continued to trend downward albeit at a more moderate pace. Other evidence of New Jersey's improving economy can be found in increased home-building above the depressed levels of 1990 through 1992 and rising consumer spending.


New Jersey's Constitution and budget and appropriations system require a balanced budget. Pursuant to the State Constitution, no money may be drawn from the State Treasury except for appropriations made by law. In addition, all monies for the support of State purposes must be provided for in one general appropriation law covering one and the same fiscal year. No general appropriations law or other law appropriating money for any State purpose may be enacted if the total amount of appropriations for the fiscal year exceed the total revenue anticipated for that fiscal year. The State's current Fiscal Year ends June 30, 1995. The largest part of the total financial operations of the State is accounted for in the General Fund, which is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made.

The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State. State tax revenues and certain other fees are pledged to meet the principal and interest payments required to fully pay the debt. No general obligation debt can be issued by the State without prior voter approval.

New Jersey's local finance system is regulated by various statutes designed to assure that all local governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the State Department of Community Affairs. The Local Budget Law imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be independently audited by a registered municipal accountant. The Division reviews all municipal and county annual budgets prior to adoption. This process insures that every municipality and county annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for principal of and interest on indebtedness falling due in the fiscal year, deferred charges and other statutory expenditure requirements.

The Local Government Cap Law (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either 5% or an index rate determined annually by the Director, whichever is less. Certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are municipal and county appropriations to pay debt service requirements; to comply with other State or Federal mandates enacted after the effective date of the Cap Law; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections.

The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within three months of the end of the fiscal year (six months in the case of counties) in which issued. No local unit is permitted to issue bonds for the payment of current expenses. Local units may not issue bonds to pay outstanding obligations, except for refunding purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the three-year average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit.

Chapter 75 of the Pamphlet Laws of 1991, signed into law on March 28, 1991, requires certain municipalities and permits all other municipalities to adopt the State fiscal year in place of the existing calendar fiscal year. Municipalities that change fiscal years must adopt a six month transition budget for January to June. Since expenditures would be expected to exceed revenues primarily because state aid for the calendar year would not be received by the municipality until after the end of the transition year budget, the act authorizes the issuance of Fiscal Year Adjustment Bonds to fund the one time deficit for the six month transition budget. The act provides that the deficit in the six month transition budget may be funded initially with bond anticipation notes based on the estimated deficit in the six month transition. Notes issued in anticipation of Fiscal Year Adjustment Bonds, including renewals, can only be issued for up to one year unless the Local Finance Board permits the municipality to renew them for a further period. The Local Finance Board must confirm the actual deficit experienced by the municipality. The municipality then may issue Fiscal Year Adjustment Bonds to finance the deficit on a permanent basis. The purpose of the act is to assist municipalities that are heavily dependent on state aid and that have had to issue tax anticipation notes to fund operating cash flow deficits each year. While the act does not authorize counties to change their fiscal years, it does provide that counties with cash flow deficits may issue Fiscal Year Adjustment Bonds as well. New Jersey's school districts operate under the same comprehensive review and regulation as do its counties and municipalities. Certain exceptions and differences are provided, but the State supervision of school finance closely parallels that of local governments. The State Department of Education has been empowered with the necessary and effective authority in extreme cases to take over the operation of local school districts which cannot or will not correct severe and complex educational deficiencies.

In each school district having a Board of School Estimate, the Board of School Estimate examines the budget request and fixes the appropriation amounts for the next year's operating budget after a public hearing. This board, whose composition is fixed by statute, certifies the budget to the municipal governing bodies and to the local board of education. If either the local board of estimate disagrees, it must appeal to the State Commissioner of Education (the "Commissioner") to request changes.

In each school district without a Board of School Estimate, the elected board of education develops the budget proposal and, after public hearing, submits to the voters of such district for approval. Previously authorized debt service is not subject to referendum in the annual budget process. If approved, the budget goes into effect. If defeated, the governing body of each municipality in the school district has approximately 20 days to determine the amount necessary to be appropriated for each item appearing in such budget. Should the governing body fail to certify any amount determined by them to be necessary for any item rejected at the election, the board of education of such district may appeal the action to the Commissioner.

School district bonds and temporary notes are issued in conformity with the School Bond Law. Schools are subject to debt limits and to State regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district, but may be as high as 4% of the average equalized valuation basis of the constituent municipality. In certain cases involving school districts in cities with populations exceeding 100,000, the debt limit is 8% of the average equalized valuation basis of the constituent municipality, and in cities with population in excess of 80,000, the debt limit is 6% of the aforesaid average equalized valuation.

In 1982, school districts were given an alternative to the traditional method of bond financing capital improvements pursuant to the Lease Purchase Law. The Lease Purchase Law permits school districts to acquire a site and school buildings through a lease purchase agreement with a private lessor corporation. The lease purchase agreement does not require voter approval. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required to be included in the annual current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. Lease purchase agreements in excess of five years require the approval of the Commissioner and the Local Finance Board.

The Local Authorities Fiscal Control Law provides for State supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the State Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by counties or municipalities, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, sewer, street lighting, etc.). The Local Finance Board exercises approval power over the creation of new authorities and special districts as well as their dissolution. The Local Finance Board also reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a municipality or county and an authority or special district. The Director reviews and approves annual budgets of authorities and special districts.

MANAGEMENT OF THE FUND

The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, has employed Reich & Tang Asset Management L.P. (the "Manager") to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Fund's Board of Directors to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors or officers of Reich & Tang Asset Management, Inc., the sole general partner of the Manager or employees of the Manager or its affiliates. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote full-time to the affairs of the Fund. The Statement of Additional Information contains general background information regarding each director and principal officer of the Fund.


The Manager is a Delaware limited partnership with its principal office at 600 Fifth Avenue, New York, New York 10020. The Manager was at January 31, 1996 manager, advisor or supervisor with respect to assets aggregating approximately $8.7 billion. The Manager acts as manager or administrator of fifteen other investment companies and also advises pension trusts, profit sharing trusts and endowments.

New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of a 99.5% interest in the newly created limited partnership, Reich & Tang Asset Management L.P., the Manager. Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the general partner and owner of the remaining .5% interest of the Manager. Reich & Tang Asset Management L.P. has succeeded NEICLP as the Manager of the Fund.

New England Investment Companies, Inc. ("NEIC") a Massachusetts corporation, serves as the sole general partner of NEICLP. The New England Mutual Life Insurance Company ("The New England") owns approximately 68.1% of the total partnership units outstanding of NEICLP, and Reich & Tang, Inc., owns approximately 22.8% of the outstanding partnership units of NEICLP. In addition, NEIC is a wholly-owned subsidiary of The New England, which may be deemed a "controlling person" of the Manager. NEIC is a holding company offering a broad array of investment styles across a wide range of asset categories through ten investment advisory/management affiliates and two distribution subsidiaries. These include, in addition to the Manager, Loomis, Sayles & Company, L.P.; Copley Real Estate Advisors, Inc.; Back Bay Advisors, L.P.; Marlborough Capital Advisors, L.P.; Westpeak Investment Advisors, L.P.; Draycott Partners, Ltd.; TNE Investment Services, L.P.; New England Investment Associates, Inc.; Harris Associates; and an affiliate, Capital Growth Management Limited Partnership. These affiliates in the aggregate are investment advisors or managers to 42 other registered investment companies.


Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Pursuant to the Investment Management Contract, the Manager receives from the Fund a fee equal to .30% per annum of the Fund's average daily net assets for managing the Fund's investment portfolio and performing related services.

Pursuant to the Administrative Services Contract for the Fund, the Manager performs clerical, accounting supervision and office service functions for the Fund and provides the Fund with the personnel to (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent, (ii) prepare reports to and filings with regulatory authorities and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager or its affiliates. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives a fee equal to .21% per annum of the Fund's average daily net assets. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares. (See "Distribution and Service Plan" herein.) In addition, Reich & Tang Distributors L.P., the Distributor, receives a servicing fee equal to .20% per annum of the average daily net assets of the shares of the Fund under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly.

DESCRIPTION OF COMMON STOCK


The Fund was incorporated in Maryland on July 24, 1990. The authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional investment portfolio. Shares of all series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, distribution, liquidation and voting rights within the series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder. As of January 31, 1996, the amount of shares owned by all officers and directors as a group was less than 1% of the outstanding shares of the Fund.


Vista Select shares have been created for the primary purpose of providing a New Jersey tax-free money market fund product for investors who purchase shares directly from VBDS, through dealers with whom VBDS has entered into agreements for this purpose (see "Investments Through Participating Organizations" herein) with whom they have accounts, or who acquire Vista Select shares through the exchange of shares of certain other investment companies as hereinafter described. Vista Select shares are identical to other shares of the Fund, which are offered pursuant to a separate prospectus, with respect to investment objectives and yield, but differ with respect to certain other matters. For example, shareholders who hold other shares of the Fund may not participate in the exchange privilege described herein and have different arrangements for redemptions by check.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. Fund Business Day means weekdays (Monday through Friday) except customary business holidays and Good Friday. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than within 60 days after the end of the Fund's fiscal year. All dividends and distributions of capital gains are automatically invested in additional Fund shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.

HOW TO PURCHASE AND REDEEM SHARES

Investors may invest in Vista Select shares through VBDS or through dealers with whom VBDS has entered into agreements for this purpose as described herein and those who have accounts with Participating Organizations may invest in the Vista Select shares through their Participating Organizations in accordance with the procedures established by the Participating Organizations. (See "Investments Through Participating Organizations" herein.) The minimum initial investment in the Vista Select shares is $2,500. Initial investments may be made in any amount in excess of the applicable minimums. The minimum amount for subsequent investments is $100.

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a charge for either sales or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent, which accepts orders for purchases and redemptions from Participating Organizations, VBDS, and from dealers with whom VBDS has entered into agreements for this purpose.

In order to maximize earnings on its portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Accordingly, the Fund does not accept a subscription or invest an investor's payment in portfolio securities until the payment has been converted into Federal Funds.

Shares will be issued as of the first determination of the Fund's net asset value per share made after acceptance of the investor's order at the net asset value per share first determined after receipt of the order. Shares begin accruing income dividends on the day they are purchased. The Fund reserves the right to reject any subscription for its shares. Certificates for Fund shares will not be issued to an investor.

Shares are issued as of 12 noon, New York City time, on any Fund Business Day on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 12 noon. Orders accompanied by Federal Funds and received after 12 noon, New York City time, on a Fund Business Day will not result in share issuance until the following Fund Business Day. Fund shares begin accruing income on the day the shares are issued to an investor.

There is no redemption charge, no minimum period of investment, no minimum amount for a redemption and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.

The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund.

Redemption requests received by the Fund's transfer agent before 12 noon, New York City time, on any Fund Business Day become effective at 12 noon that day. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective. A redemption request received after 12 noon, New York City time, on any Fund Business Day becomes effective on the next Fund Business Day.

The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in the shareholder's or his Participating Organization's account after a withdrawal is less than $500. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed. During the notice period any shareholder who receives such a notice may (without regard to the normal $100 requirement for an additional investment) make a purchase of additional shares to increase the total net asset value at least to the minimum amount and thereby avoid such mandatory redemption.

For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization, and the Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. During the notice period a shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase the total net asset value to at least $500.

The redemption of shares may result in the investor's receipt of more or less than is paid for the shares and, thus, in a taxable gain or loss to the investor.

Initial Purchase of Vista Select Shares

Investors may obtain a current prospectus and the order form necessary to open an account by telephoning the Vista Service Center at 1-800-34-VISTA.

Mail

To purchase shares of the Vista Select shares send a check made payable to "Vista Select Shares of New Jersey Daily Municipal Income Fund, Inc." along with a completed subscription order form to:

     New Jersey Daily Municipal Income Fund, Inc.
     P.O. Box 419392
     Kansas City, Missouri 64141-6392

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member bank of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds and to be invested in Fund shares. An investor's subscription will not be accepted until the Fund receives Federal Funds.

Bank Wire

To purchase shares of the Vista Select shares using the wire system for transmittal of money among banks, investors should first telephone the Fund at 1-800-34-VISTA to obtain a new account number. The investor should then instruct a member commercial bank to wire the money immediately to:

     Investors Fiduciary Trust Company
     ABA #1010-0362-1
     VISTA MUTUAL FUNDS
     DDA #751-1-629
     For New Jersey Daily Municipal Income
       Fund, Inc.
     Account of___________________________
     Fund Account #_______________________
     SS#/Tax ID#__________________________

The investor should then promptly complete and mail the subscription order form. Investors planning to wire funds should instruct their bank early in the day so the wire transfer can be accomplished before 12 noon, New York City time, on that same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 12 noon, New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Personal Delivery

Deliver a check made payable to "Vista Select Shares of New Jersey Daily Municipal Income Fund, Inc." to:

     Vista Mutual Funds
     127 W. 10th Street - 8th Floor
     Kansas City,  Missouri  64105

Subsequent Purchases of Shares

Subsequent purchases can be made either by bank wire or by personal delivery, as indicated above, or by mailing a check to:

     Vista Mutual Funds
     P.O. Box 419392
     Kansas City,  Missouri  64141-6392

There is a $100 minimum for each subsequent purchase. All payments should clearly indicate the shareholder's account number. Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may re-open an account without filing a new subscription order form at any time during the year the
shareholder's   account  is  closed  or  during  the  following  calendar  year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share following receipt by the Fund's transfer agent of the redemption order (and any supporting documentation which it may require). Normally, payment for redeemed shares is made on the same Fund Business Day after the redemption is effected, provided the redemption request is received prior to 12 noon, New York City time and on the next Fund Business Day if the redemption request is received after 12 noon, New York City time. However, redemption payments will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur 15 days after investment.

A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

     Vista Mutual Funds
     P.O. Box 419392
     Kansas City,  Missouri 64141-6392

Normally the redemption proceeds are paid by check mailed to the shareholder of record.

Checks

By making the appropriate election on their subscription form, shareholders may request a supply of checks which may be used to effect redemptions. The checks, which will be issued in the shareholder's name, are drawn on a special account maintained by the Fund with the Fund's agent bank. Checks may be drawn in any amount of $500 or more. When a check is presented to the Fund's agent bank for payment, it instructs the transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Fund shares purchased by check may not be redeemed by check until the check has cleared, which could take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Fund. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future, if the Board of Directors determines that doing so is in the best interests of the Fund and its shareholders.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. The Fund's agent bank will not honor checks which are in amounts exceeding the value of the shareholder's account at the time the check is presented for payment. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. In addition, the Fund reserves the right to charge the shareholder's account a fee up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or impose additional fees following notification to the Fund's shareholders.

Investors wishing to avail themselves of this method of redemption should elect it on their subscription order form. Individuals and joint tenants are not required to furnish any supporting documentation. Corporations and other entities making this election, however, are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund's normal practices. Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option. As soon as the authorization forms are filed in good order with the Fund's agent bank, it will provide the shareholder with a supply of checks. This checking service may be terminated or modified at any time or to impose additional fees following notification to the Fund's shareholders.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option. The proceeds of a telephone redemption may be sent to the shareholders at their address or, to their bank accounts, both as set forth in the subscription order form or in a subsequent written authorization. However, all telephone redemption instructions in excess of $25,000 will be wired directly to such previously designated bank account, for the protection of shareholders. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions.

A shareholder making a telephone withdrawal should call the Fund at 1-800-34-VISTA and state (i) the name of the shareholder appearing on the Fund's records, (ii) the shareholder's account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder's designated bank account or address, (v) the name of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, provided the redemption request is received before 12 noon, New York City time and on the next Fund Business Day if the redemption request is received after 12 noon, New York City time and on the next Fund Business Day of the redemption request is received after 12 noon, New York City time. The Fund reserves the right to terminate or modify the telephone redemption service in whole or in part at any time and will notify shareholders accordingly.

Exchange Privilege

Shareholders of the Vista Select shares may exchange at relative net asset value for Vista Shares of the Vista U.S. Government Money Market Fund, the Vista Tax Free Money Market Fund, the Vista New York Tax Free Money Market Fund and the Vista Select shares of any Reich & Tang Asset Management L.P. sponsored fund and may exchange at relative net asset value plus any applicable sales charges, the Vista Select shares of the Fund for the shares of the non-money market Vista Mutual Funds, in accordance with the terms of the then-current prospectus of the fund being acquired. The prospectus of the Vista Mutual Fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference. With respect to exchanges into a fund which charges a front-end sales charge, such sales charge will not be applicable if the shareholder previously acquired his Vista Select shares by exchange from such fund. Under the exchange privilege, Vista Select shares may be exchanged for shares of other funds only if those funds are registered in the states where the exchange may legally be made. In addition, the account registration for the Vista Mutual Funds into which Vista Select shares are being exchanged must be identical to that of the account registration for the Fund from which shares are being redeemed. Any such exchange may create a gain or loss to be recognized for Federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either Fund up to five business days if the Fund determined that it would be disadvantaged by an immediate transfer of the proceeds. (This privilege may be amended or terminated at any time following 60 days' written notice.) Arrangements have been made for the acceptance of instructions by telephone to exchange shares if certain preauthorizations or indemnifications are accepted and on file. Further information is available from the Transfer Agent.

Specified Amount Automatic Withdrawal Plan

Shareholders who own $10,000 or more shares of the Fund may elect to withdraw shares and receive payment from the Fund of a specified amount of $100 or more automatically on a monthly or quarterly basis in an amount approved and confirmed by the Manager. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value so that the designated payment is received on approximately the first or fifteenth day of the month following the end of the selected payment period. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment. The election to receive automatic withdrawal payments may be made at the time of the original subscription by so indicating on the subscription order form. The election may also be made, changed or terminated at any later time by the participant. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder, but the Fund does not expect that there will be any realizable capital gains.

Investments Through Participating Organizations

Participant Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Fund. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased. No certificates are issued with respect to investments in the Fund.

Participating Organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Vista Select shares for the customers' accounts. Also, Participating Organizations may send their customers periodic account statements showing the total number of Vista Select shares owned by each customer as of the statement closing date, purchases and redemptions of Vista Select shares by each customer during the period covered by the statement and the income earned by Vista Select shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Vista Select shares).

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to Participant Investors by the Participating Organizations. In addition, Participating

Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Vista Select shares may be
purchased   and   redeemed   through   the   Participating   Organization.

The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. However, it is the Fund management's position that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Manager for providing such services. However, this is an unsettled area of the law and if a determination contrary to the Fund management's position is made by a bank regulatory agency or court concerning shareholder servicing and administration payments to banks from the Manager, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the name of the customers at no cost to the Fund or its shareholders. In addition, state securities laws may differ on this issue from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as underwriters, distributors or dealers pursuant to state law.

In the case of qualified Participating Organizations, orders received by the transfer agent before 12 noon, New York City time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day provided that the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 p.m., New York City time, on that day. Orders for which Federal Funds are received after 4:00 p.m., New York City time, will not result in share issuance until the following Fund Business Day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

DISTRIBUTION AND SERVICE PLAN


Pursuant to Rule 12b-1 under the 1940 Act, the Securities and Exchange Commission has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund's Board of Directors has adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and Reich & Tang Distributors L.P. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement.


Reich & Tang Asset Management, Inc. serves as the sole general partner for both Reich & Tang Asset Management L.P. and Reich & Tang Distributors L.P., and Reich & Tang Asset Management L.P. serves as the sole limited partner of the Distributor.

Under the Shareholder Servicing Agreement, the Distributor receives a service fee equal to .20% per annum of the Fund's average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholders services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for payments to participating organizations with respect to their provision of such services to their clients or customers who are shareholders of the Fund.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholding Servicing Fee and past profits, for the purposes enumerated in (i) above. The Manager and Distributor may make payments to Participating Organizations for providing certain of such services up to a maximum of (on an annualized basis) .40% of the average daily net asset value of the Fund serviced through the Participating Organizations. Moreover, the Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

The Plan and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Manager and Distributor in carrying out their obligations under the Shareholder Servicing Agreement and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.


For the fiscal year ended October 31, 1995, the total amount spent pursuant to the Plan was .40 % of the average daily net assets of the Fund, all of which was paid by the Manager (which may be deemed an indirect payment by the Fund).


FEDERAL INCOME TAXES

The Fund has elected to qualify under the Code as a regulated investment company that distributes "exempt-interest dividends" as defined in the Code. The Fund's policy is to distribute as dividends each year 100% (and in no event less than 90%) of its tax-exempt interest income, net of certain deductions, and its investment company taxable income (if any). If distributions are made in this manner, dividends derived from the interest earned on Municipal Obligations are "exempt-interest dividends" and are not subject to regular Federal income tax, although as described below, such "exempt-interest dividends" may be subject to Federal alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any realized short-term capital gains (whether from tax-exempt or taxable obligations) are taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares of the Fund. The Fund does not expect to realize long-term capital gains, and thus, does not contemplate distributing "capital gain dividends" or have undistributed capital gain income within the meaning of the Code. The Fund informs shareholders of the amount and nature of its income and gains in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. For Social Security recipients, interest on tax-exempt bonds, including tax-exempt interest dividends paid by the Fund, is to be added to adjusted gross income for purposes of computing the amount of Social Security benefits includible in gross income. Interest on certain "private activity bonds" (generally, a bond issue in which more than 10% of the proceeds are used for a non-governmental trade or business and which meets the private security or payment test, or bond issue which meets the private loan financing test) issued after August 7, 1986 will constitute an item of tax preference subject to the individual alternative minimum tax and P.L. 103-66 increases the alternative minimum tax rate. Further, corporations will be required to include in alternative minimum taxable income, 75% of the amount by which its adjusted current earnings (including generally, tax-exempt interest) exceeds its alternative minimum taxable income (determined without this item). In certain cases Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a tax on "passive investment income", including tax-exempt interest.

With respect to variable rate demand instruments, including participation certificates therein, the Fund is relying on the opinion of Battle Fowler LLP, counsel to the Fund, that it will be treated for Federal income tax purposes as the owner thereof and that the interest on the underlying Municipal Obligations will be tax-exempt to the Fund. Counsel has pointed out that the Internal Revenue Service has announced that it will not ordinarily issue advance rulings on the question of the ownership of securities or participation interests therein subject to a put and could reach a conclusion different from that reached by counsel.

In South Carolina v. Baker, the U.S. Supreme Court held that the Federal government may constitutionally require states to register bonds they issue and may subject the interest on such bonds to Federal tax if not registered, and the Court further held that there is no constitutional prohibition against the Federal Government's taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the Federal government to regulate and control bonds such as the Municipal Obligations and to tax such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Municipal Obligations in accordance with Section 103 of the Code.

NEW JERSEY INCOME TAXES

The designation of all or a portion of a dividend paid by the Fund as an "exempt-interest dividend" under the Code does not necessarily result in the exemption of such amount from tax under the laws of any state or local taxing authority.

The Fund intends to be a "qualified investment fund" within the meaning of the New Jersey gross income tax. The primary criteria for constituting a "qualified investment fund" are that (1) such fund is an investment company registered with the Securities and Exchange Commission which, for the calendar year in which the distribution is paid, has no investments other than interest bearing obligations, obligations issued at a discount, cash and cash items, including receivables and financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto and (2) at the close of each quarter of the taxable year, such fund has not less than 80% of the aggregate principal amount of all of its investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey Municipal Obligations, Territorial Municipal Obligations and certain other specified securities. Additionally, a qualified investment fund must comply with certain continuing reporting requirements. In the opinion of Sills Cummis Zuckerman Radin Tischman Epstein & Gross, P.A., special New Jersey tax counsel to the Fund, assuming that the Fund constitutes a qualified investment fund and that the Fund complies with the reporting obligations under New Jersey law with respect to qualified investment funds, (a) distributions paid by the Fund to a New Jersey resident individual shareholder will not be subject to the New Jersey gross income tax to the extent that the distributions are attributable to income received as interest on or gain from New Jersey Municipal Obligations or Territorial Municipal Obligations, and (b) gain from the sale of shares in the Fund by a New Jersey resident individual shareholder will not be subject to the New Jersey gross income tax. Shareholders are urged to consult with their tax advisors the treatment of distributions from the Fund and ownership of shares of the Fund in their own states and localities.

GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on July 24, 1990 and it is registered with the Securities and Exchange Commission as a non-diversified, open-end management investment company.

The Fund prepares semi-annual unaudited and annual audited reports which include a list of investment securities held by the Fund and which are sent to shareholders.


As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-Laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of revised investment advisory contracts with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders or shares entitled to cast not less than 25% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act including the removal of Fund director(s) and communication among shareholders, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of the shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such a meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's registration statement filed with the Securities and Exchange Commission, including the exhibits thereto. The Registration Statement and the exhibits thereto may be examined at the
Commission and copies thereof may be obtained upon payment of certain duplicating fees.


NET ASSET VALUE

The net asset value of the Fund's shares is determined as of 12 noon, New York City time, on each Fund Business Day. It is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding.


The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, except that if fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold. The Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 is custodian for the Fund's cash and securities. Investors Financial Services Company, 811 Main Street, Kansas City, Missouri 64105, is the transfer agent and dividend agent for the Vista Select shares of the Fund. The Fund's custodian and transfer agents do not assist in, and are not responsible for, investment decisions involving assets of the Fund.

         TABLE OF CONTENTS


Table of Fees and Expenses....................2
Selected Financial Information................2
Introduction..................................3
Investment Objectives,
  Policies and Risks Considerations...........4
New Jersey Risk Factors.......................8        VISTA SELECT
Management of the Fund........................10       SHARES OF
Description of Common Stock...................12       NEW JERSEY
Dividends and Distributions...................12       DAILY
How to Purchase and Redeem Shares.............12       MUNICIPAL
  Initial Purchases of Shares.................14       INCOME
  Subsequent Purchases of Shares..............14       FUND, INC.
  Redemption of Shares........................15
  Exchange Privilege..........................16
  Specific Amount Automatic
    Withdrawal Plan...........................17        PROSPECTUS
  Investment Through
    Participating Organizations...............17       MARCH 1, 1996
Distribution and Service Plan.................18
Federal Income Taxes..........................19
New Jersey Income Taxes.......................20
General Information ..........................21
Net Asset Value...............................21
Custodian and Transfer Agent..................21

--------------------------------------------------------------------------------

NEW JERSEY
DAILY MUNICIPAL                         600 Fifth Avenue, New York, NY 10020
INCOME FUND, INC.                       (212) 830-5220

================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 1996

            Relating to New Jersey Daily Municipal Income Fund, Inc., Evergreen Shares of New Jersey Daily Municipal Income Fund, Inc.,
                                     and the
         Vista Select Shares of New Jersey Daily Municipal Income Fund, Inc.
                        Prospectuses dated March 1, 1996

This Statement of Additional Information, although not in itself a Prospectus, expands upon and supplements the information contained in the current Prospectus of New Jersey Daily Municipal Income Fund, Inc., Vista Select Shares of New Jersey Daily Municipal Income Fund, Inc., and Evergreen Shares of New Jersey Daily Municipal Income Fund, Inc. (collectively, the "Fund"), dated March 1, 1996 and should be read in conjunction with the respective Prospectus. The respective Prospectus may be obtained from any Participating Organization or by writing or calling the Fund.

If you wish to invest in Evergreen Shares of New Jersey Daily Municipal Income Fund, Inc. you should obtain a separate prospectus by writing to State Street Bank and Trust Company, Po.O. Box 9021, Boston, Massachusetts 02205-9827 or by calling (800)807-2940.

If you wish to invest in Vista Select Shares of New Jersey Daily Municipal Income Fund, Inc. you should obtain a separate prospectus by writing to Vista Service Center, P.O. Box 419392, Kansas City, Missouri 64141-6392 or by calling
(800)34-VISTA.


This Statement of Additional Information is incorporated by reference into the respective Prospectuses in its entirety.


                                Table of Contents

Investment Objectives,                                      Yield Quotations..........................................14
    Policies and Risks..............................2       Manager...................................................14
Description of Municipal Obligations................3       Expense Limitation........................................15
    Variable Rate Demand Instruments                        Management of the Fund....................................16
         and Participation Certificates.............5            Compensation Table...................................18
    When-Issued Securities..........................7            Counsel and Auditors.................................18
    Stand-by Commitments............................7       Distribution and Service Plan.............................18
Taxable Securities..................................8       Description of Common Stock...............................19
    Repurchase Agreements...........................8       Federal Income Taxes......................................20
New Jersey Risk Factors.............................8       New Jersey Income Taxes...................................21
Investment Restrictions.............................12      Custodian and Transfer Agent..............................21
Portfolio Transactions..............................13      Description of Ratings....................................23
How to Purchase and Redeem Shares...................13      Taxable Equivalent Yield Table............................24
Net Asset Value.....................................12      Financial Statements......................................25

INVESTMENT OBJECTIVES, POLICIES AND RISKS

As stated in the Prospectus, the Fund is a non-diversified, open-end management investment company that is a short-term, tax-exempt money market Fund. The Fund's investment objectives are to seek as high a level of current income, exempt from regular Federal income tax and, to the extent possible, the New Jersey gross income tax (the "New Jersey Income Tax"), as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal. No assurance can be given that these objectives will be achieved. The following discussion expands upon the description of the Fund's investment objectives and policies in the Prospectus.

The Fund's assets will be invested primarily in high quality debt obligations issued by or on behalf of the State of New Jersey, other states, territories and possessions of the United States and their authorities, agencies, instrumentality's and political subdivisions, the interest on which is, in the opinion of bond counsel to the issuer at the date of issuance, currently exempt from regular Federal income taxation ("Municipal Obligations") and in participation certificates (which, in the opinion of Battle Fowler LLP, counsel to the Fund, cause the Fund to be treated as the owner of the underlying Municipal Obligations) in Municipal Obligations purchased from banks, insurance companies or other financial institutions. Dividends paid by the Fund which are "exempt-interest dividends" by virtue of being properly designated by the Fund as derived from Municipal Obligations and participation certificates in Municipal Obligations will be exempt from regular Federal income tax provided the Fund complies with Section 852(b)(5) of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Municipal Obligations to regular Federal income taxation, existing law excludes such interest from regular Federal income tax. However, "exempt-interest dividends" may be subject to the Federal alternative minimum tax.

Securities, the interest income on which may be subject to the Federal alternative minimum tax (including participation certificates in such securities, together with securities), may be purchased by the Fund without limit. Securities, the interest income on which is subject to regular Federal, state and local income tax, will not exceed 20% of the value of the Fund's total assets. (See "Federal Income Taxes" herein.) Exempt-interest dividends paid by the Fund that are correctly identified by the Fund as derived from obligations issued by or on behalf of the State of New Jersey or any New Jersey local government, or their instrumentality's, authorities or districts ("New Jersey Municipal Obligations") will be exempt from the New Jersey Income Tax. Exempt-interest dividends correctly identified by the Fund as derived from obligations of Puerto Rico and the Virgin Islands, as well as any other types of obligations that New Jersey is prohibited from taxing under the Constitution, the laws of the United States of America or the New Jersey Constitution ("Territorial Municipal Obligations"), also should be exempt from New Jersey Income Tax provided the Fund complies with New Jersey laws. (See "New Jersey Income Taxes" herein.) To the extent that suitable New Jersey Municipal Obligations are not available for investment by the Fund, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities, the dividends on which will be designated by the Fund as derived from interest income which will be, in the opinion of bond counsel to the issuer at the date of issuance, exempt from regular Federal income tax but will be subject to the New Jersey Income Tax. Except as a temporary defensive measure during periods of adverse market conditions as determined by the Manager, the Fund will invest at least 65% of its assets in New Jersey Municipal Obligations, although the exact amount of the Fund's assets invested in such securities will vary from time to time. The Fund seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less and to value its investment portfolio at amortized cost and maintain a net asset value at a $1.00 per share. There can be no assurance that this value will be maintained. The Fund may hold uninvested cash reserves pending investment. The Fund's investments may include "when-issued" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

Although the Fund will attempt to invest 100% of its assets in Municipal Obligations and in participation certificates in Municipal Obligations, the Fund reserves the right to invest up to 20% of the value of its total assets in securities, the interest income on which is subject to regular Federal, state and local income tax. The Fund will invest more than 25% of its assets in participation certificates purchased from banks in industrial revenue bonds and other New Jersey Municipal Obligations. In view of this "concentration" in bank participation certificates in New Jersey Municipal Obligations, an investment in Fund shares should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Demand Instruments and Participation Certificates" herein.) The investment objectives of the Fund described in this paragraph may not be changed unless approved by the holders of a majority of the outstanding shares of the Fund that would be affected by such a change. As used herein, the term "majority of the outstanding shares" of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may only purchase Municipal Obligations that have been determined by the Fund's Board of Directors to present minimal credit risks and that are Eligible Securities at the time of acquisition. The term Eligible Securities means (i) Municipal Obligations with remaining maturities of 397 days or less and rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or in such categories by the only NRSRO that has rated the Municipal Obligations (collectively, the "Requisite NRSROs") (acquisition in the latter situation must also be ratified by the Board of Directors); (ii) Municipal Obligations with remaining maturities of 397 days or less but that at the time of issuance were long-term securities (i.e., with maturities greater than 366 days) and whose issuer has received from the Requisite NRSROs a rating with respect to comparable short-term debt in the two highest short-term rating categories and (iii) unrated Municipal Obligations determined by the Fund's Board of Directors to be of comparable quality. Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as an Eligible Security, does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the two highest long-term categories. A determination of comparability by the Board of Directors is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the Municipal Obligations or participation certificates. (See "Variable Rate Demand Instruments and Participation Certificates" herein.) While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). The two highest ratings by S&P and Moody's are "AAA" and "AA" by S&P in the case of long-term bonds and notes, or "Aaa" and "Aa" by Moody's in the case of bonds; "SP-1" and "SP-2" by S&P or "MIG-1" and "MIG-2" by Moody's in the case of notes; "A-1" and "A-2" by S&P or "Prime-1" and "Prime-2" by Moody's, in the case of tax-exempt commercial paper. The highest rating in the case of variable and floating demand notes is "VMIG-1" by Moody's and "SP-1/AA" by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments. The Fund's Board of Directors has determined that Municipal Obligations which are backed by the credit of the Federal Government (the interest on which is not exempt from Federal income taxation) will be considered to have a rating equivalent to Moody's "Aaa". (See "Description of Ratings" herein.)

All investments by the Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Fund portfolio (on a dollar-weighted basis) will be 90 days or less. The maturities of variable rate demand instruments held in the Fund's portfolio will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days or less. As a non-diversified investment company, the Fund is not subject to any statutory restriction under the Investment Company Act of 1940 (the "1940 Act") with respect to investing its assets in one or relatively few issuers. This non-diversification may present greater risks than in the case of a diversified company. However, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. Therefore the Fund will be restricted in that at the close of each quarter of the taxable year, at least 50% of the value of its total assets must be represented by cash, government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. In addition, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities of one issuer other than government securities. The limitations described in this paragraph regarding qualification as a "regulated investment company" are not fundamental policies and may be revised to the extent applicable Federal income tax requirements are revised. (See "Federal Income Taxes" herein.)

DESCRIPTION OF MUNICIPAL OBLIGATIONS

As used in the Prospectus, "Municipal Obligations" include the following as well as "Variable Rate Demand Instruments and Participation Certificates" herein.

(1) Municipal Bonds with remaining maturities of 397 days or less that are Eligible Securities at the time of acquisition.

     Municipal Bonds are debt obligations of states, cities, counties, municipalities and municipal agencies (all of which are generally referred to as "municipalities") which generally have a maturity at the time of issue of one year or more and which are issued to raise Funds for various public purposes such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for institutions and facilities.

     The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and other governmental units. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

     In addition, certain kinds of "private activity bonds" are issued by public authorities to provide Funding for various privately operated industrial facilities (hereinafter referred to as "industrial revenue bonds" or "IRBs"). Interest on the IRBs is generally exempt, with certain exceptions, from regular Federal income tax pursuant to Section 103(a) of the Code, provided the issuer and corporate obligor thereof continue to meet certain conditions. (See "Federal Income Taxes" herein.) IRBs are, in most cases, revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The payment of the principal and interest on IRBs usually depends solely on the ability of the user of the facilities financed by the bonds or the other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. If there is no established secondary market for the IRBs, the IRBs or the participation certificates in IRBs purchased by the Fund will be supported by letters of credit, guarantees or insurance that meet the definition of Eligible Securities at the time of acquisition stated herein and provide the demand feature which may be exercised by the Fund at any time to provide liquidity. Shareholders should note that the Fund may invest in IRBs acquired in transactions involving a Participating Organization. In accordance with Investment Restriction 6 (herein), the Fund is permitted to invest up to 10% of the portfolio in high quality, short-term Municipal Obligations (including IRBs) meeting the definition of Eligible Securities at the time of acquisition that may not be readily marketable or have a liquidity feature.

(2) Municipal Notes with remaining maturities of 397 days or less that are Eligible Securities at the time of acquisition. The principal kinds of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. Project notes are issued by local agencies and are guaranteed by the United States Department of Housing and Urban Development. Project notes are also secured by the full faith and credit of the United States. The Fund's investments may be concentrated in Municipal Notes of New Jersey issuers.

(3) Municipal Commercial Paper that is an Eligible Security at the time of acquisition. Issues of Municipal Commercial Paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

(4) Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal Leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase Municipal Leases subject to a non-appropriation clause where the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, a guarantee, insurance or other comparable undertaking of an approved financial institution. These types of municipal leases may be considered illiquid and subject to the 15% limitation of investments in illiquid securities set forth under "Investment Restrictions" contained herein. The Board of Directors may adopt guidelines and delegate to the Manager the daily function of determining and monitoring the liquidity of municipal leases. In making such determination, the Board and the Manager may consider such factors as the frequency of trades for the obligation, the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers. If the Board determines that any municipal leases are illiquid, such lease will be subject to the 15% limitation on investments in illiquid securities.

(5) Any other Federal income tax-exempt, and to the extent possible, New Jersey income tax-exempt obligations issued by or on behalf of states and municipal governments and their authorities, agencies, instrumentalities and political subdivisions, whose inclusion in the Fund would be consistent with the Fund's "Investment Objectives, Policies and Risks" and permissible under Rule 2a-7 under the 1940 Act.

Subsequent to this purchase by the Fund, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Directors of the Fund shall reassess promptly whether the Municipal Obligation presents minimal credit risks and shall cause the Fund to take such action as the Board of Directors determines is in the best interest of the Fund and its shareholders. However, reassessment is not required if the Municipal Obligation is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Manager's actions.

In addition, in the event that a Municipal Obligation (1) is in default, (2) ceases to be an Eligible Security or (3) there is a determination that it no longer presents minimal credit risks, the Fund will dispose of the Municipal Obligation absent a determination by the Fund's Board of Directors that disposal of the Municipal Obligation would not be in the best interests of the Fund. In the event that the Municipal Obligation is disposed of it shall be disposed of as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature or otherwise. In the event of a default with respect to a Municipal Obligation which immediately before default accounted for 1/2 of 1% or more of the Fund's total assets, the Fund shall promptly notify the Securities and Exchange Commission of such fact and of the actions that the Fund intends to take in response to the situation. Certain municipal obligations issued by instrumentalities of the United States Government are not backed by the full faith and credit of the United States Treasury but only by the creditworthiness of the instrumentality. The Fund's Board of Directors has determined that any municipal obligation that depends directly, or indirectly through a government insurance program or other guarantee, on the full faith and credit of the United States Government will be considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are Eligible Securities or where the obligations are not freely transferable, the Fund will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance or other comparable undertaking of an approved financial institution that would qualify the investment as an Eligible Security.

Variable Rate Demand Instruments and Participation Certificates

Variable rate demand instruments that the Fund will purchase are tax-exempt Municipal Obligations that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

The variable rate demand instruments in which the Fund may invest are payable on not more than thirty calendar days' notice and may be exercised at any time or at specified intervals not exceeding 397 days depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to 397 days and the adjustments are based upon the "prime rate"* of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. A fund utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act may only purchase variable rate demand instruments if (i) the instrument is subject to an unconditional demand feature, exercisable by the Fund in the event of a default in the payment of principal or interest on the underlying securities, that is an Eligible Security, or (ii) the instrument is not subject to an unconditional demand feature but does qualify as an Eligible Security and has a long-term rating by the Requisite NRSROs in one of the two highest rating categories, or if unrated, is determined to be of comparable quality by the Fund's Board of Directors. The Fund's Board of Directors may determine that an unrated variable rate demand instrument meets the Fund's quality criteria if it is backed by a letter of credit or guarantee or is insured by an insurer that meets the quality criteria for the Fund stated herein or on the basis of a credit evaluation of the underlying obligor. If an instrument is ever not deemed to be an Eligible Security, the Fund either will sell it in the market or exercise the demand feature.

The variable rate demand instruments that the Fund may invest in include participation certificates purchased by the Fund from banks, insurance companies or other financial institutions in fixed or variable rate, tax-exempt Municipal Obligations (expected to be concentrated in IRBs) owned by such institutions or affiliated organizations. The Fund will not purchase participation certificates in fixed rate tax-exempt Municipal Obligations without obtaining an opinion of counsel that the Fund will be treated as the owner thereof for Federal income tax purposes. A participation certificate gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation and provides the demand repurchase feature described below. Where the institution issuing the participation does not meet the Fund's eligibility criteria, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agency of the issuing bank with respect to the possible repurchase of the certificate of participation) or insurance policy of an insurance company that the Board of Directors of the Fund has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and, where applicable, draw
--------------------------------------------------------------------------------
* Prime rate is generally the rate charged by a bank to its most creditworthy customers for short-term loans. The prime rate of a particular bank may differ from other banks and will be the rate announced by each bank on a particular day. Changes in the prime rate may occur with great requency and generally become effective on the date announced.

on the letter of credit or insurance after no more than thirty days' notice either at anytime or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Fund intends to exercise the demand only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to make redemptions of Fund shares, or (3) to maintain a high quality investment portfolio. The institutions issuing the participation certificates will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. With respect to insurance, the Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Fund subject to the expense limitation (see "Expense Limitation" herein). The Manager has been instructed by the Fund's Board of Directors to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Fund, including the participation certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Fund may subscribe. Although these instruments may be sold by the Fund, the Fund intends to hold them until maturity, except under the circumstances stated above (see "Federal Income Taxes" herein).

In view of the "concentration" of the Fund in bank participation certificates in New Jersey Municipal Obligations, which may be secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital Funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and The to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit. The Fund may invest 25% or more of the net assets of any portfolio in securities that are related in such a way that an economic, business or political development of change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interests rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The portfolio may contain variable maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Additionally, the portfolio may contain variable rate demand participation certificates in fixed rate Municipal Obligations. The fixed rate of interest on these Municipal Obligations will be a ceiling on the variable rate of the participation certificate. In the event that interest rates increased so that the variable rate exceeded the fixed rate on the Municipal Obligations, the Municipal Obligations could no longer be valued at par and may cause the Fund to take corrective action, including the elimination of the instruments from the portfolio. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rates", or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Because of the variable rate nature of the instruments, the Fund's yield will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods where prevailing interest rates have increased, the Fund's yield will increase and its shareholders will have reduced risk of capital depreciation.

For purposes of determining whether a variable rate demand instrument held by the Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Fund is entitled to receive payment of the principal amount of the instrument of (2) the period remaining until the instrument's next interest rate adjustment. The maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Fund's dollar-weighted average portfolio maturity. If a variable rate demand instrument ceases to be an Eligible Security, it will be sold in the market or through exercise of the repurchase demand feature to the issuer.

When-Issued Securities

New issues of certain Municipal Obligations frequently are offered on a when-issued basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although delivery and payment of the Municipal Obligations normally take place within 45 days after the date of the Fund's commitment to purchase. Although the Fund will only make commitments to purchase when-issued Municipal Obligations with the intention of actually acquiring them, the Fund may sell these securities before the settlement date if deemed advisable by the Manager.

Municipal Obligations purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in value (both generally changing in the same way, that is, both experiencing appreciation when interest rates decline and depreciation when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing Municipal Obligations on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. A separate account of the Fund consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established at the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market or fair value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. On the settlement date of the when-issued securities, the Fund will meet its obligations from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from Federal Income Tax.

Stand-by Commitments

When the Fund purchases Municipal Obligations it may also acquire stand-by commitments from banks and other financial institutions with respect to such Municipal Obligations. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price with same day settlement. A stand-by commitment is the equivalent of a "put" option acquired by the Fund with respect to a particular Municipal Obligation held in its portfolio.

The amount payable to the Fund upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus an amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation.

The Fund's right to exercise a stand-by commitment would be unconditional and unqualified. A stand-by commitment would not be transferable by the Fund, although it could sell the underlying Municipal Obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio would not exceed 1/2 of 1% of the value of the Fund's total assets calculated immediately after each stand-by commitment was acquired.

The Fund would enter into stand-by commitments only with banks and other financial institutions that, in the Manager's opinion, present minimal credit risks and, where the issuer of the Municipal Obligation does not meet the eligibility criteria, only where the issuer of the stand-by commitment has received a rating or if not rated, presents a minimal risk of default as determined by the Board of Directors. The Fund's reliance upon the credit of those banks the broker-dealers would be supported by the value of the underlying Municipal Obligations held by the Fund that were subject to the commitment.

The Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The purpose of this practice is to permit the Fund to be fully invested in securities the interest on which is exempt from Federal income taxes while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the stand-by commitment.

The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Municipal Obligations which will continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. In those cases in which the Fund paid directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment is held by the Fund. Stand-by commitments would not affect the dollar-weighted average maturity of the Fund's portfolio. The maturity of a security subject to a stand-by commitment is longer than the stand-by repurchase date.

The stand-by commitments that the Fund may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Fund, and that the maturity of the underlying security will generally be different from that of the commitment.

In addition, the Fund may apply to the Internal Revenue Service for a ruling, or seek from its counsel an opinion, that interest on Municipal Obligations subject to stand-by commitments will be exempt from Federal income taxation (see "Federal Income Taxes" herein). In the absence of a favorable tax ruling or opinion of counsel, the Fund will not engage in the purchase of securities subject to stand-by commitments.

TAXABLE SECURITIES

Although the Fund will attempt to invest 100% of its net assets in tax-exempt Municipal Obligations, the Fund may invest up to 20% of the value of its total assets in securities of the kind described below, the interest income on which is subject to regular Federal income tax, under any one or more of the following circumstances: (a) pending investment of proceeds of sales of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, the Fund may temporarily invest more than 20% in such taxable securities when, in the opinion of the Manager, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The kinds of taxable securities in which the Fund may invest are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the United States government or its agencies, instrumentalities or authorities; (2) commercial paper meeting the definition of Eligible Securities at the time of acquisition;
(3) certificates of deposit of domestic banks with assets of $1 billion or more; and (4) repurchase agreements with respect to any Municipal Obligations or other securities which the Fund is permitted to own. (See "Federal Income Taxes" herein.)

Repurchase Agreements

The Fund may invest in instruments subject to repurchase agreements with securities dealers or member banks of the Federal Reserve System. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuation during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the Act. All repurchase agreements entered into by the Fund shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian shall have possession of the collateral, which the Fund's Board believes will give it a valid, perfected security interest in the collateral. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Fund's Board believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. It is expected that repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Fund. The Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 15% of the Fund's net assets. (See Investment Restriction Number 6 herein.) Repurchase agreements are subject to the same risks described herein for stand-by commitments.

NEW JERSEY RISK FACTORS

This summary is included for the purpose of providing a general description of the credit and financial condition of the State of New Jersey.

State Finance

New Jersey's principal manufacturing industries produce chemicals, pharmaceuticals, electrical goods, machinery, instrumentation, plastics, printing and publishing. Other economic activities include insurance, tourism, petroleum refining and truck farming.


After enjoying an extraordinary boom during the mid-1980's, New Jersey as well as the rest of the Northeast slipped into a slowdown well before the onset of the national recession which officially began in July 1990 (according to the National Bureau of Economic Research). As a result of the recession, New Jersey experienced declines in its construction and manufacturing sectors and overall increases in the rates of unemployment. In the wake of the continued expansion of the national economy which began in late 1993, New Jersey's economy has experienced a protracted recovery that in 1994 began to generate internal momentum due to increases in employment and income levels. Although employment growth in New Jersey has occurred in a variety of employment sectors, business services and trade sectors have been the greatest generators of employment growth in New Jersey while manufacturing jobs continued to trend downward albeit at a more moderate pace. Other evidence of New Jersey's improving economy can be found in increased home-building above the depressed levels of 1990 through 1992 and rising consumer spending.

The largest part of the total financial operations of the State is accounted for in the General Fund, which is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made. New Jersey's Constitution and budget and appropriations system require a balanced budget. Pursuant to the State Constitution, no money may be drawn from the State Treasury except for appropriations made by law. In addition, all monies for the support of State purposes must be provided for in one general appropriation law covering one and the same fiscal year. The State's current Fiscal Year ends June 30, 1996.

The budget for Fiscal Year 1996 became effective June 30, 1994. The Fiscal Year 1995 budget produced a Fund Balance in the General Fund of approximately $563.0 million at the end of Fiscal Year 1995.

The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State. State tax revenues and certain other fees are pledged to meet the principal and interest payments required to fully pay the debt. No general obligation debt can be issued by the State without prior voter approval.

The State made appropriations for principal and interest payments for general obligation bonds for Fiscal Years 1992, 1993, 1994 and 1995 in the amounts of $410.6 million, $444.3 million, $119.9 million and $103.6 million, respectively. For Fiscal Year 1996, the State has made appropriations of $466.3 million for principal and interest payments for general obligation bonds.

The aggregate outstanding general obligation bonded indebtedness of the State as of June 30, 1994 was $3.59 billion.

On November 1, 1994, the State issued an additional $59 million of its general refunding obligation bonds. S&P, Moody's and Fitch Investors Service, Inc.
("Fitch") have given these bonds the ratings of "AA+", "Aa1" and "AA+", respectively. There is no assurance that such ratings will continue for any given period of time or that either rating will not be suspended, lowered or withdrawn entirely by S&P, Moody's or Fitch if, in the judgment of S&P, Moody's or Fitch, circumstances so warrant. Any explanation of the significance of the ratings may be obtained only from S&P, Moody's and Fitch.

Aside from its general obligation bonds, the State's "moral obligation" backs certain obligations issued by the Higher Education Assistance Authority, the New Jersey Housing and Mortgage Finance Agency and the South Jersey Port Corporation (the "Corporation"). As of June 30, 1994, there was outstanding in excess of $737.91 million of moral obligation bonded indebtedness issued by such entities, for which the maximum annual debt service was over $63.47 million as of such date. In addition, the State guarantees the payments of obligations of the New Jersey Sports and Exposition Authority and has incurred other obligations on a "subject to appropriation basis." The total of these obligations, including the "moral obligation" debt is approximately $3.91 billion.


At any given time, there are various numbers of claims and cases pending against the State, State Agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the Tort Claims Act. The State does not formally estimate its reserves representing potential exposure for these claims and cases. An independent study estimated an aggregate potential exposure of $50 million for claims pending, as of January 1, 1982. It is estimated that were a similar study made of claims currently pending, the amount of such estimated exposure would be somewhat higher. The State is unable to estimate its exposure for these claims. New Jersey is involved in a number of lawsuits in which adverse decisions could materially affect revenue or expenditures. Such cases include challenges to the State's funding mechanism for school districts within the State, challenges to the method by which the State shares with county governments the costs for care and housing of the developmentally disabled, challenges to the State's methodology of setting hospital rates and challenges to tax payments made to the State's Spill Compensation Fund.

Municipal Finance

New Jersey's local finance system is regulated by various statutes designed to assure that all local governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the State Department of Community Affairs.

Counties and Municipalities

The Local Budget Law imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be independently audited by a registered municipal accountant. The Division reviews all municipal and county annual budgets prior to adoption. The Director is empowered to require changes for compliance with law as a condition of approval; to disapprove budgets not in accordance with law; and to prepare the budget of a local unit if the local unit is unwilling to prepare a budget in accordance with law. This process insures that every municipality and county annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for principal of and interest on indebtedness falling due in the fiscal year, deferred charges and other statutory expenditure requirements.

The Local Government Cap Law (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either 5% or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds 5%, the Cap Law permits the governing body of any municipality or county to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage rate is less than 5%, the Cap Law also permits the governing body of any municipality or county to approve the use of a higher percentage rate up to 5%. Certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are municipal and county appropriations to pay debt service requirements; to comply with other State or Federal mandates enacted after the effective date of the Cap Law; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections. The Cap Law was re-enacted in 1990 with amendments and made a permanent part of the Municipal Finance System.

State law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within three months of the end of the fiscal year (six months in the case of the counties) in which issued. No local unit is permitted to issue bonds for the payment of current expenses. Local units may not issue bonds to pay outstanding obligations, except for refunding purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the three year average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit. Authorized net capital debt is limited to 3.5% of the equalized valuation basis in the case of municipalities and 2% of the equalized valuation basis in the case of counties. The debt limit of a county or municipality, with certain exceptions, may be exceeded only with the approval of the Local Finance Board.

Chapter 75 of the Pamphlet Laws of 1991, signed into law on March 28, 1991, requires certain municipalities and permits all other municipalities to adopt the State fiscal year in place of the existing calendar fiscal year. Municipalities that change fiscal years must adopt a six month transition budget for January to June. Since expenditures would be expected to exceed revenues primarily because state aid for the calendar year would not be received by the municipality until after the end of the transition year budget, the Act authorizes the issuance of Fiscal Year Adjustment Bonds to fund the one time deficit for the six month transition budget. The Act provides that the deficit in the six month transition budget may be funded initially with bond anticipation notes based on the estimated deficit in the six month transition. Notes issued in anticipation of Fiscal Year Adjustment Bonds, including renewals, can only be issued for up to one year unless the Local Finance Board permits the municipality to renew them for a further period. The Local Finance Board must confirm the actual deficit experienced by the municipality. The municipality then may issue Fiscal Year Adjustment Bonds to finance the deficit on a permanent basis. The purpose of the Act is to assist municipalities that are heavily dependent on state aid and that have had to issue tax anticipation notes to fund operating cash flow deficits each year. While the Act does not authorize counties to change their fiscal years, it does provide that counties with cash flow deficits may issue Fiscal Year Adjustment Bonds as well.

School Districts

New Jersey's school districts operate under the same comprehensive review and regulation as do its counties and municipalities. Certain exceptions and differences are provided, but the State supervision of school finance closely parallels that of local governments. The State Department of Education has been empowered with the necessary and effective authority in extreme cases to take over the operation of local school districts which cannot or will not correct severe and complex educational deficiencies.

School Budgets

In each school district having a Board of School Estimate, the Board of School Estimate examines the budget request and fixes the appropriation amounts for the next year's operating budget after a public hearing. This board, whose composition is fixed by statute, certifies the budget to the municipal governing bodies and to the local board of education. If the local board of education disagrees, it must appeal to the State Commissioner of Education (the "Commissioner") to request changes.

In each school district without a Board of School Estimate, the elected board of education develops the budget proposal and, after public hearing, submits to the voters of such district for approval. Previously authorized debt service is not subject to referendum in the annual budget process. If approved, the budget goes into effect. If defeated, the governing body of each municipality in the school district has approximately 20 days to determine the amount necessary to be appropriated for each item appearing in such budget. Should the governing body fail to certify any amount determined by them to be necessary for any item rejected at the election, the board of education of such district may appeal the action to the Commissioner.

School District Bonds

School district bonds and temporary notes are issued in conformity with the School Bond Law. Schools are subject to debt limits and to State regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district, but may be as high as 4% of the average equalized valuation basis of the constituent municipality. In certain cases involving school districts in cities with populations exceeding 100,000, the debt limit is 8% of the average equalized valuation basis of the constituent municipality, and in cities with population in excess of 80,000 the debt limit is 6% of the aforesaid average equalized valuation.

School District Lease Purchase Financings

In 1982, school districts were given an alternative to the traditional method of bond financing capital improvements pursuant to the Lease Purchase Law. The Lease Purchase Law permits school districts to acquire a site and school buildings through a lease purchase agreement with a private lessor corporation. The lease purchase agreement does not require voter approval. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required to be included in the annual current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. Lease purchase agreements in excess of five years require the approval of the Commissioner and the Local Finance Board.

Local Financing Authorities

The Local Authorities Fiscal Control Law provides for state supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the State Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by counties or municipalities, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, sewer, street lighting, etc.).

Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director of the Division of Local Government Services. The Local Finance Board exercises approval power over the creation of new authorities and special districts as well as their dissolution. The Local Finance Board also reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a municipality or county and an authority or special district. The Director reviews and approves annual budgets of authorities and special districts.

The Fund believes the information summarized above describes some of the more significant aspects relating to the Fund. The sources of such information are the official statements of issuers located in New Jersey as well as other publicly available documents. While the Sponsors have not independently verified this information, they have no reason to believe that such information is not correct in all material respects.

INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment restrictions which apply to all portfolios and which may not be changed unless approved by a majority of the outstanding shares of each series of the Fund's shares that would be affected by such a change. The Fund may not:

(1) Make portfolio investments other than as described under "Investment Objectives, Policies and Risks" or any other form of Federal tax-exempt investment which meets the Fund's high quality criteria, as determined by the Board of Directors.
(2) Borrow Money. This restriction shall not apply to borrowing from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any investments. Interest paid on borrowings will reduce net income.
(3) Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets and only to secure borrowings for temporary or emergency purposes.
(4) Sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options, except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth under "Investment Objectives, Policies and Risks."
(5) Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
(6) Purchase securities subject to restrictions on disposition under the Securities Act of 1933 ("restricted securities"), except the Fund may purchase variable rate demand instruments which contain a demand feature. The Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with securities that are not readily marketable held by the Fund exceed 15% of the Fund's net assets.
(7) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests in real estate.
(8) Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, as described under "Investment Objectives, Policies and Risks."
(9) Purchase more than 10% of all outstanding voting securities of any one issuer or invest in companies for the purpose of exercising control.
(10) Invest more than 25% of its assets in the securities of "issuers" in any single industry, provided that the Fund may invest more than 25% of its assets in bank participation certificates and there shall be no limitation on the purchase of those tax-exempt municipal obligations and other obligations issued or guaranteed by the United States government, its agencies or instrumentalities. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is based only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of an industrial revenue bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. With respect to 75% of the total amortized cost value of the Fund's assets, not more than 5% of the Fund's assets may be invested in securities that are subject to underlying puts from the same institution, and no single bank shall issue its letter of credit and no single financial institution shall issue a credit enhancement covering more than 5% of the total assets of the Fund. However, if the puts are exercisable by the Fund in the event of default on payment of principal and interest on the underlying security, then the Fund may invest up to 10% of its assets in securities underlying puts issued or guaranteed by the same institution; additionally, a single bank can issue its letter of credit or a single financial institution can issue a credit enhancement covering up to 10% of the Fund's assets, where the puts offer the Fund such default protection.
(11) Invest in securities of other investment companies, except the Fund may purchase unit investment trust securities where such unit trusts meet the Investment Objectives of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets.
(12) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

PORTFOLIO TRANSACTIONS

The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund has paid no brokerage commissions since its formation. Any transaction for which the Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. The Fund purchases participation certificates in variable rate Municipal Obligations with a demand feature from banks or other financial institutions at a negotiated yield to the Fund based on the applicable interest rate adjustment index for the security. The interest received by the Fund is net of fee charged by the issuing institution for servicing the underlying obligation and issuing the participation certificate, letter of credit, guarantee or insurance and providing the demand repurchase feature.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. No preference in purchasing portfolio securities will be given to banks or dealers that are Participating Organizations.

Investment decisions for the Fund will be made independently from those for any other investment companies or accounts that may be or become managed by the Manager or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Manager are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

No portfolio transactions are executed with the Manager or its affiliates acting as principal. In addition, the Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from the Manager or its affiliates.

HOW TO PURCHASE AND REDEEM SHARES

The material relating to the purchase and redemption of shares in the respective Prospectuses is herein incorporated by reference.

NET ASSET VALUE

The Fund does not determine net asset value per share on the following holidays:
New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The net asset value of the Fund's shares is determined as of 12 noon, New York City time, on each Fund Business Day. It is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding.

The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, except that if fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

The Fund's Board of Directors has established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from the Fund's $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Fund's Board of Directors determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. The Fund has also established procedures to ensure compliance with the requirement that portfolio securities are Eligible Securities (see "Investment Objectives, Policies and Risks" herein).

YIELD QUOTATIONS

The Fund calculates a seven-day yield quotation using a standard method prescribed by the rules of the Securities and Exchange Commission. Under that method, the Fund's yield figure, which is based on a chosen seven-day period, is computed as follows: the Fund's return for the seven-day period (which is obtained by dividing the net change in the value of a hypothetical account having a balance of one share at the beginning of the period by the value of such account at the beginning of the period (expected to always be $1.00) is multiplied by (365/7) with the resulting annualized figure carried to the nearest hundredth of one percent). For purposes of the foregoing computation, the determination of the net change in account value during the seven-day period reflects (i) dividends declared on the original share and on any additional shares, including the value of any additional shares purchased with dividends paid on the original share, and (ii) fees charged to all shareholder accounts. Realized capital gains or losses and unrealized appreciation or depreciation of the Fund's portfolio securities are not included in the computation. Therefore annualized yields may be different from effective yields quoted for the same period.

The Fund's "effective yield" is obtained by adjusting its "current yield" to give effect to the compounding nature of the Fund's portfolio, as follows: the unannualized base return is compounded and brought out to the nearest one hundredth of one percent by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1)365/7-1.

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day. The Fund's yield for any given period is not an indication, or representation by the Fund, of future yields or rates of return on the Fund's shares, and may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time. Investors who purchase the Fund's shares directly may realize a higher yield than Participant Investors because they will not be subject to any fees or charges that may be imposed by Participating Organizations.

The Fund may from time to time advertise its tax equivalent yield. The tax equivalent yield is computed based upon a 30-day (or one month) period ended on the date of the most recent balance sheet included herein, computed by dividing that portion of the yield of the Fund (as computed pursuant to the formulae previously discussed) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent yield for the Fund may also fluctuate daily and does not provide a basis for determining future yields.

The Fund may from time to time advertise a taxable equivalent yield table which shows the yield that an investor would need to receive from a taxable investment in order to equal a tax-free yield from the Fund. See the "Taxable Equivalent Yield Table" herein. The Fund's yield for the seven-day period ending January 31, 1996 was 2.56% which is equivalent to an effective yield of 2.59%.

MANAGER

The Investment Manager for the Fund is Reich & Tang Asset Management L.P., a Delaware limited partnership with principal offices at 600 Fifth Avenue, New York, New York 10020 (the "Manager"). The Manager was at January 31, 1996 manager, adviser or supervisor with respect to assets aggregating approximately $8.7 billion. The Manager acts as manager or administrator of fifteen other investment companies and also advises pension trusts, profit sharing trusts and endowments.

New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of a 99.5% interest in the newly created limited partnership, Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the general partner and owner of the remaining .5% interest of the Manager. Reich & Tang Asset Management L.P. has succeeded NEICLP as the Manager of the Fund.

New England Investment Companies, Inc. ("NEIC"), an affiliate of New England Mutual Life Insurance Company ("The New England"), serves as the sole general partner of NEICLP. NEIC is a wholly-owned subsidiary of The New England which may be deemed a "controlling person" of the Manager. NEIC is a holding company offering a broad array of investment styles across a wide range of asset categories through ten investment advisory/management affiliates and two distribution subsidiaries. These include, in addition to the Manager, Loomis, Sayles & Company, L.P., Copley Real Estate Advisors, Inc., Westpeak Investment Advisors, L.P. Draycott Partners, Ltd., TNE Investment Services, L.P., New England Investment Services L.P., Harris Associates, and an affiliate, Capital Growth

Management Limited Partnership. These affiliates in the aggregate are investment advisors or managers of 42 other registered investment companies.

Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. The Investment Management Contract was approved by a majority of the Fund's shareholders at the meeting held on August 12, 1993.

The Investment Management Contract was approved by the Board of Directors, including a majority of directors who are not interested persons (as defined in the Act), of the Fund or the Manager, effective September 15, 1993. The re-execution of the Investment Management Contract was approved by the Board of Directors, including a majority of the directors who are not interested persons of the Fund of the Manager, effective October 1, 1994. The Investment Management Contract has a term which extends to August 31, 1996, and may be continued in force thereafter for successive twelve-month periods beginning each September 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by its Board of Directors, and in either case by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting for the purpose of voting on such matter.

The Manager provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors or officers of Reich & Tang Asset Management, Inc., the sole general partner of the Manager, or employees of the Manager or its affiliates.

The Investment Management Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of Directors, or by the Manager on sixty days' written notice, and will automatically terminate in the event of its assignment. The Investment Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

Pursuant to the Administrative Service Contract with the Fund, the Manager performs clerical, accounting, office service and related functions for the Fund and provides the Fund with personnel to (i) supervise the performance of accounting and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping or recordkeeping agent, (ii) prepare reports to and filings with regulatory authorities and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager, of its affiliates or of other organizations.

For its services under the Investment Management Contract, the Manager receives from the Fund a fee equal to .30% per annum of the Fund's average daily net assets for managing the Fund's investment portfolio and performing related services. The fees are accrued daily and paid monthly. Any portion of the total fees received by the Manager may be used by the Manager to provide shareholder and administrative services (see "Distribution and Service Plan" herein).

For the Fund's fiscal year ended October 31, 1995, the fee payable to the Manager under the Investment Management Contract was $355,223, none of which was waived. The Fund's net assets at the close of business on October 31, 1995 totaled $130,127,560. For the Fund's fiscal year ended October 31, 1994, the fee payable to the Manager under the Investment Management Contract was $290,271, none of which was waived. The Fund's net assets at the close of business on October 31, 1994 totaled $105,929,259. For the Fund's fiscal year ended October 31, 1993, the fee payable to the Manager under the Investment Management Contract was $392,820, $114,820 of which was waived. The Fund's net assets at the close of business on October 31, 1993 totaled $78,347,126. The Manager may waive its rights to any portion of the management fee and may use any portion of the management fee for purposes of shareholder and administrative services and distribution of the Fund's shares.

Expense Limitation

The Manager has agreed to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments are made to it on a monthly basis. Subject to the obligations of the Manager to reimburse the Fund for its excess expenses as described above, the Fund has, under the Investment Management Contract, confirmed its obligation for payment of all its other expenses, including taxes, brokerage fees and commissions, commitment fees, certain insurance premiums, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent's fees, telecommunications expenses, auditing and legal expenses, costs of forming the corporation and maintaining corporate existence, compensation of directors, officers and employees of the Fund and costs of other personnel performing services for the Fund who are not officers of the Manager or its affiliates, costs of investor services, shareholders' reports and corporate meetings, Securities and Exchange Commission registration fees and expenses, state securities laws registration fees and expenses, expenses of preparing and printing the Fund's prospectus for delivery to existing shareholders and of printing application forms for shareholder accounts, and the fees payable to the Distributor under the Shareholder Servicing Agreement, Administrative Services and the Distribution Agreement and all other costs borne by the Fund pursuant to the Distribution and Service Plan.

The Fund may from time to time hire its own employees or contract to have management services performed by third parties (including Participating Organizations) as discussed herein, and the management of the Fund intends to do so whenever it appears advantageous to the Fund. The Fund's expenses for employees and for such services are among the expenses subject to the expense limitation described above.

MANAGEMENT OF THE FUND

The Directors and Officers of the Fund and their principal occupations during the past five years are set forth below. Mr. Steven W. Duff may be deemed an "interested person" of the Fund, as defined in the 1940 Act, on the basis of his affiliation with Reich & Tang Asset Management L.P. Unless otherwise specified, the address of the following persons is 600 Fifth Avenue, New York, New York 10020.

Steven W. Duff, 42 - President and a Director of the Fund, is President of the Mutual Funds division of the Manager. Mr. Duff was formerly Director of Mutual Fund Administration of Nationsbank with which he was associated with from 1981 to 1994. Mr. Duff is also President and a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc. and Short Term Income Fund, Inc., President and Trustee of Florida Daily Municipal Income Fund, Institutional Daily Income Fund and Pennsylvania Daily Municipal Income Fund; President of Reich & Tang Government Securities Trust, President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc., Executive Vice President of Reich & Tang Equity Fund, Inc.

Dr. W. Giles Mellon, 65 - Director of the Fund, is Professor of Business Administration and Area Chairman of Economics in the Graduate School of Management, Rutgers University with which he has been associated since 1966. His address is Rutgers University Graduate School of Management, 92 New Street, Newark, New Jersey 07102. Dr. Mellon is also a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Reich & Tang Equity Fund, Inc. and Short Term Income Fund, Inc., and a Trustee of Reich &
Tang Government Securities Trust, Florida Daily Municipal Income Fund, Institutional Daily Income Fund and Pennsylvania Daily Municipal Income Fund.

Dr. Yung Wong, 57 - Director of the Fund, was Director of Shaw Investment Management (UK) Limited from 1994 to October 1995 and formerly General Partner of Abacus Limited Partnership (a general partner of a venture capital investment firm) from 1984 to 1994. His address is 29 Alden Road, Greenwich, Connecticut 06831. Dr. Wong is a Director of Republic Telecom Systems Corporation (provider of telecommunications equipment) since January 1989, and of TelWatch, Inc. (provider of network management software) since August 1989. Dr. Wong is also a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc., and a Trustee of Eclipse Financial Asset Trust, Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Pennsylvania Daily Municipal Income Fund and Reich & Tang Government Securities Trust.

Robert Straniere, 54 - Director of the Fund, has been a member of the New York State Assembly and a partner with the Straniere Law Firm since 1981. His address is 182 Rose Avenue, Staten Island, New York 10306. Mr. Straniere is also a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., LifeCycle Funds, Inc., Michigan Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Reich & Tang Equity Fund, Inc., and Short Term Income Fund, Inc. and a Trustee of Reich & Tang Government Securities Trust, Florida Daily Municipal Income Fund, Institutional Daily Income Fund and Pennsylvania Daily Municipal Income Fund.

Lesley M. Jones, 47 - Vice President of the Fund, is Senior Vice President of the Mutual Funds division of the Manager since September 1993. Ms. Jones was formerly Senior Vice President of Reich & Tang, Inc. which she was associated with from April 1973 to September 1993. Ms. Jones is also a Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania

Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Reich & Tang Government Securities Trust and Short Term Income Fund, Inc.

Bernadette N. Finn, 48 - Secretary of the Fund, is Vice President of the Mutual Funds division of the Manager since September 1993. Ms. Finn was formerly Vice President of Reich & Tang, Inc. which she was associated with from September 1970 to September 1993. Ms. Finn is also Secretary of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Tax Exempt Proceeds Fund, Inc. and a Vice President and Secretary of Delafield Fund, Inc., Institutional Daily Income Fund, Reich & Tang Government Securities Trust, Reich & Tang Equity Fund, Inc. and Short Term Income Fund, Inc.

Molly Flewharty, 45 - Vice President of the Fund, is Vice President of the Mutual Funds division of the Manager since September 1993. Ms. Flewharty was formerly Vice President of Reich & Tang, Inc. which she was associated with from December 1977 to September 1993. Ms. Flewharty is also Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Reich & Tang Government Securities Trust and Short Term Income Fund, Inc.

Dana E. Messina, 39 - Vice President of the Fund, is Executive Vice President of the Mutual Funds division of the Manager since January 1995 and was Vice President from September 1993 to January 1995. Ms. Messina was formerly Vice President of Reich & Tang, Inc. which she was associated with from December 1980 to September 1993. Ms. Messina is also Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Reich & Tang Government Securities Trust, Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

Richard De Sanctis, 39 - Treasurer of the Fund, is Vice President and Treasurer of the Manager since September 1993. Mr. De Sanctis was formerly controller of Reich & Tang, Inc., with which he has been associated since January 1991. Mr. De Sanctis was formerly Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. since 1989. He is also Treasurer of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Reich & Tang Government Securities Trust, Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc., and is Vice President and Treasurer of Cortland Trust, Inc.

The Fund paid an aggregate remuneration of $6,000 to its directors with respect to the period ended October 31, 1995, all of which consisted of aggregate directors' fees paid to the three disinterested directors, pursuant to the terms of the Investment Management Contract (see "Manager" herein). See compensation table below.

                                                        COMPENSATION TABLE
             (1)                     (2)                      (3)                      (4)                        (5)

                            Aggregate Compensation   Pension or Retirement                              Total Compensation from
       Name of Person,       from Registrant for      Benefits Accrued as        Estimated Annual      Fund and Fund Complex Paid
           Position              Fiscal Year         Part of Fund Expenses   Benefits upon Retirement        to Directors*

    W. Giles Mellon,              $2,000.00                    0                        0                  $51,500 (14 Funds)
    Director

    Robert Straniere,             $2,000.00                    0                        0
    Director                                                                                               $51,500 (14 Funds)

    Yung Wong,                    $2,000.00                    0                        0                  $51,500 (14 Funds)
    Director

* The total  compensation  paid to such persons by the Fund and Fund Complex for the fiscal year ending  October 31, 1995 (and,  with respect to certain of the funds in the Fund Complex,  estimated to be paid during the fiscal year ending
  October  31,  1995).  The  parenthetical   number  represents  the  number  of
  investment  companies  (including  the Fund) from which such  person  receives compensation  that are  considered  part of the same Fund complex as the Fund, because, among other things, they have a common investment advisor.


Counsel and Auditors

Legal matters in connection with the issuance of shares of stock of the Fund are passed upon by Messrs. Battle Fowler LLP, 75 East 55th Street, New York, New York 10020. Matters in connection with New Jersey law are passed upon by Sills Cummis Zuckerman Radin Tischman Epstein & Gross, P.A., The Legal Center, One Riverfront Plaza, Newark, New Jersey 07102. McGladrey & Pullen LLP, 555 Fifth Avenue, New York, New York 10017, independent certified public accountants, have been selected as auditors for the Fund.

DISTRIBUTION AND SERVICE PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Securities and Exchange Commission has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund's Board of Directors has adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement with Reich & Tang Distributors L.P., (the "Distributor").

Reich & Tang Asset Management, Inc. serves as the sole general partner for both Reich & Tang Asset Management L.P. and Reich & Tang Distributors L.P., and Reich & Tang Asset Management, Inc. serves as the sole limited partner of the Distributor.

Under the Plan, the Fund and the Distributor will enter into a Shareholding Servicing Agreement, with respect to the Fund's shares.

For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% per annum of the Fund's average daily net assets (the "Shareholder Servicing Fee"). The fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for purposes of distribution of Fund shares and for payments to Participating Organizations with respect to servicing their clients or customers who are shareholders of the Fund.

For the Fund's fiscal year ended October 31, 1995, the amount payable to the Distributor under the Distribution and Service Plan and the Shareholder Servicing Agreement adopted thereunder pursuant to Rule 12b-1 under the 1940 Act, totaled $236,815, of which $217,216 was voluntarily waived by the Manager. During the same period, the Manager made total payments under the Plan to or on behalf of Participating Organizations of $477,601. For the Fund's fiscal year ended October 31, 1994, the amount payable to the Distributor under the Distribution and Service Plan and the Shareholder Servicing Agreement adopted thereunder pursuant to Rule 12b-1 under the Act, totaled $193,514, of which $189,468 was voluntarily waived by the Manager. During the same period, the Manager made total payments under the Plan to or on behalf of Participating Organizations of $361,597. The excess of such payments over the total payments the Manager and the Distributor received from the Fund under the Plan represents distribution expenses funded by the Manager from its own resources including the management fee.


Under the Distribution Agreement, the Distributor for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

The Plan and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by the Participating Organizations and Manager in carrying out their obligations under the Shareholder Servicing Agreement and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts, brochures and other promotional materials and of delivering the prospectuses and materials to prospective shareholders of the Fund.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Manager has entered into written agreements for performing shareholder servicing and related administrative functions on behalf of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's shares; (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors; (iv) and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee and past profits for the purposes enumerated in (i) above. The Distributor, in its sole discretion, will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.

In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into between either the Fund or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Fund's Board of Directors. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made.

The Plan provides that it may continue in effect for successive annual periods provided it is approved by the shareholders or by the Board of Directors, including a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan or in the agreements related to the Plan. The Board of Directors initially approved the Plan on October 19, 1990 and most recently approved the Plan on July 15, 1994 to be effective until August 31, 1995. The Plan further provides that it may not be amended to increase materially the costs which may be spent by the Fund for distribution pursuant to the Plan without shareholder approval, and the other material amendments must be approved by the directors in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the disinterested directors of the Fund or the Fund's shareholders.

DESCRIPTION OF COMMON STOCK


The authorized capital stock of the Fund, which was incorporated on July 24, 1990 in Maryland, consists of twenty billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the shares into separate series of stock, one for each of the portfolios that may be created. Each share of any series of shares when issued will have equal dividend, distribution and liquidation rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the unaffected series. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder. On January 31, 1996, there were 151,029,606 shares of the Fund outstanding. As of January 31, 1996, the amount of shares owned by all officers and directors of the Fund, as a group, was less than 1% of the outstanding shares of the Fund. Set forth below is certain information as to persons who owned 5% or more of the Fund's outstanding shares as of January 31, 1996:

                                                              Nature of
Name and address                        % of Class            Ownership

Fundtech Services L.P.                    75.50%                Record
  as Agent for Various
  Beneficial Owners
600 Fifth Avenue
New York, NY 10020

Investors Fiduciary Trust Company         12.07%                Record
ATTN: Aggie Robinson
210 West 10th Street
Kansas City, MO 64105

Neuberger & Berman                         7.18%                Record
  as Agent for Customers
11 Broadway
New York, NY 10004


Under its Articles of Incorporation the Fund has the right to redeem for cash shares of stock owned by any shareholder to the extent and at such times as the Fund's Board of Directors determines to be necessary or appropriate to prevent an undue concentration of stock ownership which would cause the Fund to become a "personal holding company" for Federal income tax purposes. In this regard, the Fund may also exercise its right to reject purchase orders.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors.

As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-Laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of revised investment advisory contracts with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than 25% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act, including the removal of Fund directors(s) and communication among shareholders, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of the shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such a meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

FEDERAL INCOME TAXES

The Fund has elected to qualify under the Code, as a "regulated investment company" that distributes "exempt-interest dividends". The Fund intends to continue to qualify for regulated investment company status so long as such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code.

The Fund's policy is to distribute as dividends each year 100% and in no event less than 90% of its tax-exempt interest income and other income, net of certain deductions. Exempt-interest dividends, as defined in the Code, are dividends or any part thereof (other than capital gain dividends) paid by the Fund that are attributable to interest on obligations, the interest on which is exempt from regular Federal income tax, and designated by the Fund as exempt-interest dividends in a written notice mailed to the Fund's shareholders not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund during any taxable year that qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends during the year.

Exempt-interest dividends are to be treated by the Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. However, a shareholder is advised to consult his tax advisors with respect to whether exempt-interest dividends retain the exclusion under Section 103 of the Code if such shareholder would be treated as a "substantial user" or "related person" under Section 147(a) of the Code with respect to some or all of the "private activity" bonds (generally, a bond issue in which more than 10% of the proceeds are used in a non-governmental trade or business), if any, held by the Fund. If a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. The Code provides that interest on indebtedness incurred, or continued, to purchase or carry certain tax-exempt securities such as shares of the Fund is not deductible. Therefore, among other consequences, a certain proportion of interest on indebtedness incurred, or continued, to purchase or carry securities on margin may not be deductible during the period an investor holds shares of the Fund. For Social Security recipients, interest on tax-exempt bonds, including exempt-interest dividends paid by the Fund, is to be added to adjusted gross income for purposes of computing the amount of Social Security benefits includible in gross income. The amount of such interest received will have to be disclosed on the shareholders' Federal income tax returns. Taxpayers other than corporations are required to include as an item of tax preference for purposes of the Federal alternative minimum tax all tax-exempt interest on "private activity" bonds (other than Section 501(c)(3) bonds) issued after August 7, 1986. Thus, this provision will apply to the portion of the exempt-interest dividends from the Fund's assets, that are attributable to such post-August 7, 1986 private activity bonds, if any of such bonds are acquired by the Fund. Corporations are required to increase their alternative minimum taxable income by 75% of the amount by which the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds the alternative minimum taxable income (determined without this item). In addition, in certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years are subject to a minimum tax on excess "passive investment income" which includes tax-exempt interest.

Although it is not intended, it is possible that the Fund may realize short-term or long-term capital gains or losses from its portfolio transactions. The Fund may also realize short-term or long-term capital gains upon the maturity or disposition of securities acquired at discounts resulting from market fluctuations. Short-term capital gains will be taxable to shareholders as ordinary income when they are distributed. Any net capital gains (the excess of its net realized long-term capital gain over its net realized short-term capital loss) will be distributed annually to the Fund's shareholders. The Fund will have no tax liability with respect to distributed net capital gains and the distributions will be taxable to shareholders as long-terms capital gains regardless of how long the shareholders have held Fund shares. However, Fund shareholders who at the time of such a net capital gain distribution have not held their Fund shares for more than six months, and who subsequently dispose of those shares at a loss, will be required to treat such loss as a long-term capital loss to the extent of the net capital gain distribution. Distributions of net capital gain will be designated as a "capital gain dividend" in a written notice mailed to the Fund's shareholders not later than 60 days after the close of the Fund's taxable year.

The Fund intends to distribute at least 90% of its investment company taxable income (taxable income subject to certain adjustments exclusive of the excess of its net long-term capital gain over its net short-term capital loss) for each taxable year. The Fund will be subject to Federal income tax on any undistributed investment company taxable income. To the extent such income is distributed it will be taxable to shareholders as ordinary income. Expenses paid or incurred by the Fund will be allocated between tax-exempt and taxable income in the same proportion as the amount of the Fund's tax-exempt income bears to the total of such exempt income and its gross income (excluding from gross income the excess of capital gains over capital losses). If the Fund does not distribute at least 98% of its ordinary income and 98% of its capital gain net income for a taxable year, the Fund will be subject to a nondeductible 4% excise tax on the excess of such amounts over the amounts actually distributed.

If a shareholder fails to provide the Fund with a current taxpayer identification number, the Fund generally is required to withhold 31% of taxable interest, dividend payments, and proceeds from the redemption of shares of the Fund.

Dividends and distributions to shareholders will be treated in the same manner for Federal income tax purposes whether received in cash or reinvested in additional shares of the Fund.

With respect to the variable rate demand instruments, including participation certificates therein, the Fund has obtained and is relying on the opinion of Battle Fowler LLP, counsel to the Fund, that it will be treated for Federal income tax purposes as the owner thereof and the interest on the underlying Municipal Obligations will be tax-exempt to the Fund. Counsel has pointed out that the Internal Revenue Service has announced that it will not ordinarily issue advance rulings on the question of ownership of securities or participation interests therein subject to a put and, as a result, the Internal Revenue Service could reach a conclusion different from that reached by counsel.

From time to time, proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Obligations. If such a proposal were introduced and enacted in the future, the ability of the Fund to pay exempt-interest dividends would be adversely affected and the Fund would re-evaluate its investment objective and policies and consider changes in the structure.

In South Carolina v. Baker, the U.S. Supreme Court held that the Federal government may constitutionally require states to register bonds they issue and may subject the interest on such bonds to Federal tax if not registered, and that there is no constitutional prohibition against the Federal government's taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the Federal government to regulate and control bonds such as the Municipal Obligations and to tax such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Municipal Obligations in accordance with Section 103 of the Code.

NEW JERSEY INCOME TAXES

The designation of all or a portion of a dividend paid by the Fund as an "exempt-interest dividend" under the Code does not necessarily result in the exemption of such amount from tax under the laws of any state or local taxing authority.

The Fund intends to be a "qualified investment fund" within the meaning of the New Jersey gross income tax. The primary criteria for constituting a "qualified investment fund" are that (1) such fund is an investment company registered with the Securities and Exchange Commission which, for the calendar year in which the distribution is paid, has no investments other than interest bearing obligations, obligations issued at a discount, and cash and cash items, including receivables and financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto and (2) at the close of each quarter of the taxable year, such fund has not less than 80% of the aggregate principal amount of all of its investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey Municipal Obligations, Territorial Municipal Obligations and certain other specified securities. Additionally, a qualified investment fund must comply with its reporting obligations under New Jersey law with respect to qualified investment funds. In the opinion of Sills Cummis Zuckerman Radin Tischman Epstein & Gross, P.A., special New Jersey tax counsel to the Fund, assuming that the Fund constitutes a qualified investment fund, (a) distributions paid by the Fund to a New Jersey resident individual shareholder will not be subject to the New Jersey gross income tax to the extent that the distributions are attributable to income received as interest on or gain from New Jersey Municipal Obligations or Territorial Municipal Obligations, and (b) gain from the sale of shares in the Fund by a New Jersey resident individual shareholder will not be subject to the New Jersey gross income tax.

Shareholders are urged to consult their tax advisers with respect to the treatment of distributions from the Fund and ownership of shares of the Fund in their own States and localities.

CUSTODIAN AND TRANSFER AGENTS


Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 is custodian for its cash and securities, and is the transfer agent and dividend agent for the shares of the Fund. Investors Financial Services Company, 811 Main Street, Kansas City, Missouri 64105, is the transfer agent and dividend agent for the Vista Select shares of the Fund. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 is the registrar, transfer agent and dividend disbursing agent for the Evergreen shares of the Fund. The Fund's custodian and transfer agents do not assist in, and are not responsible for, investment decisions involving assets of the Fund.

DESCRIPTION OF RATINGS*

Description of Moody's Investors Service, Inc.'s two highest municipal bond ratings:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Con. (________) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Description of Moody's Investors Service, Inc.'s two highest ratings of state and municipal notes and other short-term loans:

Moody's ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used will be as follows:

MIG-1 - Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of Funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

Description of Standard & Poor's  Corporation's two highest debt ratings:

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or Minus (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk. Standard & Poor's does not provide ratings for state and municipal notes.

Description of Standard & Poor's Corporation's two highest commercial paper ratings:

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Description of Moody's Investors Service, Inc.'s two highest commercial paper ratings:

Moody's employs the following designations, both judged to be investment grade, to indicate the relative repayment capacity of rated issues: Prime-1, highest quality; Prime-2, higher quality.
----------------------
* As described by the rating agencies.

                         TAXABLE EQUIVALENT YIELD TABLE

====================================================================================================================================
                   1. If Your Taxable Income Bracket Is . . .
------------------------------------------------------------------------------------------------------------------------------------
Single    $24,001-        --        $35,001-      $40,001-      $58,151-         --        $ 75,001-    $121,301-    $263,751
Return    $35,000         --        $40,000       $58,150       $75,000          --        $121,300     $263,750     and over
------------------------------------------------------------------------------------------------------------------------------------
Joint     $40,100-     $50,001-     $70,001-      $80,001-      $ 96,901-     $147,701-    $150,001-       --        $263,751
Return    $50,000      $70,000      $80,000       $96,900       $147,700      $150,000     $263,750        --        and over
====================================================================================================================================
                2. Then Your Combined Income Tax Bracket Is . . .
------------------------------------------------------------------------------------------------------------------------------------
Federal
Tax Rate  28.00%       28.00%       28.00%        28.00%        31.00%        31.00%       36.00%       36.00%       39.60%
------------------------------------------------------------------------------------------------------------------------------------
State
Tax Rate   1.750%       2.450%       3.500%        5.525%        5.525%        5.525%       6.370%       6.370%       6.370%
------------------------------------------------------------------------------------------------------------------------------------
Combined
Marginal
Tax Rate  29.26%       29.76%       30.52%        31.98%        34.81%        34.81%       40.08%       40.08%       43.45%
====================================================================================================================================
      3. Now Compare Your Tax Free Income Yields With Taxable Income Yields
------------------------------------------------------------------------------------------------------------------------------------
Tax                                          Equivalent Taxable Investment Yield
Exempt                                        Requires to Match Tax Exempt Yield
Yield
------------------------------------------------------------------------------------------------------------------------------------
2.00%     2.8273%       2.8475%      2.8785%      2.9402%       3.0681%       3.0681%       3.3376%      3.3376%      3.5365%
------------------------------------------------------------------------------------------------------------------------------------
2.50%     3.5341%       3.5594%      3.5982%      3.6753%       3.8351%       3.8351%       4.1720%      4.1720%      4.4207%
------------------------------------------------------------------------------------------------------------------------------------
3.00%     4.2409%       4.2713%      4.3178%      4.4103%       4.6021%       4.6021%       5.0064%      5.0064%      5.3048%
------------------------------------------------------------------------------------------------------------------------------------
3.50%     4.9477%       4.9832%      5.0374%      5.1454%       5.3691%       5.3691%       5.8408%      5.8408%      6.1889%
------------------------------------------------------------------------------------------------------------------------------------
4.00%     5.6545%       5.6951%      5.7571%      5.8805%       6.1361%       6.1361%       6.6752%      6.6752%      7.0731%
------------------------------------------------------------------------------------------------------------------------------------
4.50%     6.3613%       6.4070%      6.4767%      6.6155%       6.9031%       6.9031%       7.5096%      7.5096%      7.9572%
------------------------------------------------------------------------------------------------------------------------------------
5.00%     7.0681%       7.1189%      7.1963%      7.3506%       7.6702%       7.6702%       8.3440%      8.3440%      8.8413%
------------------------------------------------------------------------------------------------------------------------------------
5.50%     7.7750%       7.8307%      7.9159%      8.0856%       8.4372%       8.4372%       9.1784%      9.1784%      9.7255%
------------------------------------------------------------------------------------------------------------------------------------
6.00%     8.4818%       8.5426%      8.6356%      8.8207%       9.2042%       9.2042%      10.0128%     10.0128%     10.6096%
------------------------------------------------------------------------------------------------------------------------------------
6.50%     9.1886%       9.2545%      9.3552%      9.5557%       9.9712%       9.9712%      10.8472%     10.8472%     11.4937%
------------------------------------------------------------------------------------------------------------------------------------
7.00%     9.8954%       9.9664%     10.0748%      10.2908%      10.7382%      10.7382%     11.6816%     11.6816%     12.3779%
------------------------------------------------------------------------------------------------------------------------------------
To use this chart, find the applicable level of taxable income based on your tax filing  status in section one.  Then read down to section two to determine  your combined tax bracket and, in section three, to see the equivalent taxable yields for each of the tax free income yields given.

-------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

===============================================================================

The Board of Directors and Shareholders
New Jersey Daily Municipal Income Fund, Inc.


We have audited the accompanying statement of net assets of New Jersey Daily Municipal Income Fund, Inc. as of October 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the four years in the period then ended and the period from October 26, 1990 (Commencement of Operations) to October 31, 1991. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of New Jersey Daily Municipal Income Fund, Inc. as of October 31, 1995, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladry & Pullen, LLP



New York, New York
November 29, 1995

-------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1995

===============================================================================

                                                                                                             Ratings (a)
                                                                                                          -----------------
     Face                                                            Maturity                 Value                Standard
    Amount                                                             Date     Yield       (Note 1)      Moody's & Poor's
    ------                                                             ----     -----       --------      -------   -------
Other Tax Exempt Investments (19.52%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 2,408,000  Berkeley Heights, NJ BANS (b)                       11/08/96    3.75%     $ 2,409,397
     3,000,000  Essex County, NJ TAN - Series C
                LOC Natwest Bank                                    11/22/95    3.50        3,001,188     MIG-1
     4,000,000  Fort Lee, NJ TAN (b)                                02/02/96    3.46        4,004,325
     2,600,000  Mendham Township, NJ BAN (b)                        10/10/96    3.77        2,606,935
       516,000  Montclair, NJ BAN (b)                               06/28/96    3.79          517,257
       500,000  New Jersey State GO                                 04/01/96    3.63          506,561      Aa1     AA+
       750,000  Pequannock Township, NJ Board of Education
                (Collateralized with U.S. Government Securities)    03/01/96    3.70          774,668      Aaa     AAA
     3,500,000  Southern Regional High School District,
                NJ Board of Education Temporary Notes (b)           11/02/95    4.49        3,500,021
     5,060,000  Trenton, NJ School District Tempory Notes (b)       10/24/96    3.81        5,074,979
     3,000,000  Township of Parsippany-Troy Hills BAN               11/01/96    3.64        3,008,640     MIG-1
    ----------                                                                             ----------
    25,334,000  Total Other Tax Exempt Investments                                         25,403,971
    ----------                                                                             ----------
Other Variable Rate Demand Instruments (c) (68.09%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 1,500,000  Glouchester County, NJ PCFA
                (Monsanto Company Project)                          12/01/22    3.80%     $ 1,500,000      P1      A1
     6,100,000  Mercer County, NJ Improvement Authority
                Pooled Government Loan Program Bond
                LOC Credit Suisse                                   11/01/98    3.60        6,100,000    VMIG-1    A1+
     3,400,000  New Jersey EDA (b)
                (400 International Drive Rockefeller Corporation)
                LOC Morgan Guaranty                                 09/01/05    3.85        3,400,000
     1,050,000  New Jersey EDA Bears - Series G
                LOC First Fidelity Bank                             07/01/03    3.85        1,050,000              A1
     2,300,000  New Jersey EDA Dock Facility Refunding RB
                (Bayonne/IMTT-Bayonne Project)
                LOC First National Bank of Chicago                  12/01/27    3.95        2,300,000    VMIG-1
       200,000  New Jersey EDA Dock Facility Refunding RB
                (Bayonne/IMTT-Bayonne Project) - Series 1993B
                LOC First National Bank of Chicago                  12/01/27    3.90          200,000    VMIG-1
     2,115,000  New Jersey EDA Economic Growth Bonds - Series 1994A
                LOC National Westminster Bank PLC                   08/01/14    3.85        2,115,000      P1      A1+
       850,000  New Jersey EDA Manufacturing Facility RB
                (Commerce Center Project)
                LOC Bank of America                                 08/01/17    4.40          850,000      P1      A1
     2,500,000  New Jersey EDA Natural Gas Facilities RB
                (New Jersey Natural Gas Company) - Series B
                AMBAC Insured                                       07/01/30    3.55        2,500,000    VMIG-1


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1995

===============================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ---------------
      Face                                                                               Maturity           Value         Standard
     Amount                                                                                Date    Yield  (Note 1) Moody's & Poor's
     ------                                                                                ----    -----  -------- -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
     1,500,000  New Jersey EDA Natural Gas Facility RB - Series A
                (New Jersey National Gas Company)
                AMBAC Insured                                                           07/01/30   3.45   1,500,000    AAA     Aaa
     1,000,000  New Jersey EDA School RB
                (Peddie School) - Series 1994B                                          02/01/19   3.95   1,000,000            A1
     3,200,000  New Jersey EDA
                (Hillcrest Health System Inc. Obligated Group Project) - Series 1995
                LOC Industrial Bank of Japan, Ltd.                                      01/01/22   3.70   3,200,000    P1      A1
     1,000,000  New Jersey EDA Variable Rate Demand
                RB Sewage Facility
                LOC PNC Bank                                                            07/01/01   4.15   1,000,000    P1      A1
     2,085,000  New Jersey State EDA
                (Block Drug Corporation) - Series A
                LOC Trust Co. Bank of Atlanta                                           06/01/09   3.95   2,085,000    P1
     1,650,000  New Jersey State EDA
                (Block Drug Corporation) - Series B
                LOC Trust Co. Bank of Atlanta                                           06/01/09   3.95   1,650,000    P1      A1+
     3,250,000  New Jersey State EDA (Campus 130 Associates)
                LOC The Bank of New York                                                12/01/11   4.20   3,250,000    P1      A1
     4,000,000  New Jersey State EDA (Crompton & Knowles)
                LOC ABN AMRO Bank N.V.                                                  07/01/97   3.88   4,000,000    P1      A1+
     2,600,000  New Jersey State EDA (Curtiss-Wright Flight Systems)
                LOC Bank of Nova Scotia                                                 01/01/02   3.65   2,600,000            A1+
     1,791,500  New Jersey State EDA (Hartz & Rex Associates) (b)
                LOC Citibank                                                            01/01/12   4.08   1,791,500
     2,725,000  New Jersey State EDA, (b)
                Industrial & Economic Development (FMC Corp.)
                LOC Wachovia Bank & Trust Co., N.A.                                     06/01/22   3.95   2,725,000
     2,890,000  New Jersey State EDA STPCO II
                LOC Barclays Bank PLC                                                   07/01/06   3.80   2,890,000            A1+
    12,600,000  New Jersey State Turnpike Authority - Series A
                FGIC Insured                                                            01/01/18   3.60  12,600,000  VMIG-1    A1+
       200,000  Pollution Control Finance of Union County New Jersey
                (Exxon Project) - Series 1994                                           07/01/23   3.85     200,000    P1      A1+
       500,000  Pollution Control Finance of Union County New Jersey
                (Exxon Project) - Series 1994                                           07/01/33   3.85     500,000    P1      A1+
     4,400,000  Port Authority of New York &  New Jersey - Series 1                     08/01/28   3.90   4,400,000  VMIG-1    A1+
     7,500,000  Port Authority of New York &  New Jersey - Series 3
                LOC Deutsche Bank A.G.                                                  10/01/14   3.80   7,500,000  VMIG-1    A1+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1995

===============================================================================

                                                                                                            Ratings (a)
                                                                                                        ------------------
     Face                                                            Maturity             Value                  Standard
    Amount                                                             Date    Yield    (Note 1)        Moody's & Poor's
    ------                                                             ----    -----    --------        -------   --------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 1,000,000  Port Authority of New York &  New Jersey
                Special Obligation RB (2nd Installment)
                LOC Deutsche Bank A.G.                              10/01/14   3.80%   $ 1,000,000       VMIG-1    A1+
    14,700,000  Port Authority of New York &  New Jersey
                Versatile & Structure Obligation Series - 3         06/01/20   3.70     14,700,000       VMIG-1    A1+
    ----------                                                                          ----------
    88,606,500  Total Other Variable Rate Demand Instruments                            88,606,500
    ----------                                                                          ----------
Put Bonds (d) (3.38%)
-----------------------------------------------------------------------------------------------------------------------------------
     $ 900,000  Puerto Rico Industrial Medical & Environmental Bond
                LOC Morgan Guaranty                                 12/01/95   3.80%     $ 900,276       VMIG-1
     1,000,000  Puerto Rico Industrial Medical & Environmental Bond
                LOC Morgan Guaranty                                 12/01/95   4.35      1,000,000                 AAA
     2,500,000  Puerto Rico Industrial Medical & Environmental
                PCFA PCRB (Reynolds Metals Corporation)
                LOC ABN AMRO Bank N.V.                              09/01/96   3.96      2,494,938       VMIG-1    A1+
    ----------                                                                          ----------
     4,400,000  Total Put Bonds                                                          4,395,214
    ----------                                                                          ----------
Tax exempt Commercial Paper (11.56%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 3,000,000  New Jersey State EDA Exempt Facility RB
                (Chambers Cogeneration)
                LOC Swiss Bank Corp.                                11/28/95   3.70%   $ 3,000,000       VMIG-1   A1+
     1,000,000  New Jersey State EDA Exempt Facility RB
                (Chambers Cogeneration)
                LOC Swiss Bank Corp.                                12/07/95   3.80      1,000,000       VMIG-1   A1+
     3,000,000  New Jersey State EDA Exempt Facility RB
                (Keystone 1992 Project)
                LOC Union Bank of Switzerland                       11/14/95   3.60      3,000,000       VMIG-1   A1+
       445,000  Port Authority of New York &  New Jersey            11/14/95   3.70        445,000         P1     A1+
     1,500,000  Port Authority of New York &  New Jersey            12/13/95   3.75      1,500,000         P1     A1+
     6,100,000  Puerto Rico Government Development Bank             11/10/95   3.25      6,100,000                A1+
    ----------                                                                          ----------
    15,045,000  Total Tax Exempt Commercial Paper                                       15,045,000
    ----------                                                                          ----------
Variable Rate Demand Instruments - Participations (0.06%)
-----------------------------------------------------------------------------------------------------------------------------------
   $    70,909  Thermwell Products
                LOC Barclays Bank PLC                               07/31/96   5.69%   $    70,909         P1     A1+
    ----------                                                                          -----------
        70,909  Total Variable Rate Demand Instrumnets - Participations                     70,909
    ----------                                                                          -----------
                Total Investments (102.61%)(Cost $133,521,594+)                         133,521,594
                Liabilities in Excess of Cash (-2.61%)                                 (  3,394,034)
                                                                                        -----------
                Net Assets (100.00%), 130,130,432 Shares Outstanding (Note 3)          $130,127,560
                                                                                        ===========
                Net Asset Value, offering and redemption price per share               $       1.00
                                                                                        ===========
              + Aggregate cost for federal income tax purposes is identical.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1995

===============================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted are those of the bank whose letter of credit secures such instruments. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.
(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.
(c) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.
(d)  The maturity date indicated for the put bonds is the next put date.


KEY:
     BAN      =   Bond Anticipation Note                          PCFA     =    Pollution Control Finance Authority

     EDA      =   Economic Development Authority                  PCRB     =    Pollution Control Revenue Bond

     GO       =   General Obligation                              RB       =    Revenue Bond

-------------------------------------------------------------------------------
                       See Notes to Financial Statemnts.

-------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995

===============================================================================

INVESTMENT INCOME
Income:
    Interest................................................................................  $   4,427,669
                                                                                               ------------
Expenses: (Note 2)
    Investment management fee...............................................................        355,223
    Administration fee......................................................................        236,815
    Distribution fee........................................................................        236,815
    Custodian, shareholder servicing and related shareholder expenses.......................        122,878
    Legal, compliance and filing fees.......................................................         52,167
    Audit and accounting....................................................................         40,746
    Amortization of organization expenses...................................................         10,289
    Directors' fees.........................................................................          6,308
    Other...................................................................................          4,054
                                                                                               ------------
      Total expenses........................................................................      1,065,295
Less fees waived (Note 2)...................................................................  (     217,216)
                                                                                               ------------
      Net expenses..........................................................................        848,079
                                                                                               ------------
Net investment income.......................................................................      3,579,590


REALIZED GAIN ON INVESTMENTS

Net realized gain on investments............................................................          1,012
                                                                                               ------------
Increase in net assets from operations......................................................  $   3,580,602
                                                                                               ============


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 1995 AND 1994

===============================================================================

                                                                           1995                   1994
                                                                     ---------------         ---------------


INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income.........................................   $     3,579,590         $     1,950,607
    Net realized gain (loss) on investments.......................             1,012         (         3,614)
                                                                     ---------------         ---------------
    Increase in net assets from operations........................         3,580,602               1,946,993
 Dividends to shareholders from net investment income.............   (     3,579,590)*       (     1,950,607)*
 Capital share transactions (Note 3)..............................        24,197,289              27,585,747
                                                                     ---------------         ---------------
        Total increase............................................        24,198,301              27,582,133

Net assets:
    Beginning of year.............................................       105,929,259              78,347,126
                                                                      --------------         ---------------
    End of year...................................................   $   130,127,560           $ 105,929,259
                                                                      ==============         ===============

*    Designated as exempt-interest dividends for federal income tax purposes.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================

1. Summary of Accounting Policies.

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

    a) Valuation of Securities -

    Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

    b) Federal  Income  Taxes -

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

    c) Dividends and Distributions -

    Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

    d) General -

    Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), at the annual rate of .30% of the Fund's average daily net assets. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the investment management and the shareholder servicing and administration fees, for any fiscal year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the year ended October 31, 1995.

The Manager is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). On August 16, 1995, New England Mutual Life Insurance Company ("The New England"), the owner of NEIC's general partner and a majority owner of the limited partnership interest in NEIC, entered into an agreement to merge with Metropolitan Life Insurance Company ("MetLife"), with MetLife to be the survivor of the merger. The merger is subject to several conditions, including the required approval, by shareholders of the Fund of a proposed new investment advisory agreement, intended to take effect at the time of the merger. The new agreement will be substantially similar to the existing agreement.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

2. Investment   Management   Fees  and  Other   Transactions   with   Affiliates
   (Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended October 31, 1995 the Distributor voluntarily waived shareholder servicing fees of $217,216.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Custodian, shareholder servicing and related shareholder expenses" are fees of $29,607 paid to Fundtech Services L.P., an affiliate of the Manager as servicing agent for the Fund.

3. Capital Stock.

At October 31, 1995, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $130,130,432. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                             Year                         Year
                                                            Ended                        Ended
                                                      October 31, 1995              October 31, 1994
                                                      -----------------            -----------------
Sold........................................               246,436,643                 190,710,019
Issued on reinvestment of dividends.........                 2,746,946                   1,655,365
Redeemed....................................         (     224,986,300)           (    164,779,637)
                                                      ----------------             ---------------
Net increase................................                24,197,289                  27,585,747
                                                      ================             ===============

4. Sales of Securities.

Accumulated undistributed realized losses at October 31, 1995 amounted to $2,872.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, is subject to the credit risk associated with the non-performance of such issuers. Approximately 49% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Selected Financial Information

Reference  is  made  to  page  2  of  the  Prospectus  for  Selected   Financial
Information.

-------------------------------------------------------------------------------

                                     PART C
                                OTHER INFORMATION


ITEM 24. Financial Statements and Exhibits.

(a)  Financial Statements.

     Included in Prospectus Part A:

     (1)  Financial Highlights.

     (2)  Table of Fees and Expenses

Included in Statement of Additional Information Part B:


     (1)  Independent Auditor's Report dated November 29, 1995.

     (2)  Statement of Net Assets at October 31, 1995 (audited).

     (3)  Statement of Operations as of October 31, 1995 (audited).

     (4)  Statement of Changes in Net Assets as of October 31, 1995 (audited).


     (5)  Notes to Financial Statements.

(b)  Exhibits.

     (1) Amended Articles of Incorporation of the Registrant (filed as Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A [File No. 33-36317] and is incorporated herein by reference.)

     (2) By-laws of the Registrant (filed as Exhibit 2 to the initial Registration Statement on Form N-1A [File No. 33-36317] and is incorporated herein by reference.)

     (3)  Not applicable.

     (4) Form of certificate for shares of Common Stock, par value $.001 per share, of the Registrant (filed as Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A [File No. 33-36317] and is incorporated herein by reference).

     (5) Investment Management Contract between the Registrant and New England Investment Companies, L.P. (filed as Exhibit 5 to Post-Effective Amendment No. 4 to Registration Statement on Form N-1A [File No. 33-36317] and incorporated herein by reference.)

     (6) Distribution Agreement between the Registrant and Reich & Tang Distributors L.P. (filed as Exhibit 5 to Post-Effective Amendment No. 4 to Registration Statement on Form N-1A [File No. 33-36317] and incorporated herein by reference.)

     (7)  Not applicable.

     (8) Custody Agreement between the Registrant and Investors Fiduciary Trust Company (filed as Exhibit 8 to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A [File No. 33-36317] and incorporated herein by reference.).

      (9) Not applicable.

   (10.1) Opinion of Messrs. Battle Fowler LLP, as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the heading "Federal Income Taxes" in the Prospectus (filed as Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A [File No. 33-36317] and is incorporated herein by reference).

   (10.2) Opinion of Sills Cummis Zuckerman Radin Tischman Epstein & Gross,
          P.A., as to New Jersey law, including their consent to the filing thereof and to the use of their name under the heading "New Jersey Income Taxes" in the Prospectus (filed as Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A [File No. 33-36317] and is incorporated herein by reference).

     (11) Consent of Independent Certified Public Accountants filed as Exhibit 11 herein.

   (11.1) Powers of Attorney (filed as Exhibit 1 to Pre-Effective Amendment No.
          1 to the Registration Statement on Form N-1A [File No. 33-36317] and is incorporated herein by reference).

     (12) Not applicable.

     (13) Written assurance of Reich & Tang, Inc. that its purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling (filed as Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A [File No. 33-36317] and is incorporated herein by reference).

     (14) Not applicable.

   (15.1) Distribution and Service Plan pursuant to Rule 12b-1 under the
          Investment Company Act of 1940 (filed as Exhibit 15.1 to Post-Effective No. 4 to Registration Statement on Form N-1A [File No. 33-36317] and incorporated herein.)

   (15.2) Distribution Agreement between the Registrant and Reich & Tang
          Distributors L.P. (filed as Exhibit 15.2 to Post-Effective No. 4 to Registration Statement on Form N-1A [File No. 33-36317] and incorporated herein.)

   (15.3) Shareholder Servicing Agreement and Administrative Services Contract between the Registrant and Reich & Tang Distributors L.P. (filed as
          Exhibit 15.3 to Post-Effective No. 4 to Registration Statement on Form N-1A [File No. 33-36317] and incorporated herein.)


   (15.4) Administrative Services Contract between  Registrant and Reich & Tang
          Asset Management L.P. filed as Exhibit 15.4 herein.


ITEM 25. Persons Controlled by or Under Common Control with Registrant.

          None.

ITEM 26. Number of Holders of Securities.


                                   Number of Record Holders
     Title of Class                as of January 31, 1996
     --------------                ------------------------

     Common Stock
     (par value $.001)                      1,677

ITEM 27. Indemnification.

     Registrant incorporates herein by reference to response to Item 27 of Pre-Effective Amendment No. 1 of this Registration Statement filed with the Commission on October 26, 1990.


ITEM 28. Business and Other Connections of Investment Adviser.

     The description of Reich & Tang Asset Management L.P. under the caption "Management of the Fund" in the Prospectus and in the Statement of Additional
Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

     New England Mutual Life Insurance Company, ("The New England") of which New England Investment Companies, Inc. ("NEIC") is an indirect wholly-owned subsidiary, owns approximately 68.1% of the outstanding partnership units of New England Investment Companies, L.P. (NEICLP), Reich & Tang, Inc., owns approximately 22.8% of the outstanding partnership units of NEICLP. NEICLP is the limited partner and owner of a 99.5% interest in Reich & Tang Asset Management L.P. Reich & Tang Asset Management, Inc. serves as the sole general partner and owner of the remaining .5% interest of Reich & Tang Asset Management L.P. and serves as the sole general partner of Reich & Tang Distributors L.P. Reich & Tang Asset Management, Inc. serves as the sole limited partner of the Distributor.


     Registrant's investment adviser, Reich & Tang Asset Management L.P., is a registered investment adviser. Reich & Tang Asset Management L.P.'s investment advisory clients include California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc., registered investment companies whose addresses are 600 Fifth Avenue, New York, New York 10020, which invest principally in money market instruments, Reich & Tang Equity Fund, Inc., a registered investment company whose address is 600 Fifth Avenue, New York, New York 10020, which invests principally in equity securities, and Reich & Tang Government Securities Trust, a registered investment company whose address is 600 Fifth Avenue, New York, New York 10020, which invests solely in securities issued or guaranteed by the United States Government. In addition, Reich & Tang Asset Management L.P. is the sole general partner of Alpha Associates, August Associates, Reich & Tang Minutus L.P. and Tucek Partners, L.P., private investment partnerships organized as limited partnerships.

     Peter S. Voss, President, Chief Executive Officer and a Director of NEIC since October 1992, Chairman of the Board of NEIC since December 1992, Group Executive Vice President, Bank of America, responsible for the global asset management private banking businesses, from April 1992 to October 1992, Executive Vice President of Security Pacific Bank, and Chief Executive Officer of Security Pacific Hoare Govett Companies a wholly-owned subsidiary of Security Pacific Corporation, from April 1988 to April 1992, Director of The New England since March 1993, Chairman of the Board of Directors of NEIC's subsidiaries other than Loomis, Sayles & Company, L.P. ("Loomis") and Back Bay Advisors, L.P.. ("Back Bay"), where he serves as a Director, and Chairman of the Board of Trustees of all of the mutual funds G. Neil Ryland, Executive Vice President, Treasurer and Chief Financial Officer NEIC since July 1993, Executive Vice
President and Chief Financial Officer of The Boston Company, a diversified financial services company, from March 1989 until July 1993, from September 1985 to December 1988, Mr. Ryland was employed by Kenner Parker Toys, Inc. as Senior Vice President and Chief Financial Officer. Edward N. Wadsworth, Executive Vice President, General Counsel, Clerk and Secretary of NEIC since December 1989, Senior Vice President and Associate General Counsel of The New England from 1984 until December 1992, and Secretary of Westpeak and Draycott and the Treasurer of NEIC.

Lorraine C. Hysler has been Secretary of RTAM since July 1994, Assistant Secretary of NEIC since September 1993, Vice President of the Mutual Funds Group of NEICLP from September 1993 until July 1994, and Vice President of Reich & Tang Mutual Funds since July 1994. Ms. Hysler joined Reich & Tang, Inc. in May 1977 and served as Secretary from April 1987 until September 1993. Richard E. Smith, III has been a Director of RTAM since July 1994, President and Chief Operating Officer of the Capital Management Group of NEICLP from May 1994 until July 1994, President and Chief Operating Officer of the Reich & Tang Capital Management Group since July 1994, Executive Vice President and Director of Rhode Island Hospital Trust from March 1993 to May 1994, President, Chief Executive Officer and Director of USF&G Review Management Corp. from January 1988 until September 1992. Steven W. Duff has been a Director of RTAM since October 1994, President and Chief Executive Officer of Reich & Tang Mutual Funds since August 1994, Senior Vice President of NationsBank from June 1981 until August 1994, Mr. Duff is President and a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily
Municipal Income Fund, Inc. and Short Term Income Fund, Inc., President and Chairman of Reich & Tang Government Securities Trust, President and Trustee of Institutional Daily Municipal Income Fund, Pennsylvania Daily Municipal Income Fund, President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc., and Executive Vice President of Reich & Tang Equity Fund, Inc. Bernadette N. Finn has been Vice President/Compliance of RTAM since July 1994, Vice President of Mutual Funds Division of NEICLP from September 1993 until July 1994, Vice President of Reich & Tang Mutual Funds since July 1994. Ms. Finn joined Reich & Tang, Inc. in September 1970 and served as Vice President from September 1982 until May 1987 and as Vice President and Assistant Secretary from May 1987 until September 1993. Ms. Finn is also Secretary of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Delafield Fund, Inc., Daily Tax Free Income Fund, Inc., Institutional Daily Municipal Income Fund, Michigan Daily Tax Free Income Funds, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund and Tax Exempt Proceeds Fund, Inc., a Vice President and Secretary of Reich & Tang Equity Fund, Inc., Reich & Tang Government Securities Trust and Short Term Income Fund, Inc. Richard De Sanctis has been Treasurer of RTAM since July 1994, Assistant Treasurer of NEIC since September 1993 and Treasurer of the Mutual Funds Group of NEICLP from September 1993 until July 1994, Treasurer of the Reich & Tang Mutual Funds since July 1994. Mr. De Sanctis joined Reich & Tang, Inc. in December 1990 and served as Controller of Reich & Tang, Inc., from January 1991 to September 1993. Mr. De Sanctis was Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990. Mr. De Sanctis is also Treasurer of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Institutional Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Reich & Tang Government Securities Trust, Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc. and is Vice President and Treasurer of Cortland Trust, Inc.


ITEM 29. Principal Underwriters.

     (a) Reich & Tang Distributors L.P. is also distributor for Connecticut California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Reich & Tang Government Securities Trust Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

     (b) The following are the directors and officers of Reich & Tang Asset Management Inc., the general partner of Reich & Tang Distributors L.P. Reich & Tang Distributors L.P. does not have any officers. The principal business address of Messrs. Voss, Ryland, and Wadsworth is 399 Boylston Street, Boston, Massachusetts 02116. For all other persons, the principal business address is 600 Fifth Avenue, New York, New York 10022.

                            Positions and Offices
                           With the General Partner    Positions and Offices
         Name                 of the Distributor          With Registrant

Peter S. Voss              President and Director       None
G. Neal Ryland             Director                     None
Edward N. Wadsworth        Clerk                        None
Richard E. Smith III       Director                     None
Steven W. Duff             Director                     President and Director
Bernadette N. Finn         Vice President - Compliance  Secretary
Lorraine C. Hysler         Secretary                    None
Richard De Sanctis         Vice President and Treasurer Treasurer


     (c)  Not applicable.

ITEM 30. Location of Accounts and Records.

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of the Registrant or Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, the Registrant's custodian, transfer agent and dividend disbursing agent.

ITEM 31. Management Services.

     Not applicable.

ITEM 32. Undertaking.

     Not applicable.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 26th day of February, 1996.


                                   NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.


                                   By: /s/ Bernadette N.Finn
                                           Bernadette N. Finn
                                           Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                          Capacity              Date

(1)  Principal Executive Officer



     /s/Steven W. Duff                  President and         February 26, 1996
        Steven W. Duff                    Director


(2)  Principal Financial and
     Accounting Officer



     /s/ Richard De Sanctis
     Richard De Sanctis                 Treasurer             February 26, 1996


(3)  Majority of Directors

     W. Giles Mellon     (Director)*
     Robert Straniere    (Director)*
     Yung Wong           (Director)*


By:  /s/ Bernadette N. Finn                                   February 26, 1996
     Bernadette N. Finn
     Attorney-in-Fact*



     * Powers of Attorney filed as an Exhibit with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A dated October 26, 1990.